Quarterly Report
September 30, 2023
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.5%
COMMODITIES — 20.2%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	6,971,716	$104,227,154
DOMESTIC EQUITY — 6.1%
The Energy Select Sector SPDR Fund (a)	347,808	31,438,365
INFLATION LINKED — 6.8%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	1,947,076	35,203,134
INTERNATIONAL EQUITY — 24.7%
SPDR S&P Global Infrastructure ETF (a)(b)	2,565,193	126,361,408
VanEck Agribusiness ETF (b)	15,473	1,217,725
		127,579,133
INTERNATIONAL FIXED INCOME — 2.4%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	325,487	12,664,699
NATURAL RESOURCES — 32.9%
SPDR Gold MiniShares Trust (a)(c)	276,102	10,121,899
SPDR S&P Global Natural Resources ETF (a)(b)	2,586,197	144,102,897
SPDR S&P Metals & Mining ETF (a)(b)	305,074	16,016,385
		170,241,181
REAL ESTATE — 1.4%
SPDR Dow Jones International Real Estate ETF (a)(b)	101,478	2,413,147
SPDR Dow Jones REIT ETF REIT (a)(b)	57,935	4,805,129
		7,218,276
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $520,419,223)		488,571,942
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 12.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (d)(e)	28,403,571	$28,403,571
State Street Navigator Securities Lending Portfolio II (f)(g)	38,037,053	38,037,053
TOTAL SHORT-TERM INVESTMENTS (Cost $66,440,624)		$66,440,624
TOTAL INVESTMENTS — 107.3% (Cost $586,859,847)		555,012,566
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(37,951,752)
NET ASSETS — 100.0%		$517,060,814
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$488,571,942	$—	$—	$488,571,942
Short-Term Investments	66,440,624	—	—	66,440,624
TOTAL INVESTMENTS	$555,012,566	$—	$—	$555,012,566
See accompanying notes to Schedule of Investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,108,232	$38,917,963	$1,681,429	$4,637,253	$(260,110)	$(498,895)	1,947,076	$35,203,134	$394,583
SPDR Dow Jones International Real Estate ETF	106,095	2,627,973	74,037	191,726	(6,777)	(90,360)	101,478	2,413,147	27,249
SPDR Dow Jones REIT ETF	118,899	10,753,226	351,936	6,057,387	(222,023)	(20,623)	57,935	4,805,129	47,416
SPDR FTSE International Government Inflation-Protected Bond ETF	327,586	13,679,991	873,385	967,472	(11,725)	(909,480)	325,487	12,664,699	212,831
SPDR Gold MiniShares Trust	276,756	10,541,636	751,931	777,025	42,128	(436,771)	276,102	10,121,899	—
SPDR S&P Global Infrastructure ETF	2,501,429	133,501,265	12,997,438	9,677,266	39,078	(10,499,107)	2,565,193	126,361,408	—
SPDR S&P Global Natural Resources ETF	2,741,886	147,815,074	5,311,186	14,028,858	90,263	4,915,232	2,586,197	144,102,897	—
SPDR S&P Metals & Mining ETF	332,119	16,878,288	653,440	2,060,698	210,669	334,686	305,074	16,016,385	51,184
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,584,135	21,584,135	9,465,269	2,645,833	—	—	28,403,571	28,403,571	374,798
State Street Navigator Securities Lending Portfolio II	32,724,798	32,724,798	221,549,662	216,237,407	—	—	38,037,053	38,037,053	52,785
The Energy Select Sector SPDR Fund	395,864	32,132,281	901,200	5,158,483	598,974	2,964,393	347,808	31,438,365	233,780
Total		$461,156,630	$254,610,913	$262,439,408	$480,477	$(4,240,925)		$449,567,687	$1,394,626
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.4%
DOMESTIC EQUITY — 29.4%
Invesco KBW Premium Yield Equity REIT ETF	74,577	$1,302,115
iShares Mortgage Real Estate ETF (a)	117,163	2,617,422
Schwab U.S. Dividend Equity ETF (a)	83,838	5,932,377
SPDR ICE Preferred Securities ETF (b)	129,846	4,214,801
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	168,640	5,914,205
		19,980,920
DOMESTIC FIXED INCOME — 40.5%
SPDR Blackstone Senior Loan ETF (a)(b)	168,680	7,072,752
SPDR Bloomberg Convertible Securities ETF (a)(b)	51,043	3,460,715
SPDR Bloomberg High Yield Bond ETF (a)(b)	92,593	8,370,407
SPDR Portfolio Long Term Treasury ETF (b)	328,913	8,601,075
		27,504,949
INTERNATIONAL EQUITY — 12.5%
SPDR S&P Global Infrastructure ETF (b)	110,239	5,430,373
SPDR S&P International Dividend ETF (a)(b)	92,515	3,043,744
		8,474,117
INTERNATIONAL FIXED INCOME — 12.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	416,275	8,254,733
REAL ESTATE — 1.9%
SPDR Dow Jones REIT ETF REIT (a)(b)	15,878	1,316,921
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $74,669,365)		65,531,640
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 23.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	2,362,785	$2,362,785
State Street Navigator Securities Lending Portfolio II (e)(f)	13,538,844	13,538,844
TOTAL SHORT-TERM INVESTMENTS (Cost $15,901,629)		$15,901,629
TOTAL INVESTMENTS — 119.8% (Cost $90,570,994)		81,433,269
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.8)%		(13,460,994)
NET ASSETS — 100.0%		$67,972,275
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2023.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$65,531,640	$—	$—	$65,531,640
Short-Term Investments	15,901,629	—	—	15,901,629
TOTAL INVESTMENTS	$81,433,269	$—	$—	$81,433,269
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Blackstone Senior Loan ETF	173,309	$7,256,448	$177,469	$371,072	$(20,634)	$30,541	168,680	$7,072,752	$158,075
SPDR Bloomberg Convertible Securities ETF	52,305	3,658,735	81,160	169,263	(18,140)	(91,777)	51,043	3,460,715	16,857
SPDR Bloomberg Emerging Markets Local Bond ETF	406,911	8,610,237	310,226	112,328	(625)	(552,777)	416,275	8,254,733	110,654
SPDR Bloomberg High Yield Bond ETF	93,779	8,630,481	178,017	285,392	(1,685)	(151,014)	92,593	8,370,407	143,954
SPDR Bloomberg International Corporate Bond ETF	50,932	1,445,450	12,392	1,484,866	60,894	(33,870)	—	—	2,463
SPDR Dow Jones REIT ETF	15,848	1,433,293	56,574	54,238	2,998	(121,706)	15,878	1,316,921	13,079
SPDR ICE Preferred Securities ETF	127,166	4,256,246	168,031	77,311	(13,378)	(118,787)	129,846	4,214,801	69,939
SPDR Portfolio Long Term Treasury ETF	307,978	9,208,542	678,196	75,912	(1,850)	(1,207,901)	328,913	8,601,075	75,022
SPDR Portfolio S&P 500 High Dividend ETF	134,956	5,004,168	2,024,308	710,191	(72,134)	(331,946)	168,640	5,914,205	74,667
SPDR S&P Global Infrastructure ETF	107,500	5,737,275	238,278	92,695	(1,197)	(451,288)	110,239	5,430,373	—
SPDR S&P International Dividend ETF	163,925	5,637,381	158,447	2,618,966	14,783	(147,901)	92,515	3,043,744	35,590
State Street Institutional U.S. Government Money Market Fund, Class G Shares	814,508	814,508	2,592,705	1,044,428	—	—	2,362,785	2,362,785	22,728
State Street Navigator Securities Lending Portfolio II	5,978,695	5,978,695	57,946,077	50,385,928	—	—	13,538,844	13,538,844	24,765
Total		$67,671,459	$64,621,880	$57,482,590	$(50,968)	$(3,178,426)		$71,581,355	$747,793
See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 92.1%
DOMESTIC EQUITY — 40.9%
SPDR Gold Shares (a)(b)	39,510	$6,773,990
SPDR Portfolio S&P 600 Small Cap ETF (a)(c)	370,986	13,689,383
SPDR S&P 500 ETF Trust (a)	125,775	53,766,297
SPDR S&P MidCap 400 ETF Trust (a)(c)	9,969	4,552,244
The Consumer Discretionary Select Sector SPDR Fund (a)(c)	27,124	4,366,422
The Energy Select Sector SPDR Fund (a)	51,758	4,678,406
The Industrial Select Sector SPDR Fund (a)(c)	44,443	4,505,631
		92,332,373
DOMESTIC FIXED INCOME — 11.2%
SPDR Blackstone Senior Loan ETF (a)(c)	84,158	3,528,745
SPDR Bloomberg High Yield Bond ETF (a)(c)	51,338	4,640,955
SPDR Bloomberg International Treasury Bond ETF (a)	162,255	3,446,296
SPDR Portfolio Aggregate Bond ETF (a)(c)	427,789	10,412,384
SPDR Portfolio Long Term Treasury ETF (a)	128,019	3,347,697
		25,376,077
INFLATION LINKED — 6.2%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	772,500	13,966,800
INTERNATIONAL EQUITY — 27.7%
SPDR Portfolio Developed World ex-U.S. ETF (a)(c)	1,135,520	35,212,475
SPDR Portfolio Emerging Markets ETF (a)(c)	614,689	20,635,110
SPDR S&P International Small Cap ETF (a)(c)	230,956	6,730,058
		62,577,643
INTERNATIONAL FIXED INCOME — 6.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(c)	346,170	6,864,551
Security Description	Shares	Value
SPDR Bloomberg International Corporate Bond ETF (a)(c)	251,596	$6,825,799
		13,690,350
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $203,028,965)		207,943,243
SHORT-TERM INVESTMENTS — 26.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (d)(e)	17,521,001	$17,521,001
State Street Navigator Securities Lending Portfolio II (f)(g)	42,238,106	42,238,106
TOTAL SHORT-TERM INVESTMENTS (Cost $59,759,107)		$59,759,107
TOTAL INVESTMENTS — 118.6% (Cost $262,788,072)		267,702,350
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.6)%		(41,941,231)
NET ASSETS — 100.0%		$225,761,119
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2023.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$207,943,243	$—	$—	$207,943,243
Short-Term Investments	59,759,107	—	—	59,759,107
TOTAL INVESTMENTS	$267,702,350	$—	$—	$267,702,350

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Blackstone Senior Loan ETF	83,240	$3,485,259	$199,113	$160,808	$(1,652)	$6,833	84,158	$3,528,745	$77,018
SPDR Bloomberg 1-10 Year TIPS ETF	740,764	13,674,503	943,614	361,802	(15,435)	(274,080)	772,500	13,966,800	147,551
SPDR Bloomberg Emerging Markets Local Bond ETF	325,324	6,883,856	495,919	60,931	874	(455,167)	346,170	6,864,551	89,638
SPDR Bloomberg High Yield Bond ETF	50,020	4,603,341	251,617	130,847	(1,230)	(81,926)	51,338	4,640,955	77,821
SPDR Bloomberg International Corporate Bond ETF	244,384	6,935,618	403,840	201,283	(16)	(312,360)	251,596	6,825,799	39,136
SPDR Bloomberg International Treasury Bond ETF	507,878	11,452,649	337,551	8,030,080	(188,871)	(124,953)	162,255	3,446,296	36,283
SPDR Gold Shares	37,649	6,711,687	465,945	130,680	(1,206)	(271,756)	39,510	6,773,990	—
SPDR Portfolio Aggregate Bond ETF	270,297	6,857,435	7,326,715	3,504,253	61,955	(329,468)	427,789	10,412,384	39,591
SPDR Portfolio Developed World ex-US ETF	1,116,902	36,343,991	2,286,079	1,687,772	27,064	(1,756,887)	1,135,520	35,212,475	—
SPDR Portfolio Emerging Markets ETF	462,602	15,904,257	5,517,997	299,501	(13,017)	(474,626)	614,689	20,635,110	—
SPDR Portfolio Europe ETF	384,632	14,812,178	2,741,323	17,370,706	1,273,915	(1,456,710)	—	—	—
SPDR Portfolio Long Term Treasury ETF	154,046	4,605,975	296,691	1,064,675	(55,326)	(434,968)	128,019	3,347,697	31,469
SPDR Portfolio S&P 600 Small Cap ETF	148,000	5,748,320	9,077,488	216,746	24,971	(944,650)	370,986	13,689,383	21,776
SPDR S&P 500 ETF Trust	125,343	55,562,045	9,928,502	9,699,161	382,329	(2,407,418)	125,775	53,766,297	199,470
SPDR S&P International Small Cap ETF	220,444	6,725,747	412,400	90,899	1,533	(318,723)	230,956	6,730,058	—
SPDR S&P MidCap 400 ETF Trust	9,792	4,689,487	300,067	221,268	37,474	(253,516)	9,969	4,552,244	15,525
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,331,839	10,331,839	13,093,616	5,904,454	—	—	17,521,001	17,521,001	218,199
State Street Navigator Securities Lending Portfolio II	41,508,999	41,508,999	417,750,391	417,021,284	—	—	42,238,106	42,238,106	69,567
The Consumer Discretionary Select Sector SPDR Fund	28,532	4,845,019	2,506,156	2,727,206	115,675	(373,222)	27,124	4,366,422	—
The Energy Select Sector SPDR Fund	—	—	4,825,663	16,561	(163)	(130,533)	51,758	4,678,406	34,805
The Health Care Select Sector SPDR Fund	35,191	4,670,901	—	4,583,236	(8,069)	(79,596)	—	—	—
The Industrial Select Sector SPDR Fund	44,587	4,785,077	2,587,555	2,681,889	172,835	(357,947)	44,443	4,505,631	18,918
Total		$271,138,183	$481,748,242	$476,166,042	$1,813,640	$(10,831,673)		$267,702,350	$1,116,767
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 46.6%
ADVERTISING AGENCIES — 0.2%
ABG Intermediate Holdings 2 LLC Senior Secured 2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 9.32%, 12/21/2028 (a)	$223,872	$224,152
ADVERTISING SERVICES — 0.1%
CMG Media Corp. Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.99%, 12/17/2026 (a)	61,872	56,871
AEROSPACE & DEFENSE — 0.6%
Dynasty Acquisition Co., Inc.:
Senior Secured 2023 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/24/2028 (a)	126,539	126,434
Senior Secured 2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/24/2028 (a)	54,231	54,186
TransDigm, Inc. Senior Secured 2023 Term Loan I, 3 mo. USD Term SOFR + 3.25%, 8.64%, 8/24/2028 (a)	516,864	517,711
		698,331
AIR FREIGHT & LOGISTICS — 0.1%
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.65%, 7/26/2028 (a)	174,112	171,736
AUTOMOBILE COMPONENTS — 0.7%
BBB Industries LLC Senior Secured 2022 Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.67%, 7/25/2029 (a)	463,803	438,999
Clarios Global LP Senior Secured 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.07%, 5/6/2030 (a)	250,000	249,884
Security Description	Principal Amount	Value
USI, Inc. Senior Secured 2022 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.14%, 11/22/2029 (a)	$148,500	$148,572
		837,455
BEVERAGES — 0.4%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.65%, 3/31/2028 (a)	570,825	557,504
BROADLINE RETAIL — 0.4%
EG Group Ltd.:
Senior Secured 2023 USD First Lien Incremental Tranche B TLB, 2 mo. USD Term SOFR + 4.00%, 9.30%, 2/7/2025 (a)	66,766	66,913
Senior Secured 2023 USD First Lien Incremental Tranche C TLB, 2 mo. USD Term SOFR + 4.00%, 9.30%, 2/7/2025 (a)	141,095	135,451
Harbor Freight Tools USA, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 10/19/2027 (a)	234,309	232,884
		435,248
BUILDING MATERIALS — 0.1%
Tamko Building Products LLC Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.90%, 9/20/2030 (a)	150,000	149,532
BUILDING PRODUCTS — 1.6%
ACProducts, Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 5/17/2028 (a)	521,187	432,007
Chamberlain Group, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 11/3/2028 (a)	339,730	335,139
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (a)	454,780	444,975
Janus International Group LLC Senior Secured 2023 Term Loan B, 6 mo. USD Term SOFR + 3.25%, 8.68%, 7/25/2030 (a)	175,000	174,672

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Oscar AcquisitionCo LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.99%, 4/29/2029 (a)	$475,990	$473,229
Summit Materials LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.57%, 12/14/2027 (a)	198,500	199,533
		2,059,555
CAPITAL MARKETS — 0.2%
AqGen Island Holdings, Inc. Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 8/2/2028 (a)	208,680	207,247
CASINO SERVICES — 0.3%
Stars Group Holdings BV Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.90%, 7/22/2028 (a)	396,000	397,188
CHEMICALS — 0.6%
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 mo. USD Term SOFR + 2.50%, 8.15%, 3/2/2026 (a)	134,625	134,686
Nouryon Finance BV Senior Secured 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 4/3/2028 (a)	294,768	291,697
PQ Corp. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.97%, 6/9/2028 (a)	125,440	125,220
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.63%, 3/16/2027 (a)	171,891	171,116
		722,719
COMMERCIAL SERVICES — 3.3%
AEA International Holdings Sarl Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 9/7/2028 (a)	289,281	288,738
AlixPartners LLP Senior Secured 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 2/4/2028 (a)	176,856	176,944
Security Description	Principal Amount	Value
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 5/12/2028 (a)	$454,404	$439,661
CoreLogic, Inc. Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/2/2028 (a)	323,820	300,410
Corp. Service Co. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 11/2/2029 (a)	329,909	330,280
GTCR W Merger Sub LLC Senior Secured USD Term Loan B, 9/20/2030	290,000	290,106
Mavis Tire Express Services Corp. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 5/4/2028 (a)	471,986	471,396
Neptune Bidco U.S., Inc. Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.40%, 4/11/2029 (a)	500,449	452,179
OMNIA Partners LLC:
Senior Secured Delayed Draw Term Loan, 0.50%, 7/19/2030 (a)	9,246	9,268
Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.60%, 7/25/2030 (a)	278,132	278,798
PECF USS Intermediate Holding III Corp. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.57%, 12/15/2028 (a)	263,956	212,862
Spring Education Group, Inc. Senior Secured, 10/4/2030	120,000	118,500
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 8/27/2025 (a)	587,531	588,424
VT Topco, Inc. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.66%, 8/9/2030 (a)	175,000	175,310
		4,132,876

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Aramark Services, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.93%, 4/6/2028 (a)	$355,896	$356,519
Asurion LLC:
Senior Secured 2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.68%, 1/20/2029 (a)	335,165	298,535
Senior Secured 2021 Term Loan B9, 3 mo. USD Term SOFR + 3.25%, 8.65%, 7/31/2027 (a)	305,006	295,322
Senior Secured 2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/19/2028 (a)	180,045	174,924
Belron Finance U.S. LLC Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 2.75%, 8.16%, 4/18/2029 (a)	124,688	124,980
Covanta Holding Corp.:
Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.82%, 11/30/2028 (a)	131,464	130,900
Senior Secured 2021 Term Loan C, 1 mo. USD Term SOFR + 2.50%, 7.82%, 11/30/2028 (a)	9,997	9,955
Garda World Security Corp. Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.75%, 10/30/2026 (a)	305,848	306,149
McGraw-Hill Global Education Holdings LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.18%, 7/28/2028 (a)	452,037	444,457
Packaging Coordinators Midco, Inc. Senior Secured 2020 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 9.15%, 11/30/2027 (a)	187,662	187,148
Prime Security Services Borrower LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.19%, 9/23/2026 (a)	329,440	329,328
Security Description	Principal Amount	Value
Thevelia U.S. LLC Senior Secured USD Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.29%, 6/18/2029 (a)	$150,000	$150,406
		2,808,623
COMMUNICATIONS EQUIPMENT — 0.2%
Cogeco Financing 2 LP Senior Secured 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.82%, 9/1/2028 (a)	126,635	123,803
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 3/9/2027 (a)	108,052	88,554
		212,357
COMPUTERS — 0.3%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.63%, 7/27/2028 (a)	132,471	99,243
Vision Solutions, Inc. Senior Secured 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.61%, 4/24/2028 (a)	305,665	297,036
		396,279
CONSTRUCTION & ENGINEERING — 0.6%
Brown Group Holding LLC:
Senior Secured 2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 3.75%, 9.17%, 7/2/2029 (a)	153,906	154,002
Senior Secured Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 6/7/2028 (a)	167,003	165,820
KKR Apple Bidco LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 9/22/2028 (a)	272,298	270,869
Pike Corp. Senior Secured 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 1/21/2028 (a)	184,204	184,232
		774,923

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.3%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.63%, 8.06%, 2/1/2027 (a)	$421,665	$421,593
CONSUMER FINANCE — 0.3%
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 1/29/2027 (a)	350,462	348,710
CONTAINERS & PACKAGING — 1.1%
Berlin Packaging LLC Senior Secured 2021 Term Loan B5, 3 mo. USD SOFR + 3.75%, 9.40%, 3/11/2028 (a)	443,897	439,856
Charter NEX U.S., Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 12/1/2027 (a)	188,252	186,800
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.18%, 9.59%, 4/13/2029 (a)	434,134	428,853
Graham Packaging Co., Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 8/4/2027 (a)	50,148	50,107
Proampac PG Borrower LLC Senior Secured 2023 Term Loan, 11/3/2028	200,000	199,350
Trident TPI Holdings, Inc. Senior Secured 2021 Term Loan B3, 3 mo. USD Term SOFR + 4.00%, 9.65%, 9/15/2028 (a)	78,898	78,744
		1,383,710
COSMETICS & TOILETRIES — 0.6%
Solis IV BV Senior Secured USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.89%, 2/26/2029 (a)	152,481	148,860
Sunshine Luxembourg VII Sarl Senior Secured 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.75%, 9.24%, 10/1/2026 (a)	587,771	587,527
		736,387
Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.2%
Fastlane Parent Co., Inc. Senior Secured 2023 Term Loan B, 9/4/2028 (b)	$175,000	$173,360
Windsor Holdings III LLC Senior Secured USD Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.83%, 8/1/2030 (a)	115,000	114,856
		288,216
DISTRIBUTORS — 0.2%
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 6.25%, 11.81%, 10/20/2028 (a)	330,818	290,723
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 11.17%, 12/10/2029 (a)	144,286	124,747
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Altice France SA Senior Secured 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.81%, 8/15/2028 (a)	165,720	150,494
CCI Buyer, Inc. Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.40%, 12/17/2027 (a)	85,201	84,226
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.68%, 3/15/2027 (a)	85,520	60,957
		295,677
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Ingram Micro, Inc. Senior Secured 2021 Term Loan B, 3 mo. USD LIBOR + 3.50%, 9.15%, 6/30/2028 (a)	54,000	53,967
MX Holdings U.S., Inc. Senior Secured 2018 USD Term Loan B1C, 1 mo. USD Term SOFR + 2.50%, 7.93%, 7/31/2025 (a)	115,500	115,680
		169,647

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 1.4%
AP Gaming I LLC Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.30%, 2/15/2029 (a)	$177,727	$177,477
Crown Finance U.S., Inc. Senior Secured 2023 Exit Term Loan, 14.38%, 7/31/2028 (a)	39,480	40,406
Fertitta Entertainment LLC Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 1/27/2029 (a)	592,238	587,272
GVC Holdings Ltd. Senior Secured 2022 USD Term Loan B2, 3 mo. USD Term SOFR + 3.50%, 8.99%, 10/31/2029 (a)	277,441	277,528
Motion Finco Sarl Senior Secured Delayed Draw Term Loan B2, 3 mo. USD SOFR + 3.25%, 8.90%, 11/12/2026 (a)	22,876	22,853
SMG U.S. Midco 2, Inc. Senior Secured 2020 Term Loan, 3 mo. USD Term SOFR + 2.50%, 8.13%, 1/23/2025 (a)	139,176	139,242
UFC Holdings LLC Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.37%, 4/29/2026 (a)	421,843	421,866
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 mo. USD Term SOFR + 2.13%, 7.56%, 1/20/2028 (a)	134,203	134,320
		1,800,964
FINANCIAL SERVICES — 2.1%
Advisor Group, Inc. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.82%, 8/17/2028 (a)	112,892	112,972
Apex Group Treasury LLC Senior Secured USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.38%, 7/27/2028 (a)	90,736	90,112
CE Intermediate I LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.02%, 11/10/2028 (a)	189,332	187,617
Security Description	Principal Amount	Value
Citadel Securities LP Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.82%, 7/29/2030 (a)	$400,278	$399,998
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.14%, 4/9/2027 (a)	102,594	100,264
DirecTV Financing LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.43%, 8/2/2027 (a)	432,636	423,804
Edelman Financial Center LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 4/7/2028 (a)	447,275	443,305
Focus Financial Partners LLC Senior Secured Senior Secured 2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.82%, 6/30/2028 (a)	312,179	311,653
NFP Corp. Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 2/16/2027 (a)	134,770	133,314
Paysafe Holdings Corp. Senior Secured USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.18%, 6/28/2028 (a)	76,199	74,961
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.67%, 12/16/2028 (a)	117,061	116,988
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 5/18/2025 (a)	270,345	270,345
		2,665,333
FOOD & BEVERAGE — 0.1%
Hostess Brands LLC Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.90%, 6/28/2030 (a)	108,275	108,647
FOOD PRODUCTS — 0.3%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.67%, 1/29/2027 (a)	357,167	355,197

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
FOOD-MISC/DIVERSIFIED — 0.2%
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 5/12/2028 (a)	$188,484	$183,920
GROUND TRANSPORTATION — 0.3%
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 3 mo. USD Term SOFR + 3.75%, 9.48%, 3/24/2026 (a)	311,976	311,608
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Bausch & Lomb Corp. Senior Secured Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.76%, 5/10/2027 (a)	599,185	583,540
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.49%, 10/1/2027 (a)	592,492	579,531
		1,163,071
HEALTH CARE PROVIDERS & SERVICES — 1.2%
GHX Ultimate Parent Corp. Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.12%, 6/30/2027 (a)	170,205	170,418
Medline Borrower LP Senior Secured USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/23/2028 (a)	535,158	534,336
National Mentor Holdings, Inc.:
Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.17%, 3/2/2028 (a)	91,495	81,965
Senior Secured 2021 Term Loan C, 3 mo. USD Term SOFR + 3.75%, 9.15%, 3/2/2028 (a)	2,631	2,357
Pediatric Associates Holding Co. LLC:
Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 12/29/2028 (a)	147,978	144,556
Senior Secured 2022 Delayed Draw Term Loan, 3 mo. USD LIBOR + 3.25%, 3.25%, 12/29/2028 (a)	22,524	22,003
Security Description	Principal Amount	Value
Radnet Management, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/21/2028 (a)	$142,414	$142,414
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.38%, 11/16/2025 (a)	431,470	431,245
		1,529,294
HOME FURNISHINGS — 0.4%
AI Aqua Merger Sub, Inc. Senior Secured 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 7/31/2028 (a)	473,218	469,189
HOTELS, RESTAURANTS & LEISURE — 1.5%
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 8/17/2028 (a)	312,191	312,322
Caesars Entertainment Corp. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.67%, 2/6/2030 (a)	426,348	427,015
Motion Finco Sarl Senior Secured USD Term Loan B1, 3 mo. USD SOFR + 3.25%, 8.90%, 11/12/2026 (a)	160,464	160,304
Peraton Corp. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 2/1/2028 (a)	618,629	618,115
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/14/2029 (a)	307,516	307,901
		1,825,657
INSURANCE — 2.1%
Acrisure LLC Senior Secured 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.25%, 9.68%, 2/15/2027 (a)	170,395	170,342
Alliant Holdings Intermediate LLC Senior Secured 2021 Term Loan B4, 1 mo. USD LIBOR + 3.50%, 8.93%, 11/5/2027 (a)	439,928	439,539

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc. Senior Secured 2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 2/19/2028 (a)	$129,025	$129,106
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 2/12/2027 (a)	489,792	489,143
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 1/27/2027 (a)	205,331	204,666
HUB International Ltd. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 6/20/2030 (a)	115,000	115,443
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 mo. USD LIBOR + 3.25%, 8.69%, 11/12/2027 (a)	332,750	332,168
Ryan Specialty Group LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.42%, 9/1/2027 (a)	244,986	245,490
Sedgwick Claims Management Services, Inc. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 2/24/2028 (a)	440,173	439,871
USI, Inc.:
Senior Secured 2023 Acquisition Term Loan, 9/14/2030 (b)	66,667	66,583
Senior Secured 2023 Refi Term Loan, 9/14/2030 (b)	33,333	33,292
		2,665,643
INTERNET & CATALOG RETAIL — 0.1%
ION Trading Finance Ltd. Senior Secured 2021 USD Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.15%, 4/3/2028 (a)	74,500	73,638
INTERNET & TELECOM — 0.3%
Adevinta ASA Senior Secured USD Term Loan B, 3 mo. USD LIBOR + 2.750, 8.32%, 6/26/2028 (a)	65,583	65,666
Security Description	Principal Amount	Value
Uber Technologies, Inc. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.16%, 3/3/2030 (a)	$350,983	$351,262
		416,928
INTERNET SECURITY — 0.2%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 11.68%, 8/31/2029 (a)	240,040	241,203
INVESTMENT COMPANIES — 0.3%
AL GCX Holdings LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.93%, 5/17/2029 (a)	131,868	132,252
GIP Pilot Acquisition Partners LP Senior Secured Term Loan, 9/18/2030	100,000	99,875
LSF11 Trinity Bidco, Inc. Senior Secured Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.83%, 6/14/2030 (a)	124,375	124,375
		356,502
IT SERVICES — 0.3%
Access CIG LLC:
Senior Secured 2018 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.75%, 13.41%, 2/27/2026 (a)	194,616	190,886
Senior Secured 2023 Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.32%, 8/18/2028 (a)	120,000	118,650
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.15%, 10/18/2027 (a)	52,527	52,244
Presidio Holdings, Inc. Senior Secured 2020 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.97%, 1/22/2027 (a)	22,643	22,644
		384,424
LEISURE INDUSTRY — 0.3%
Carnival Corp. Senior Secured 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/18/2028 (a)	417,466	416,074

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 0.1%
Recess Holdings, Inc. Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.38%, 3/17/2027 (a)	$175,000	$175,001
LEISURE&REC/GAMES — 0.4%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.77%, 4/4/2029 (a)	473,768	471,696
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/15/2028 (a)	418,696	416,270
MACHINERY — 0.7%
Chart Industries, Inc. Senior Secured 2023 Term Loan, 1.00%, 3/20/2030	171,077	171,291
Engineered Machinery Holdings, Inc. Senior Secured 2021 USD Incremental Term Loan, 3 mo. USD Term SOFR + 3.50%, 9.15%, 5/19/2028 (a)	317,937	316,688
Madison IAQ LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 6/21/2028 (a)	405,864	399,954
		887,933
MACHINERY-CONSTRUCTION & MINING — 0.4%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 8/1/2025 (a)	466,099	466,369
MEDIA — 1.4%
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/15/2027 (a)	129,079	117,301
Gray Television, Inc. Senior Secured 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/1/2028 (a)	58,718	57,397
Security Description	Principal Amount	Value
MH Sub I LLC:
Senior Secured 2020 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 9/13/2024 (a)	$108,969	$109,128
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 11.57%, 2/23/2029 (a)	116,242	103,656
Radiate Holdco LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 9/25/2026 (a)	70,430	57,874
Telenet Financing USD LLC Senior Secured 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.00%, 7.45%, 4/30/2028 (a)	311,409	304,207
Univision Communications, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 1/31/2029 (a)	153,411	151,954
UPC Broadband Holding BV Senior Secured 2020 USD Term Loan AT, 1 mo. USD Term SOFR + 2.25%, 7.70%, 4/30/2028 (a)	322,531	316,564
Vertical U.S. Newco, Inc. Senior Secured Term Loan B, 6 mo. USD Term SOFR + 3.50%, 9.38%, 7/30/2027 (a)	431,799	431,367
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 mo. USD Term SOFR + 2.50%, 7.95%, 1/31/2028 (a)	164,749	160,476
		1,809,924
MEDICAL LABS&TESTING SRV — 0.3%
Electron BidCo, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 11/1/2028 (a)	60,779	60,610
U.S. Anesthesia Partners, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.69%, 10/1/2028 (a)	397,516	365,856
		426,466

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTUR — 0.2%
Gates Global LLC Senior Secured 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.50%, 7.82%, 3/31/2027 (a)	$185,874	$185,664
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.07%, 9/6/2026 (a)	53,021	48,344
		234,008
OIL, GAS & CONSUMABLE FUELS — 0.2%
ITT Holdings LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.07%, 7/10/2028 (a)	118,712	118,774
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 8.43%, 6/23/2025 (a)	146,529	146,865
		265,639
PASSENGER AIRLINES — 1.3%
Air Canada Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.13%, 8/11/2028 (a)	257,433	257,970
American Airlines, Inc. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.54%, 2/15/2028 (a)	482,442	479,591
Kestrel Bidco, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.42%, 12/11/2026 (a)	77,827	76,367
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.80%, 6/21/2027 (a)	241,282	251,043
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.08%, 10/20/2027 (a)	105,117	108,961
United Airlines, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 4/21/2028 (a)	404,762	406,027
		1,579,959
Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.7%
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 11/15/2027 (a)	$171,055	$168,404
Jazz Financing Lux Sarl Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 5/5/2028 (a)	305,946	306,053
Organon & Co. Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 6/2/2028 (a)	354,366	354,278
		828,735
PIPELINES — 1.5%
Buckeye Partners LP Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.67%, 11/1/2026 (a)	306,679	306,820
CQP Holdco LP Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/5/2028 (a)	390,395	391,238
Freeport LNG Investments LLLP Senior Secured Term Loan B, 3 mo. USD LIBOR + 3.50%, 9.09%, 12/21/2028 (a)	475,163	471,452
Oryx Midstream Services Permian Basin LLC Senior Secured 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 10/5/2028 (a)	348,217	348,544
TransMontaigne Operating Co. LP Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 11/17/2028 (a)	151,379	151,042
Whitewater Whistler Holdings LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.64%, 2/15/2030 (a)	174,126	174,652
		1,843,748
PROFESSIONAL SERVICES — 0.1%
Anticimex International AB Senior Secured 2021 USD Term Loan B1, 3 mo. USD Term SOFR + 3.15%, 8.45%, 11/16/2028 (a)	175,204	174,274

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 0.1%
BCPE Grill Parent, Inc. Senior Secured 2023 Term Loan B, 9/20/2030	$120,000	$117,700
RETAIL-BUILDING PRODUCTS — 0.5%
LBM Acquisition LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 12/17/2027 (a)	574,313	561,913
RETAIL-RESTAURANTS — 0.4%
IRB Holding Corp. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 12/15/2027 (a)	445,472	444,378
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
MKS Instruments, Inc. Senior Secured 2022 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.17%, 8/17/2029	140,367	140,016
SOFTWARE — 8.0%
Applied Systems, Inc. Senior Secured 2022 Extended 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.89%, 9/18/2026 (a)	164,175	164,863
AppLovin Corp. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 3.10%, 8.50%, 8/14/2030 (a)	134,363	134,209
Apttus Corp. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.32%, 5/8/2028 (a)	169,950	168,162
Athenahealth Group, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 2/15/2029 (a)	542,769	534,119
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 10.93%, 2/27/2026 (a)	73,647	73,581
Senior Secured 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 10/2/2025 (a)	164,927	164,949
Security Description	Principal Amount	Value
Camelot U.S. Acquisition LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 10/30/2026 (a)	$378,945	$379,182
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.64%, 7/6/2029 (a)	587,554	588,391
Cloud Software Group, Inc. Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.99%, 3/30/2029 (a)	617,937	595,246
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 10/16/2026 (a)	546,588	544,043
Dun & Bradstreet Corp. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.17%, 2/6/2026 (a)	382,105	381,985
EP Purchaser LLC Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.90%, 11/6/2028 (a)	145,386	143,932
Epicor Software Corp. Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 7/30/2027 (a)	406,272	406,229
EverCommerce, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 7/6/2028 (a)	136,717	137,017
First Advantage Holdings LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 1/31/2027 (a)	116,548	116,785
Flexera Software LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/3/2028 (a)	186,244	185,130
Fortra LLC Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.47%, 11/19/2026 (a)	321,688	309,089
Gen Digital, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 9/12/2029 (a)	293,419	292,852

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Idera, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.27%, 3/2/2028 (a)	$188,191	$187,015
I-Logic Technologies Bidco Ltd. Senior Secured 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.54%, 2/16/2028 (a)	177,920	175,963
Imperva, Inc. Senior Secured 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.63%, 1/12/2026 (a)	116,085	116,448
Informatica LLC Senior Secured 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 10/27/2028 (a)	153,177	153,010
McAfee LLC Senior Secured 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/1/2029 (a)	503,966	493,098
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 6 mo. USD LIBOR + 3.00%, 8.73%, 11/10/2028 (a)	114,414	114,328
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.50%, 11.93%, 10/15/2029 (a)	77,379	71,491
Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 10/15/2028 (a)	476,259	469,253
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 10/22/2026 (a)	178,178	178,596
Open Text Corp. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 1/31/2030 (a)	251,818	252,148
Project Alpha Intermediate Holding, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 4/26/2024 (a)	50,641	50,657
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 3/10/2028 (a)	191,107	189,016
Security Description	Principal Amount	Value
Quartz Acquireco LLC Senior Secured Term Loan B, 8.82%, 6/28/2030 (a)	$200,000	$200,000
Quest Software U.S. Holdings, Inc. Senior Secured 2022 Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.77%, 2/1/2029 (a)	368,993	308,840
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/24/2028 (a)	446,318	441,761
Roper Industrial Products Investment Co. LLC Senior Secured USD Term Loan, 3 mo. USD SOFR + 4.50%, 9.89%, 11/22/2029 (a)	54,753	54,939
SolarWinds Holdings, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 2/5/2027 (a)	250,156	250,753
Sovos Compliance LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.93%, 8/11/2028 (a)	217,901	214,818
Surf Holdings LLC Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 3/5/2027 (a)	94,166	94,082
Ultimate Software Group, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.62%, 5/3/2027 (a)	100,669	100,768
Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.62%, 5/4/2026 (a)	565,858	564,894
		10,001,642
SPECIALTY RETAIL — 1.7%
Michaels Cos., Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 4/15/2028 (a)	482,793	441,973
Petco Health & Wellness Co., Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 9.02%, 3/3/2028 (a)	426,996	422,927
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 2/11/2028 (a)	533,830	533,019

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SRS Distribution, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 6/2/2028 (a)	$477,077	$472,976
Whatabrands LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 8/3/2028 (a)	306,726	305,959
		2,176,854
STEEL-PRODUCERS — 0.3%
Arsenal AIC Parent LLC Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.88%, 8/18/2030 (a)	200,000	199,875
Phoenix Services International LLC Senior Secured 2023 Exit PIK Term Loan, 11.42%, 6/30/2028 (a)	205,454	191,843
		391,718
TELECOMMUNICATION EQUIP — 0.3%
Coral-U.S. Co-Borrower LLC Senior Secured 2021 Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 8.45%, 10/15/2029 (a)	305,848	304,748
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 6 mo. USD Term SOFR + 3.75%, 9.07%, 12/1/2027 (a)	118,814	117,860
		422,608
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Foundation Building Materials Holding Co. LLC Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.88%, 1/31/2028 (a)	200,401	198,683
TRANSPORT-SERVICES — 0.4%
Endure Digital, Inc. Senior Secured Term Loan, 3 mo. USD LIBOR + 3.50%, 8.79%, 2/10/2028 (a)	492,017	479,308
TOTAL SENIOR FLOATING RATE LOANS (Cost $57,938,792)		58,384,140
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 7.5%
OTHER ABS — 7.5%
Apidos CLO XI Series 2012-11A, Class ER3, 3 mo. USD Term SOFR + 6.83%, 12.14%, 4/17/2034 (a) (c)	$500,000	$460,700
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 13.63%, 4/25/2035 (a) (c)	750,000	751,200
Balboa Bay Loan Funding Ltd. Series 2022-1A, Class E, 3 mo. USD Term SOFR + 7.93%, 13.26%, 4/20/2034 (a) (c)	500,000	473,100
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 11.74%, 10/20/2031 (a) (c)	750,000	727,200
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 12.34%, 4/20/2034 (a) (c)	500,000	473,850
Canyon CLO Ltd. Series 2020-1A, Class ER, 3 mo. USD Term SOFR + 6.61%, 11.92%, 7/15/2034 (a) (c)	602,000	548,542
Carlyle U.S. CLO Ltd.:
Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 6.51%, 11.84%, 7/20/2034 (a) (c)	500,000	453,950
Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 12.22%, 10/20/2034 (a) (c)	712,882	640,025
GoldenTree Loan Management U.S. CLO Ltd. Series 2022-12A, Class E, 3 mo. USD Term SOFR + 7.25%, 12.58%, 4/20/2034 (a) (c)	500,000	489,400
Magnetite XXXI Ltd. Series 2021-31A, Class D, 3 mo. USD Term SOFR + 3.26%, 8.57%, 7/15/2034 (a) (c)	500,000	484,500
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 12.13%, 11/14/2034 (a) (c)	500,000	456,950
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 11.69%, 7/20/2034 (a) (c)	1,480,000	1,298,552

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Rad CLO 15 Ltd. Series 2021-15A, Class E, 3 mo. USD Term SOFR + 6.46%, 11.79%, 1/20/2034 (a) (c)	$652,349	$605,837
RR 20 Ltd. Series 2022-20A, Class D, 3 mo. USD Term SOFR + 7.25%, 12.56%, 7/15/2037 (a) (c)	500,000	492,750
Vibrant CLO XVI Ltd. Series 2023-16A, Class C, 3 mo. USD Term SOFR + 5.84%, 11.05%, 4/15/2036 (a) (c)	500,000	496,397
Voya CLO Ltd. Series 2019-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 12.19%, 7/20/2032 (a) (c)	500,000	470,950
		9,323,903
TOTAL ASSET-BACKED SECURITIES (Cost $9,282,256)		9,323,903
	Shares
COMMON STOCKS — 0.2%
AEROSPACE & DEFENSE — 0.2%
Flame Newco LLC (d) (e)	19,856	205,113
ENTERTAINMENT — 0.0% (f)
Cineworld Group PLC (d) (e)	1,834	43,902
TOTAL COMMON STOCKS (Cost $242,709)		249,015
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.9%
DOMESTIC FIXED INCOME — 1.9%
SPDR Blackstone Senior Loan ETF (g)	57,129	2,395,419
	Principal Amount
CORPORATE BONDS & NOTES — 41.0%
ADVERTISING — 0.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	$360,000	309,899
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (c)	100,000	76,546
7.75%, 4/15/2028 (c)	130,000	103,791
		490,236
Security Description	Principal Amount	Value
AEROSPACE & DEFENSE — 1.0%
Howmet Aerospace, Inc. 5.95%, 2/1/2037	$50,000	$46,932
Rolls-Royce PLC 5.75%, 10/15/2027 (c)	400,000	385,416
TransDigm, Inc.:
4.63%, 1/15/2029	580,000	505,853
4.88%, 5/1/2029	390,000	342,591
		1,280,792
AUTO MANUFACTURERS — 0.7%
Allison Transmission, Inc. 3.75%, 1/30/2031 (c)	780,000	630,575
Ford Motor Co. 4.75%, 1/15/2043	150,000	109,440
Ford Motor Credit Co. LLC 6.80%, 5/12/2028	105,000	104,849
		844,864
BANKS — 0.4%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (c)	559,000	533,348
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	90,000	76,928
CHEMICALS — 1.2%
Ashland, Inc. 3.38%, 9/1/2031 (c)	320,000	248,983
Chemours Co.:
4.63%, 11/15/2029 (c)	394,000	317,170
5.75%, 11/15/2028 (c)	100,000	86,765
Methanex Corp. 5.25%, 12/15/2029	330,000	294,858
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	80,000	70,634
Valvoline, Inc. 3.63%, 6/15/2031 (c)	595,000	461,797
		1,480,207
COAL — 0.2%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	230,000	195,054
COMMERCIAL SERVICES — 2.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	180,000	165,827
ASGN, Inc. 4.63%, 5/15/2028 (c)	80,000	71,502
Cimpress PLC 7.00%, 6/15/2026	250,000	234,052
Deluxe Corp. 8.00%, 6/1/2029 (c)	110,000	90,799
Gartner, Inc.:
3.63%, 6/15/2029 (c)	610,000	522,691

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 10/1/2030 (c)	$200,000	$167,712
MPH Acquisition Holdings LLC 5.75%, 11/1/2028 (c)	410,000	307,196
Service Corp. International:
3.38%, 8/15/2030	73,000	58,793
4.00%, 5/15/2031	410,000	337,299
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	170,000	143,171
United Rentals North America, Inc. 3.75%, 1/15/2032	180,000	145,246
Upbound Group, Inc. 6.38%, 2/15/2029 (c)	150,000	133,200
WW International, Inc. 4.50%, 4/15/2029 (c)	220,000	152,724
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	193,000	152,561
		2,682,773
COMPUTERS — 0.8%
KBR, Inc. 4.75%, 9/30/2028 (c)	90,000	80,126
NCR Corp.:
5.00%, 10/1/2028 (c)	50,000	44,765
5.13%, 4/15/2029 (c)	300,000	264,564
Science Applications International Corp. 4.88%, 4/1/2028 (c)	180,000	163,447
Seagate HDD Cayman:
4.13%, 1/15/2031	292,000	232,061
9.63%, 12/1/2032 (c)	50,000	53,865
Unisys Corp. 6.88%, 11/1/2027 (c)	180,000	134,770
		973,598
CONSTRUCTION MATERIALS — 1.3%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (c)	448,000	367,468
5.00%, 3/1/2030 (c)	120,000	106,892
Griffon Corp. 5.75%, 3/1/2028	320,000	290,304
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	181,000	159,660
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	170,000	143,118
Masonite International Corp. 5.38%, 2/1/2028 (c)	230,000	213,997
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (c)	400,000	364,716
		1,646,155
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (c)	220,000	202,024
Security Description	Principal Amount	Value
Enova International, Inc. 8.50%, 9/15/2025 (c)	$140,000	$136,844
goeasy Ltd. 4.38%, 5/1/2026 (c)	325,000	297,291
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (c)	610,000	538,136
5.75%, 11/15/2031 (c)	123,000	101,957
6.00%, 1/15/2027 (c)	231,000	218,408
Navient Corp.:
4.88%, 3/15/2028	420,000	357,000
5.00%, 3/15/2027	160,000	143,821
9.38%, 7/25/2030	57,000	56,187
Series A, 5.63%, 8/1/2033	140,000	102,368
OneMain Finance Corp.:
3.50%, 1/15/2027	700,000	599,424
5.38%, 11/15/2029	110,000	92,095
7.13%, 3/15/2026	160,000	156,454
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	220,000	177,809
5.75%, 9/15/2031 (c)	270,000	220,366
Synchrony Financial 7.25%, 2/2/2033	200,000	176,180
World Acceptance Corp. 7.00%, 11/1/2026 (c)	122,000	104,461
		3,680,825
ELECTRIC — 0.8%
PG&E Corp.:
5.00%, 7/1/2028	10,000	9,055
5.25%, 7/1/2030	200,000	174,090
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (c)	320,000	275,098
5.00%, 7/31/2027 (c)	370,000	340,226
7.75%, 10/15/2031 (c)	164,000	161,568
		960,037
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (c)	160,000	133,637
4.75%, 6/15/2028 (c)	340,000	294,460
		428,097
ENGINEERING & CONSTRUCTION — 0.4%
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (c)	121,000	99,455
TopBuild Corp.:
3.63%, 3/15/2029 (c)	180,000	153,387
4.13%, 2/15/2032 (c)	150,000	122,034
Tutor Perini Corp. 6.88%, 5/1/2025 (c)	180,000	164,700
		539,576

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.7%
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	$150,000	$135,335
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	470,000	417,294
Light & Wonder International, Inc. 7.50%, 9/1/2031 (c)	47,000	46,465
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (c)	280,000	244,770
		843,864
ENVIRONMENTAL CONTROL — 0.1%
Stericycle, Inc. 3.88%, 1/15/2029 (c)	100,000	86,217
FOOD — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 3/15/2029 (c)	200,000	170,402
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (c)	340,000	290,652
4.88%, 5/15/2028 (c)	290,000	267,293
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	100,000	83,276
5.50%, 12/15/2029 (c)	390,000	353,434
		1,165,057
HEALTH CARE PRODUCTS — 0.1%
Hologic, Inc. 3.25%, 2/15/2029 (c)	200,000	169,010
HEALTH CARE SERVICES — 1.7%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (c)	300,000	269,829
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (c)	70,000	53,334
6.88%, 4/15/2029 (c)	205,000	109,214
DaVita, Inc.:
3.75%, 2/15/2031 (c)	240,000	182,647
4.63%, 6/1/2030 (c)	510,000	418,516
Encompass Health Corp.:
4.50%, 2/1/2028	200,000	182,430
4.63%, 4/1/2031	385,000	327,315
LifePoint Health, Inc. 9.88%, 8/15/2030 (c)	150,000	145,342
Molina Healthcare, Inc. 4.38%, 6/15/2028 (c)	100,000	89,556
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (c)	174,000	168,815
Security Description	Principal Amount	Value
Tenet Healthcare Corp. 6.88%, 11/15/2031	$160,000	$153,445
		2,100,443
HOME BUILDERS — 2.3%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	35,000	31,982
7.25%, 10/15/2029	270,000	252,890
Century Communities, Inc. 3.88%, 8/15/2029 (c)	270,000	223,115
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (c)	130,000	130,832
Forestar Group, Inc. 3.85%, 5/15/2026 (c)	330,000	300,703
Installed Building Products, Inc. 5.75%, 2/1/2028 (c)	110,000	101,279
KB Home 4.00%, 6/15/2031	353,000	286,678
LGI Homes, Inc. 4.00%, 7/15/2029 (c)	150,000	119,609
M/I Homes, Inc.:
3.95%, 2/15/2030	145,000	118,362
4.95%, 2/1/2028	160,000	144,251
Meritage Homes Corp. 3.88%, 4/15/2029 (c)	450,000	386,865
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (c)	280,000	244,658
5.75%, 1/15/2028 (c)	225,000	209,480
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	300,000	277,323
		2,828,027
HOME FURNISHINGS — 0.5%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	700,000	584,367
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (c)	160,000	135,987
HOUSEHOLD PRODUCTS & WARES — 0.3%
Central Garden & Pet Co. 4.13%, 10/15/2030	375,000	312,806
INSURANCE — 0.2%
MGIC Investment Corp. 5.25%, 8/15/2028	310,000	288,672
INTERNET — 0.3%
Cogent Communications Group, Inc. 7.00%, 6/15/2027 (c)	380,000	362,315
INVESTMENT COMPANY SECURITY — 0.2%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (c)	300,000	262,299

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
IRON/STEEL — 0.3%
ATI, Inc. 5.13%, 10/1/2031	$190,000	$163,780
Commercial Metals Co. 4.38%, 3/15/2032	120,000	100,631
Mineral Resources Ltd. 8.00%, 11/1/2027 (c)	140,000	137,338
		401,749
IT SERVICES — 0.2%
Seagate HDD Cayman:
8.25%, 12/15/2029 (c)	129,000	132,302
8.50%, 7/15/2031 (c)	100,000	102,483
		234,785
LEISURE TIME — 1.7%
Carnival Corp.:
5.75%, 3/1/2027 (c)	500,000	452,270
6.00%, 5/1/2029 (c)	420,000	358,659
NCL Corp. Ltd. 7.75%, 2/15/2029 (c)	580,000	538,391
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	245,000	207,233
5.38%, 7/15/2027 (c)	170,000	157,087
5.50%, 4/1/2028 (c)	300,000	275,151
Vista Outdoor, Inc. 4.50%, 3/15/2029 (c)	210,000	175,741
		2,164,532
LODGING — 0.7%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (c)	200,000	161,202
3.75%, 5/1/2029 (c)	590,000	509,790
Las Vegas Sands Corp. 3.90%, 8/8/2029	219,000	186,925
		857,917
MACHINERY-DIVERSIFIED — 0.1%
ATS Corp. 4.13%, 12/15/2028 (c)	168,000	148,727
MEDIA — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (c)	100,000	82,024
4.75%, 3/1/2030 (c)	370,000	311,170
4.75%, 2/1/2032 (c)	200,000	160,012
5.00%, 2/1/2028 (c)	60,000	54,466
5.13%, 5/1/2027 (c)	230,000	214,218
CSC Holdings LLC 7.50%, 4/1/2028 (c)	400,000	259,576
DISH DBS Corp. 7.75%, 7/1/2026	230,000	172,311
Gray Television, Inc. 7.00%, 5/15/2027 (c)	191,000	163,855
Security Description	Principal Amount	Value
iHeartCommunications, Inc. 6.38%, 5/1/2026	$160,000	$138,006
News Corp.:
3.88%, 5/15/2029 (c)	300,000	257,838
5.13%, 2/15/2032 (c)	75,000	65,531
Nexstar Media, Inc. 4.75%, 11/1/2028 (c)	100,000	82,803
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (c)	100,000	85,360
Townsquare Media, Inc. 6.88%, 2/1/2026 (c)	206,000	193,731
Urban One, Inc. 7.38%, 2/1/2028 (c)	150,000	128,667
		2,369,568
MINING — 0.5%
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (c)	50,000	49,739
Eldorado Gold Corp. 6.25%, 9/1/2029 (c)	210,000	180,909
FMG Resources August 2006 Pty. Ltd. 6.13%, 4/15/2032 (c)	275,000	251,207
Taseko Mines Ltd. 7.00%, 2/15/2026 (c)	180,000	168,685
		650,540
MISCELLANEOUS MANUFACTURER — 0.2%
Hillenbrand, Inc. 3.75%, 3/1/2031	350,000	280,238
OFFICE & BUSINESS EQUIPMENT — 0.6%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (c)	140,000	111,028
7.25%, 3/15/2029 (c)	50,000	36,376
Xerox Holdings Corp. 5.50%, 8/15/2028 (c)	730,000	613,069
		760,473
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	190,000	168,636
OIL & GAS — 4.3%
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (c)	100,000	95,706
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (c)	220,000	217,274
Civitas Resources, Inc.:
8.38%, 7/1/2028 (c)	300,000	305,217
8.75%, 7/1/2031 (c)	135,000	138,191
CNX Resources Corp. 6.00%, 1/15/2029 (c)	528,000	492,571
CVR Energy, Inc. 5.75%, 2/15/2028 (c)	324,000	293,366

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
EnQuest PLC 11.63%, 11/1/2027 (c)	$140,000	$132,391
MEG Energy Corp. 5.88%, 2/1/2029 (c)	520,000	485,524
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (c)	330,000	329,357
8.75%, 6/15/2031 (c)	94,000	94,753
Parkland Corp.:
4.50%, 10/1/2029 (c)	620,000	532,865
4.63%, 5/1/2030 (c)	373,000	318,374
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/2030 (c)	216,000	215,259
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	100,000	94,637
Shelf Drilling Holdings Ltd. 9.63%, 4/15/2029 (c) (h)	103,000	101,933
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	830,000	728,159
4.50%, 4/30/2030	60,000	51,965
Transocean, Inc. 7.50%, 4/15/2031	486,000	420,896
Valaris Ltd. 8.38%, 4/30/2030 (c)	300,000	300,201
		5,348,639
OIL & GAS SERVICES — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (c)	570,000	536,005
Enerflex Ltd. 9.00%, 10/15/2027 (c)	253,000	249,885
Oceaneering International, Inc. 6.00%, 2/1/2028	260,000	244,936
		1,030,826
PACKAGING & CONTAINERS — 0.2%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (c)	150,000	138,546
OI European Group BV 4.75%, 2/15/2030 (c)	160,000	139,536
		278,082
PHARMACEUTICALS — 0.2%
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (c)	180,000	171,473
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	150,000	120,741
		292,214
Security Description	Principal Amount	Value
PIPELINES — 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (c)	$200,000	$183,198
5.75%, 3/1/2027 (c)	250,000	238,318
5.75%, 1/15/2028 (c)	300,000	282,762
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (c)	134,000	122,685
EnLink Midstream Partners LP 5.05%, 4/1/2045	120,000	91,249
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	273,000	253,876
Hess Midstream Operations LP:
4.25%, 2/15/2030 (c)	200,000	169,438
5.13%, 6/15/2028 (c)	300,000	276,258
5.50%, 10/15/2030 (c)	400,000	363,384
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (c)	60,000	55,265
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (c)	55,000	55,998
NuStar Logistics LP:
5.63%, 4/28/2027	120,000	114,289
6.38%, 10/1/2030	290,000	274,848
		2,481,568
REAL ESTATE — 0.7%
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	505,000	403,818
4.38%, 2/1/2031 (c)	210,000	161,215
Kennedy-Wilson, Inc. 4.75%, 2/1/2030	200,000	149,292
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (c)	150,000	108,239
		822,564
REAL ESTATE INVESTMENT TRUSTS — 2.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (c)	100,000	75,543
Iron Mountain, Inc.:
5.25%, 7/15/2030 (c)	280,000	243,984
5.63%, 7/15/2032 (c)	60,000	51,737
7.00%, 2/15/2029 (c)	144,000	140,377
REIT, 4.50%, 2/15/2031 (c)	200,000	164,430
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 8/1/2029	20,000	14,177

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Rithm Capital Corp. 6.25%, 10/15/2025 (c)	$240,000	$227,582
Service Properties Trust:
3.95%, 1/15/2028	390,000	303,607
4.75%, 10/1/2026	130,000	111,621
4.95%, 2/15/2027	270,000	228,172
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (c)	230,000	204,270
4.38%, 1/15/2027 (c)	560,000	489,748
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (c)	110,000	69,940
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	420,000	275,104
		2,600,292
RETAIL — 2.8%
1011778 BC ULC/New Red Finance, Inc. 4.00%, 10/15/2030 (c)	630,000	523,580
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (c)	120,000	103,002
4.75%, 3/1/2030	235,000	199,846
5.00%, 2/15/2032 (c)	290,000	240,390
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (c)	141,000	122,901
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (c)	70,000	61,725
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (c)	140,000	117,646
FirstCash, Inc. 4.63%, 9/1/2028 (c)	410,000	363,350
Gap, Inc. 3.63%, 10/1/2029 (c)	100,000	74,063
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	150,000	130,057
Lithia Motors, Inc.:
3.88%, 6/1/2029 (c)	120,000	101,077
4.38%, 1/15/2031 (c)	20,000	16,529
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (c)	260,000	212,285
4.75%, 9/15/2029	60,000	54,094
Nordstrom, Inc. 5.00%, 1/15/2044	99,000	58,413
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	300,000	250,179
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (c)	240,000	200,249
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	240,000	208,889
Yum! Brands, Inc.:
3.63%, 3/15/2031	130,000	106,998
Security Description	Principal Amount	Value
4.63%, 1/31/2032	$102,000	$88,478
4.75%, 1/15/2030 (c)	280,000	251,367
		3,485,118
SOFTWARE — 1.0%
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	600,000	536,154
MicroStrategy, Inc. 6.13%, 6/15/2028 (c)	220,000	195,499
Open Text Corp.:
3.88%, 2/15/2028 (c)	160,000	139,750
3.88%, 12/1/2029 (c)	5,000	4,103
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	230,000	192,547
PTC, Inc. 4.00%, 2/15/2028 (c)	200,000	179,198
		1,247,251
TELECOMMUNICATIONS — 0.6%
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	195,000	152,274
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	480,000	410,323
U.S. Cellular Corp. 6.70%, 12/15/2033	90,000	87,173
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	100,000	81,258
		731,028
TRANSPORTATION — 0.0% (f)
Danaos Corp. 8.50%, 3/1/2028 (c)	40,000	40,517
TOTAL CORPORATE BONDS & NOTES (Cost $52,411,506)		51,346,818
	Shares
SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (i) (j) (Cost $1,993,096)	1,993,096	1,993,096
TOTAL INVESTMENTS — 98.8% (Cost $124,268,920)		123,692,391
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		1,563,627
NET ASSETS — 100.0%		$125,256,018

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.6% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $249,015, representing 0.20% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At September 30, 2023, the Fund had unfunded loan commitments of $59,681, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
ABG Intermediate Holdings 2 LLC	42,799	42,853	54
OMNIA Partners LLC	16,882	16,922	40
	$59,681	$59,775	$94

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$51,346,818	$—	$51,346,818
Asset-Backed Securities	—	9,323,903	—	9,323,903
Common Stocks	—	—	249,015	249,015
Mutual Funds and Exchange Traded Products	2,395,419	—	—	2,395,419
Senior Floating Rate Loans	—	58,384,140	—	58,384,140
Short-Term Investment	1,993,096	—	—	1,993,096
TOTAL INVESTMENTS	$4,388,515	$119,054,861	$249,015	$123,692,391
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$94	$—	$94
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$94	$—	$94
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$2,400,561	$—	$—	$(5,142)	57,129	$2,395,419	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,605,513	6,605,513	10,567,511	15,179,928	—	—	1,993,096	1,993,096	45,343
Total		$6,605,513	$12,968,072	$15,179,928	$—	$(5,142)		$4,388,515	$45,343
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 91.5%
ADVERTISING AGENCIES — 0.1%
ABG Intermediate Holdings 2 LLC Senior Secured 2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 9.32%, 12/21/2028 (a)	$5,970,153	$5,977,646
AEROSPACE & DEFENSE — 1.3%
Dynasty Acquisition Co., Inc.:
Senior Secured 2023 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/24/2028 (a)	5,621,044	5,616,379
Senior Secured 2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/24/2028 (a)	2,408,660	2,406,661
TransDigm, Inc.:
Senior Secured 2022 Term Loan H, 3 mo. USD Term SOFR + 3.25%, 8.64%, 2/22/2027 (a)	2,658,426	2,664,965
Senior Secured 2023 Term Loan I, 3 mo. USD Term SOFR + 3.25%, 8.64%, 8/24/2028 (a)	45,230,561	45,304,739
		55,992,744
AIR FREIGHT & LOGISTICS — 0.3%
Worldwide Express Operations LLC Senior Secured 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.65%, 7/26/2028 (a)	12,232,050	12,065,143
AUTOMOBILE COMPONENTS — 1.2%
BBB Industries LLC Senior Secured 2022 Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.67%, 7/25/2029 (a)	6,982,412	6,608,993
Clarios Global LP Senior Secured 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.07%, 5/6/2030 (a)	34,592,283	34,576,197
Security Description	Principal Amount	Value
USI, Inc. Senior Secured 2022 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.14%, 11/22/2029 (a)	$10,364,207	$10,369,234
		51,554,424
BEVERAGES — 0.7%
Triton Water Holdings, Inc. Senior Secured Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.65%, 3/31/2028 (a)	31,304,132	30,573,650
BROADLINE RETAIL — 0.9%
EG Group Ltd.:
Senior Secured 2023 USD First Lien Incremental Tranche B TLB, 2 mo. USD Term SOFR + 4.00%, 9.30%, 2/7/2025 (a)	139,899	140,205
Senior Secured 2023 USD First Lien Incremental Tranche C TLB, 2 mo. USD Term SOFR + 4.00%, 9.30%, 2/7/2025 (a)	294,547	282,765
GYP Holdings III Corp. Senior Secured 2023 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.32%, 5/12/2030 (a)	734,040	737,256
Harbor Freight Tools USA, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 10/19/2027 (a)	36,691,750	36,468,664
		37,628,890
BUILDING MATERIALS — 0.1%
Tamko Building Products LLC Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.90%, 9/20/2030 (a)	5,900,644	5,882,234
BUILDING PRODUCTS — 1.5%
ACProducts, Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 5/17/2028 (a)	10,221,296	8,472,331

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Chamberlain Group, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 11/3/2028 (a)	$9,892,150	$9,758,457
Cornerstone Building Brands, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (a)	32,246,797	31,551,556
Oscar AcquisitionCo LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.99%, 4/29/2029 (a)	15,917,683	15,825,360
		65,607,704
CAPITAL MARKETS — 0.2%
AqGen Ascensus, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.50%, 12.03%, 8/2/2029 (a)	7,194,340	6,870,630
AqGen Island Holdings, Inc. Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 8/2/2028 (a)	481,388	478,081
		7,348,711
CASINO SERVICES — 0.7%
Stars Group Holdings BV Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.90%, 7/22/2028 (a)	7,516,976	7,539,527
The Stars Group Holdings BV Senior Secured 2018 USD Incremental Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.90%, 7/21/2026 (a)	21,763,770	21,777,373
		29,316,900
CHEMICALS — 0.7%
Axalta Coating Systems U.S. Holdings, Inc. Senior Secured 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.50%, 7.89%, 12/20/2029 (a)	5,637,767	5,654,511
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 mo. USD Term SOFR + 2.50%, 8.15%, 3/2/2026 (a)	11,434,809	11,439,954
Security Description	Principal Amount	Value
Nouryon Finance BV Senior Secured 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 4/3/2028 (a)	$9,062,962	$8,968,526
SCIH Salt Holdings, Inc. Senior Secured 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.63%, 3/16/2027 (a)	2,777,669	2,765,142
Starfruit Finco BV Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.35%, 4/3/2028 (a)	3,354,514	3,319,577
		32,147,710
COMMERCIAL SERVICES — 6.9%
AlixPartners LLP Senior Secured 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 2/4/2028 (a)	3,446,753	3,448,476
Allied Universal Holdco LLC Senior Secured 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 5/12/2028 (a)	51,448,468	49,779,222
APX Group, Inc. Senior Secured 2021 Term Loan B, 3 U.S. (Fed) Prime Rate + 3.25%, 11.75%, 7/10/2028 (a)	9,649,512	9,660,223
Avis Budget Car Rental LLC Senior Secured 2022 Term Loan C, 1 mo. USD Term SOFR + 3.50%, 8.82%, 3/16/2029 (a)	3,940,000	3,944,945
CoreLogic, Inc. Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/2/2028 (a)	49,221,542	45,663,071
Corp. Service Co. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 11/2/2029 (a)	952,500	953,572
GTCR W Merger Sub LLC Senior Secured USD Term Loan B, 9/20/2030 (b)	60,573,824	60,595,933

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mavis Tire Express Services Corp. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 5/4/2028 (a)	$9,620,884	$9,608,858
Neptune Bidco U.S., Inc. Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.40%, 4/11/2029 (a)	47,591,698	43,001,241
OMNIA Partners LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.60%, 7/25/2030 (a)	6,014,716	6,029,121
PECF USS Intermediate Holding III Corp. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.57%, 12/15/2028 (a)	13,883,585	11,196,139
Spring Education Group, Inc. Senior Secured, 10/4/2030 (a)	2,757,010	2,722,548
Vaco Holdings LLC Senior Secured 2022 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.39%, 1/21/2029 (a)	3,338,799	3,220,905
Verscend Holding Corp. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 8/27/2025 (a)	45,521,175	45,590,367
VT Topco, Inc. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.66%, 8/9/2030 (a)	3,526,040	3,532,299
		298,946,920
COMMERCIAL SERVICES & SUPPLIES — 3.3%
Aramark Services, Inc. Senior Secured 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.50%, 7.93%, 6/22/2030 (a)	508,122	508,440
Asurion LLC:
Senior Secured 2020 Term Loan B8, 3 mo. USD Term SOFR + 3.25%, 8.65%, 12/23/2026 (a)	41,511,110	40,732,777
Senior Secured 2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.68%, 1/20/2029 (a)	40,410,690	35,994,206
Security Description	Principal Amount	Value
Senior Secured 2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/19/2028 (a)	$2,120,330	$2,060,027
Belron Finance U.S. LLC Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 2.75%, 8.16%, 4/18/2029 (a)	7,595,592	7,613,404
Covanta Holding Corp.:
Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.82%, 11/30/2028 (a)	918,495	914,555
Senior Secured 2021 Term Loan C, 1 mo. USD Term SOFR + 2.50%, 7.82%, 11/30/2028 (a)	69,849	69,549
Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 11/30/2028 (a)	2,906,977	2,903,953
Senior Secured 2023 Term Loan C, 8.33%, 11/30/2028 (a)	218,023	217,797
Garda World Security Corp. Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.75%, 10/30/2026 (a)	1,000,000	1,000,985
McGraw-Hill Global Education Holdings LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.18%, 7/28/2028 (a)	13,110,231	12,890,372
Prime Security Services Borrower LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.19%, 9/23/2026 (a)	30,125,953	30,115,710
Thevelia U.S. LLC Senior Secured USD Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.29%, 6/18/2029 (a)	10,217,949	10,245,639
		145,267,414
COMMUNICATIONS EQUIPMENT — 0.3%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 4/6/2026 (a)	8,713,356	7,977,077

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Zayo Group Holdings, Inc. Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 3/9/2027 (a)	$8,538,560	$6,997,777
		14,974,854
COMPUTERS — 0.9%
Magenta Buyer LLC Senior Secured 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.63%, 7/27/2028 (a)	16,313,503	12,221,506
Vision Solutions, Inc. Senior Secured 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.61%, 4/24/2028 (a)	25,568,774	24,846,967
		37,068,473
CONSTRUCTION & ENGINEERING — 0.3%
Brown Group Holding LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 6/7/2028 (a)	6,953,773	6,904,506
KKR Apple Bidco LLC Senior Secured 2022 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.32%, 9/22/2028 (a)	6,594,050	6,596,786
		13,501,292
CONSTRUCTION MATERIALS — 0.4%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.63%, 8.06%, 2/1/2027 (a)	19,010,387	19,007,155
CONTAINERS & PACKAGING — 1.5%
Berlin Packaging LLC Senior Secured 2021 Term Loan B5, 3 mo. USD SOFR + 3.75%, 9.40%, 3/11/2028 (a)	4,500,000	4,459,028
Berry Global, Inc. Senior Secured 2021 Term Loan Z, 3 mo. USD Term SOFR + 1.75%, 7.29%, 7/1/2026 (a)	6,992,119	6,999,845
Security Description	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.18%, 9.59%, 4/13/2029 (a)	$45,494,040	$44,940,605
LABL, Inc. Senior Secured 2021 USD 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.32%, 10/29/2028 (a)	4,089,594	4,082,192
Proampac PG Borrower LLC Senior Secured 2023 Term Loan, 11/3/2028 (b)	6,200,037	6,179,887
		66,661,557
COSMETICS & TOILETRIES — 1.5%
Solis IV BV Senior Secured USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.89%, 2/26/2029 (a)	26,068,757	25,449,624
Sunshine Luxembourg VII Sarl Senior Secured 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.75%, 9.24%, 10/1/2026 (a)	40,327,743	40,311,007
		65,760,631
DISTRIBUTION/WHOLESALE — 0.8%
Fastlane Parent Co., Inc. Senior Secured 2023 Term Loan B, 9/4/2028 (b)	6,237,368	6,178,893
Windsor Holdings III LLC Senior Secured USD Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.83%, 8/1/2030 (a)	30,520,932	30,482,781
		36,661,674
DISTRIBUTORS — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Secured 2019 Term Loan, 1 mo. USD Term SOFR + 2.00%, 7.32%, 1/15/2027 (a)	8,221,943	8,223,340
American Tire Distributors Holdings, Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 6.25%, 11.81%, 10/20/2028 (a)	10,845,774	9,531,266
		17,754,606

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED CONSUMER SERVICES — 0.3%
Ascend Learning LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.92%, 12/11/2028 (a)	$10,920,585	$10,443,683
Bright Horizons Family Solutions LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.68%, 11/24/2028 (a)	4,162,645	4,154,840
		14,598,523
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Altice France SA Senior Secured 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.81%, 8/15/2028 (a)	39,130,746	35,535,609
CCI Buyer, Inc. Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.40%, 12/17/2027 (a)	570,740	564,202
Ciena Corp. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.82%, 1/18/2030 (a)	1,994,988	2,002,050
		38,101,861
ELECTRICAL EQUIPMENT — 0.1%
Energizer Holdings, Inc. Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.69%, 12/22/2027 (a)	4,007,833	4,004,827
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
II-VI, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 7/2/2029 (a)	28,163,933	28,124,363
ENTERTAINMENT — 2.9%
AP Gaming I LLC Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.30%, 2/15/2029 (a)	2,344,750	2,341,455
Security Description	Principal Amount	Value
Bally's Corp. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.84%, 10/2/2028 (a)	$5,611,288	$5,511,491
Crown Finance U.S., Inc. Senior Secured 2023 Exit Term Loan, 14.38%, 7/31/2028 (a)	22,887,300	23,423,778
Delta 2 (LUX) Sarl Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 1/15/2030 (a)	8,213,403	8,222,643
Fertitta Entertainment LLC Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 1/27/2029 (a)	41,380,537	41,033,562
GVC Holdings Ltd.:
Senior Secured 2021 USD Term Loan B4, 3 mo. USD SOFR + 2.50%, 7.99%, 3/29/2027 (a)	1,572,001	1,571,860
Senior Secured 2022 USD Term Loan B2, 3 mo. USD Term SOFR + 3.50%, 8.99%, 10/31/2029 (a)	6,867,032	6,869,195
NASCAR Holdings LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.93%, 10/19/2026 (a)	1,572,217	1,576,745
UFC Holdings LLC Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.37%, 4/29/2026 (a)	37,492,993	37,495,055
		128,045,784
ENVIRONMENTAL CONTROL — 0.1%
GFL Environmental, Inc. Senior Secured 2023 First Lien Term Loan, 5/31/2027 (b)	2,616,755	2,617,985
FINANCIAL SERVICES — 3.3%
Advisor Group, Inc. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.82%, 8/17/2028 (a)	18,938,872	18,952,224
Apex Group Treasury LLC Senior Secured USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.38%, 7/27/2028 (a)	494,949	491,547

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Camelot U.S. Acquisition LLC Senior Secured 2020 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 10/30/2026 (a)	$2,085,022	$2,084,157
Citadel Securities LP Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.82%, 7/29/2030 (a)	34,625,690	34,601,452
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.14%, 4/9/2027 (a)	18,360,201	17,943,333
DirecTV Financing LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.43%, 8/2/2027 (a)	42,514,081	41,646,156
Edelman Financial Center LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 4/7/2028 (a)	9,474,967	9,390,876
Focus Financial Partners LLC Senior Secured 2022 Term Loan B5, 1 mo. USD Term SOFR + 3.25%, 8.57%, 6/30/2028 (a)	16,069,760	16,048,548
NFP Corp. Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 2/16/2027 (a)	3,720,210	3,680,013
		144,838,306
FOOD PRODUCTS — 0.3%
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.67%, 1/29/2027 (a)	11,973,436	11,907,403
FOOD-MISC/DIVERSIFIED — 0.0% (c)
Skopima Merger Sub, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 5/12/2028 (a)	574,269	560,363
Security Description	Principal Amount	Value
GAMING & ENTERTAINMENT — 0.0% (c)
PCI Gaming Authority Senior Secured Term Loan, 1 mo. USD Term SOFR + 2.50%, 7.93%, 5/29/2026 (a)	$1,000,000	$1,000,565
GROUND TRANSPORTATION — 0.5%
Avis Budget Car Rental LLC Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.07%, 8/6/2027 (a)	2,984,496	2,971,976
Genesee & Wyoming, Inc. Senior Secured Term Loan, 3 mo. USD Term SOFR + 2.00%, 7.49%, 12/30/2026 (a)	17,658,980	17,659,862
Kenan Advantage Group, Inc. Senior Secured 2021 Term Loan B1, 3 mo. USD Term SOFR + 3.75%, 9.48%, 3/24/2026 (a)	250,052	249,757
		20,881,595
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Bausch & Lomb Corp. Senior Secured Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.76%, 5/10/2027 (a)	40,371,706	39,317,601
Carestream Health, Inc. Senior Secured 2022 Term Loan, 3 mo. USD Term SOFR + 7.50%, 12.99%, 9/30/2027 (a)	4,713,866	3,755,631
Gainwell Acquisition Corp. Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.49%, 10/1/2027 (a)	45,530,089	44,534,118
		87,607,350
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Avantor Funding, Inc. Senior Secured 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.67%, 11/8/2027 (a)	3,867,417	3,871,594
DaVita, Inc. Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.18%, 8/12/2026 (a)	25,148,103	24,878,012

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Envision Healthcare Corp.:
Senior Secured 2022 First Out Term Loan, 3 mo. USD Term SOFR + 7.88%, 13.27%, 3/31/2027 (a) (d)	$16,938,100	$20,198,684
Senior Secured 2022 Second Out Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.49%, 3/31/2027 (a)	7,618,580	1,776,082
GHX Ultimate Parent Corp. Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.12%, 6/30/2027 (a)	5,409,350	5,416,112
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 mo. USD Term SOFR + 1.75%, 7.18%, 3/15/2028 (a)	8,697,474	8,700,432
ICON Luxembourg Sarl Senior Secured LUX Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.65%, 7/3/2028 (a)	19,670,736	19,687,456
Medline Borrower LP Senior Secured USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/23/2028 (a)	64,723,007	64,623,657
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.65%, 7/3/2028 (a)	4,933,401	4,937,594
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.38%, 11/16/2025 (a)	44,205,185	44,182,198
Sotera Health Holdings LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 12/11/2026 (a)	5,694,013	5,660,560
		203,932,381
HOME FURNISHINGS — 1.0%
AI Aqua Merger Sub, Inc. Senior Secured 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 7/31/2028 (a)	44,883,927	44,501,741
Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 3.0%
Alterra Mountain Co. Senior Secured 2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 8/17/2028 (a)	$3,729,488	$3,731,055
Caesars Entertainment Corp. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.67%, 2/6/2030 (a)	29,553,191	29,599,442
PENN Entertainment, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.17%, 5/3/2029 (a)	6,279,644	6,279,644
Peraton Corp. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 2/1/2028 (a)	73,413,574	73,352,641
Scientific Games International, Inc. Senior Secured 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/14/2029 (a)	9,648,821	9,660,882
Wyndham Hotels & Resorts, Inc. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.67%, 5/24/2030 (a)	8,683,197	8,700,259
		131,323,923
HOUSEHOLD PRODUCTS — 0.0% (c)
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.17%, 2/4/2027 (a)	1,080,041	1,079,847
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Calpine Corp. Senior Secured 2020 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.93%, 12/16/2027 (a)	7,142,763	7,148,263

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 7.18%, 12/31/2025 (a)	$10,588,333	$10,596,592
		17,744,855
INDUSTRIAL CONGLOMERATES — 0.1%
Magenta Buyer LLC Senior Secured 2021 USD 2nd Lien Term Loan, 3 mo. USD LIBOR + 8.25%, 13.88%, 7/27/2029 (a)	4,192,840	2,023,045
INSURANCE — 5.9%
Acrisure LLC:
Senior Secured 2020 Term Loan B, 1 mo. USD LIBOR + 3.50%, 8.93%, 2/15/2027 (a)	43,436,746	42,917,025
Senior Secured 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.25%, 9.68%, 2/15/2027 (a)	1,378,188	1,377,761
Senior Secured 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.75%, 9.18%, 2/15/2027 (a)	987,406	975,887
Alliant Holdings Intermediate LLC:
Senior Secured 2021 Term Loan B4, 1 mo. USD LIBOR + 3.50%, 8.93%, 11/5/2027 (a)	6,365,214	6,359,580
Senior Secured 2023 Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/5/2027 (a)	1,951,720	1,950,803
AmWINS Group, Inc.:
Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.57%, 2/19/2028 (a)	28,363,976	28,228,680
Senior Secured 2023 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 2/19/2028 (a)	154,772	154,870
AssuredPartners, Inc.:
Senior Secured, 2/12/2027	5,000,000	5,000,000
Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 2/12/2027 (a)	3,463,428	3,458,839
Security Description	Principal Amount	Value
Broadstreet Partners, Inc.:
Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 1/27/2027 (a)	$2,273,507	$2,266,140
Senior Secured 2023 Term Loan B3, 1 mo. USD Term SOFR + 4.00%, 9.32%, 1/27/2029 (a)	11,406,895	11,422,352
HUB International Ltd.:
Senior Secured 2022 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.40%, 11/10/2029 (a)	4,270,208	4,282,336
Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 6/20/2030 (a)	60,135,154	60,366,975
Hyperion Insurance Group Ltd. Senior Secured 2021 Term Loan B, 1 mo. USD LIBOR + 3.25%, 8.69%, 11/12/2027 (a)	34,196,415	34,136,571
Ryan Specialty Group LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.42%, 9/1/2027 (a)	2,212,127	2,216,673
Sedgwick Claims Management Services, Inc. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 2/24/2028 (a)	44,636,866	44,606,290
USI, Inc.:
Senior Secured 2023 Acquisition Term Loan, 9/14/2030 (b)	5,073,446	5,067,104
Senior Secured 2023 Refi Term Loan, 9/14/2030 (b)	2,536,723	2,533,552
		257,321,438
INTERNET & CATALOG RETAIL — 0.2%
White Cap Buyer LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 10/19/2027 (a)	6,488,599	6,484,154
INTERNET & TELECOM — 0.9%
Go Daddy Operating Co. LLC Senior Secured 2022 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.82%, 11/9/2029 (a)	7,667,742	7,684,113

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Uber Technologies, Inc. Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.16%, 3/3/2030 (a)	$30,811,972	$30,836,468
		38,520,581
INTERNET SECURITY — 0.1%
Proofpoint, Inc. Senior Secured 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 11.68%, 8/31/2029 (a)	3,678,427	3,696,249
INVESTMENT COMPANIES — 0.7%
AL GCX Holdings LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.93%, 5/17/2029 (a)	2,963,990	2,972,629
Energize HoldCo LLC Senior Secured 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 12/8/2028 (a)	5,496,466	5,443,233
GIP Pilot Acquisition Partners LP Senior Secured Term Loan, 9/18/2030 (b)	3,740,000	3,735,325
LSF11 Trinity Bidco, Inc. Senior Secured Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.83%, 6/14/2030 (a) (b)	9,820,158	9,820,158
Whitewater Whistler Holdings LLC Senior Secured, 2/15/2030 (a)	9,074,651	9,074,651
		31,045,996
IT SERVICES — 0.1%
Access CIG LLC Senior Secured 2023 Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.32%, 8/18/2028 (a)	5,771,520	5,706,591
Ahead DB Holdings LLC Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.15%, 10/18/2027 (a)	175,294	174,352
		5,880,943
Security Description	Principal Amount	Value
LEISURE INDUSTRY — 0.2%
Carnival Corp.:
Senior Secured 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/18/2028 (a)	$3,520,170	$3,508,430
Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 8/8/2027 (a)	6,666,667	6,661,100
		10,169,530
LEISURE TIME — 0.2%
Recess Holdings, Inc. Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.38%, 3/17/2027 (a)	9,956,250	9,956,300
LEISURE&REC/GAMES — 0.2%
Scientific Games Holdings LP Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.77%, 4/4/2029 (a)	9,022,922	8,983,447
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Parexel International Corp. Senior Secured 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/15/2028 (a)	33,687,119	33,491,902
MACHINERY — 0.9%
Chart Industries, Inc. Senior Secured 2023 Term Loan, 1.00%, 3/20/2030 (a)	5,614,113	5,621,130
Clark Equipment Co. Senior Secured 2022 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.99%, 4/20/2029 (a)	2,086,379	2,089,634
Engineered Machinery Holdings, Inc. Senior Secured 2021 USD Incremental Term Loan, 3 mo. USD Term SOFR + 3.50%, 9.15%, 5/19/2028 (a)	5,703,940	5,681,523
Madison IAQ LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 6/21/2028 (a)	26,227,097	25,845,231

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Pro Mach Group, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 8/31/2028 (a)	$1,804,919	$1,808,764
		41,046,282
MACHINERY-CONSTRUCTION & MINING — 1.0%
Brookfield WEC Holdings, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 8/1/2025 (a)	35,308,790	35,329,269
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.85%, 8/21/2026 (a)	8,911,252	8,675,461
		44,004,730
MEDIA — 3.7%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 3 mo. USD Term SOFR + 1.75%, 7.10%, 2/1/2027 (a)	9,069,675	9,070,265
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/15/2027 (a)	17,956,928	16,318,358
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 5/1/2026 (a)	12,885,735	11,622,998
MH Sub I LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 11.57%, 2/23/2029 (a)	5,294,933	4,721,598
Senior Secured 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.57%, 5/3/2028 (a)	36,885,955	35,747,654
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.93%, 9/18/2026 (a)	9,593,549	9,593,549
Radiate Holdco LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 9/25/2026 (a)	20,187,285	16,588,498
Security Description	Principal Amount	Value
UPC Financing Partnership Senior Secured 2021 USD Term Loan AX, 1 mo. USD Term SOFR + 2.93%, 8.37%, 1/31/2029 (a)	$1,000,000	$988,230
Vertical U.S. Newco, Inc. Senior Secured Term Loan B, 6 mo. USD Term SOFR + 3.50%, 9.38%, 7/30/2027 (a)	45,751,078	45,705,326
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 mo. USD Term SOFR + 2.50%, 7.95%, 1/31/2028 (a)	10,984,072	10,699,200
		161,055,676
MISCELLANEOUS MANUFACTUR — 0.1%
Gates Global LLC Senior Secured 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.50%, 7.82%, 3/31/2027 (a)	3,140,516	3,136,983
LTI Holdings, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.07%, 9/6/2026 (a)	1,026,869	936,284
		4,073,267
OIL, GAS & CONSUMABLE FUELS — 0.7%
ITT Holdings LLC Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.07%, 7/10/2028 (a)	3,960,007	3,962,066
Pacific Gas & Electric Co. Senior Secured 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 8.43%, 6/23/2025 (a)	26,483,342	26,544,122
		30,506,188
PASSENGER AIRLINES — 3.6%
Air Canada Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.13%, 8/11/2028 (a)	11,686,960	11,711,327
American Airlines, Inc. Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.34%, 4/20/2028 (a)	41,282,849	42,601,424

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.80%, 6/21/2027 (a)	$35,859,440	$37,310,134
SkyMiles IP Ltd. Senior Secured 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.08%, 10/20/2027 (a)	8,997,103	9,326,082
United Airlines, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 4/21/2028 (a)	56,743,014	56,920,335
		157,869,302
PHARMACEUTICALS — 2.2%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 5/4/2025 (a)	7,570,624	7,449,494
Elanco Animal Health, Inc. Senior Secured Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.18%, 8/1/2027 (a)	36,019,678	35,376,727
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 11/15/2027 (a)	8,264,865	8,136,760
Jazz Financing Lux Sarl Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 5/5/2028 (a)	32,798,989	32,810,468
Organon & Co. Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 6/2/2028 (a)	12,084,477	12,081,455
		95,854,904
PIPELINES — 2.0%
Buckeye Partners LP Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.67%, 11/1/2026 (a)	4,385,370	4,387,387
CQP Holdco LP Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/5/2028 (a)	33,965,374	34,038,739
Security Description	Principal Amount	Value
Freeport LNG Investments LLLP Senior Secured Term Loan B, 3 mo. USD LIBOR + 3.50%, 9.09%, 12/21/2028 (a)	$19,739,932	$19,585,763
Oryx Midstream Services Permian Basin LLC Senior Secured 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 10/5/2028 (a)	9,407,475	9,416,318
TransMontaigne Operating Co. LP Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 11/17/2028 (a)	9,250,785	9,230,155
Whitewater Whistler Holdings LLC Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.64%, 2/15/2030 (a)	9,074,651	9,102,057
		85,760,419
PROFESSIONAL SERVICES — 0.1%
Proofpoint, Inc. Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 8/31/2028 (a)	904,830	898,483
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 mo. USD Term SOFR + 2.25%, 7.68%, 12/1/2028 (a)	2,332,343	2,334,104
		3,232,587
RETAIL — 1.3%
1011778 BC ULC Senior Secured 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.57%, 9/23/2030 (a)	49,289,577	49,161,424
BCPE Grill Parent, Inc. Senior Secured 2023 Term Loan B, 9/20/2030 (b)	5,450,000	5,345,551
		54,506,975
RETAIL-BUILDING PRODUCTS — 1.3%
Kodiak Building Partners, Inc. Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.90%, 3/12/2028 (a)	6,232,482	6,232,482

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
LBM Acquisition LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 12/17/2027 (a)	$51,515,147	$50,402,935
		56,635,417
RETAIL-RESTAURANTS — 1.6%
Hilton Domestic Operating Co., Inc. Senior Secured 2019 Term Loan B2, 1 mo. USD Term SOFR + 1.75%, 7.17%, 6/22/2026 (a)	17,736,926	17,751,115
IRB Holding Corp. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 12/15/2027 (a)	52,102,334	51,974,423
		69,725,538
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Entegris, Inc. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.83%, 7/6/2029 (a)	10,808,427	10,820,803
MKS Instruments, Inc.:
Senior Secured 2022 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 8/17/2029 (a)	2,408,095	2,410,888
Senior Secured 2022 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.17%, 8/17/2029 (a)	34,522,525	34,522,525
		47,754,216
SOFTWARE — 15.3%
Applied Systems, Inc. Senior Secured 2022 Extended 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.89%, 9/18/2026 (a)	2,068,674	2,077,342
Apttus Corp. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.32%, 5/8/2028 (a)	4,159,823	4,116,061
Athenahealth Group, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 2/15/2029 (a)	78,548,169	77,296,504
Security Description	Principal Amount	Value
Banff Merger Sub, Inc.:
Senior Secured 2021 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 10.93%, 2/27/2026 (a)	$14,197,744	$14,185,108
Senior Secured 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 10/2/2025 (a)	38,405,434	38,410,618
Camelot U.S. Acquisition LLC Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 10/30/2026 (a)	4,278,111	4,280,784
CDK Global, Inc. Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.64%, 7/6/2029 (a)	44,601,828	44,665,385
Cloud Software Group, Inc. Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.99%, 3/30/2029 (a)	66,019,981	63,595,728
Cloudera, Inc. Senior Secured 2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.00%, 11.42%, 10/8/2029 (a)	5,883,443	5,608,892
ConnectWise LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 9/29/2028 (a)	3,992,940	3,938,037
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 10/16/2026 (a)	19,962,225	19,869,301
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.32%, 2/19/2029 (a)	7,467,875	7,007,369
Dun & Bradstreet Corp. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.17%, 2/6/2026 (a)	24,854,501	24,846,672
ECI Macola Max Holding LLC Senior Secured 2020 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.15%, 11/9/2027 (a)	406,069	405,815

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Epicor Software Corp. Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 7/30/2027 (a)	$7,745,001	$7,744,188
Fortra LLC Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.47%, 11/19/2026 (a)	10,874,458	10,448,560
Gen Digital, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 9/12/2029 (a)	32,695,954	32,632,688
Idera, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.27%, 3/2/2028 (a)	512,954	509,748
I-Logic Technologies Bidco Ltd. Senior Secured 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.54%, 2/16/2028 (a)	763,435	755,037
Imperva, Inc. Senior Secured 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.63%, 1/12/2026 (a)	20,650,788	20,715,322
Informatica LLC Senior Secured 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 10/27/2028 (a)	7,153,637	7,145,839
McAfee LLC Senior Secured 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/1/2029 (a)	63,625,230	62,253,152
MeridianLink, Inc. Senior Secured 2021 Term Loan B, 6 mo. USD LIBOR + 3.00%, 8.73%, 11/10/2028 (a)	6,031,706	6,027,182
Mitchell International, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 10/15/2028 (a)	36,163,570	35,631,604
Navicure, Inc. Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 10/22/2026 (a)	9,722,300	9,745,099
Security Description	Principal Amount	Value
Open Text Corp. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 1/31/2030 (a)	$49,216,973	$49,281,447
Project Ruby Ultimate Parent Corp. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 3/10/2028 (a)	3,709,683	3,669,099
Quartz Acquireco LLC Senior Secured Term Loan B, 8.82%, 6/28/2030 (a)	6,766,304	6,766,304
Quest Software U.S. Holdings, Inc. Senior Secured 2022 Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.77%, 2/1/2029 (a)	32,665,808	27,340,628
RealPage, Inc. Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/24/2028 (a)	40,593,964	40,179,500
Rocket Software, Inc. Senior Secured 2018 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.68%, 11/28/2025 (a)	660,822	661,443
SolarWinds Holdings, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 2/5/2027 (a)	9,055,608	9,077,205
Sophia LP Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 10/7/2027 (a)	492,456	491,944
SS&C Technologies, Inc.:
Senior Secured 2022 Term Loan B6, 1 mo. USD Term SOFR + 2.25%, 7.67%, 3/22/2029 (a)	1,015,836	1,016,872
Senior Secured 2022 Term Loan B7, 1 mo. USD Term SOFR + 2.25%, 7.67%, 3/22/2029 (a)	1,598,580	1,600,211
Surf Holdings LLC Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 3/5/2027 (a)	5,951,935	5,946,608
Ultimate Software Group, Inc. Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.62%, 5/4/2026 (a)	16,590,455	16,562,168

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Vision Solutions, Inc. Senior Secured 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.25%, 12.86%, 4/23/2029 (a)	$1,233,333	$1,117,160
		667,622,624
SPECIALTY RETAIL — 2.0%
Michaels Cos., Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 4/15/2028 (a)	14,104,705	12,912,153
Petco Health & Wellness Co., Inc. Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 9.02%, 3/3/2028 (a)	3,948,518	3,910,888
PetSmart, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 2/11/2028 (a)	23,209,251	23,173,973
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 8/4/2028 (a)	25,476,441	25,476,441
SRS Distribution, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 6/2/2028 (a)	14,321,688	14,198,593
Whatabrands LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 8/3/2028 (a)	5,664,070	5,649,910
		85,321,958
STEEL-PRODUCERS — 0.3%
Arsenal AIC Parent LLC Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.88%, 8/18/2030 (a)	11,481,156	11,473,981
Phoenix Services International LLC Senior Secured 2023 Exit PIK Term Loan, 11.42%, 6/30/2028 (a)	2,394,222	2,235,604
		13,709,585
Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 0.2%
Delta TopCo, Inc. Senior Secured 2020 Term Loan B, 6 mo. USD Term SOFR + 3.75%, 9.07%, 12/1/2027 (a)	$8,788,254	$8,717,640
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Foundation Building Materials Holding Co. LLC Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.88%, 1/31/2028 (a)	6,982,143	6,922,306
TRANSPORT-SERVICES — 0.3%
Endure Digital, Inc. Senior Secured Term Loan, 3 mo. USD LIBOR + 3.50%, 8.79%, 2/10/2028 (a)	14,145,679	13,780,297
TOTAL SENIOR FLOATING RATE LOANS (Cost $3,943,108,622)		3,986,245,500
	Shares
COMMON STOCKS — 0.7%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (e) (f)	230,071	2,376,633
ENTERTAINMENT — 0.6%
Cineworld Group PLC (e) (f)	1,063,146	25,449,589
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health, Inc. (e) (f)	396,286	1,248,301
TOTAL COMMON STOCKS (Cost $31,676,784)		29,074,523
	Principal Amount
CORPORATE BONDS & NOTES — 5.1%
ADVERTISING — 0.0% (c)
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (g)	$1,405,000	1,209,466
AEROSPACE & DEFENSE — 0.1%
Howmet Aerospace, Inc. 3.00%, 1/15/2029	700,000	592,781

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Rolls-Royce PLC 5.75%, 10/15/2027 (g)	$1,316,000	$1,268,019
TransDigm, Inc.:
4.63%, 1/15/2029	2,085,000	1,818,453
4.88%, 5/1/2029	2,400,000	2,108,256
		5,787,509
AIRLINES — 0.0% (c)
Air Canada 3.88%, 8/15/2026 (g)	1,800,000	1,634,220
AUTO MANUFACTURERS — 0.2%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (g)	1,220,000	986,285
4.75%, 10/1/2027 (g)	200,000	184,476
5.88%, 6/1/2029 (g)	3,000,000	2,827,230
Ford Motor Co.:
4.75%, 1/15/2043	500,000	364,800
5.29%, 12/8/2046	140,000	106,401
Ford Motor Credit Co. LLC 2.30%, 2/10/2025	3,260,000	3,057,782
		7,526,974
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (g)	2,119,000	2,021,759
BEVERAGES — 0.0% (c)
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (g)	300,000	256,428
CHEMICALS — 0.1%
Chemours Co. 5.75%, 11/15/2028 (g)	2,050,000	1,778,683
Valvoline, Inc. 3.63%, 6/15/2031 (g)	1,500,000	1,164,195
		2,942,878
COAL — 0.0% (c)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (g)	1,250,000	1,060,075
COMMERCIAL SERVICES — 0.2%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (g)	425,000	391,535
Gartner, Inc. 3.63%, 6/15/2029 (g)	2,340,000	2,005,076
GTCR W-2 Merger Sub LLC 7.50%, 1/15/2031 (g) (h)	805,000	806,014
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (g)	1,500,000	1,275,810
Sabre Global, Inc. 11.25%, 12/15/2027 (g)	315,000	288,984
Service Corp. International 4.00%, 5/15/2031	410,000	337,299
Security Description	Principal Amount	Value
TriNet Group, Inc. 3.50%, 3/1/2029 (g)	$1,120,000	$943,242
Upbound Group, Inc. 6.38%, 2/15/2029 (g)	700,000	621,600
WW International, Inc. 4.50%, 4/15/2029 (g)	1,310,000	909,402
ZipRecruiter, Inc. 5.00%, 1/15/2030 (g)	519,000	410,254
		7,989,216
COMPUTERS — 0.1%
KBR, Inc. 4.75%, 9/30/2028 (g)	560,000	498,562
NCR Corp.:
5.00%, 10/1/2028 (g)	300,000	268,590
5.13%, 4/15/2029 (g)	792,000	698,449
Science Applications International Corp. 4.88%, 4/1/2028 (g)	610,000	553,904
Seagate HDD Cayman 4.13%, 1/15/2031	550,000	437,102
		2,456,607
CONSTRUCTION MATERIALS — 0.1%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (g)	1,861,000	1,526,467
6.38%, 6/15/2032 (g)	435,000	409,344
Griffon Corp. 5.75%, 3/1/2028	550,000	498,960
JELD-WEN, Inc. 4.88%, 12/15/2027 (g)	1,115,000	983,541
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (g)	920,000	774,520
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (g)	600,000	547,074
		4,739,906
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (g)	260,000	240,404
6.88%, 4/15/2030 (g)	500,000	459,145
Enova International, Inc. 8.50%, 9/15/2025 (g)	600,000	586,476
goeasy Ltd. 4.38%, 5/1/2026 (g)	1,000,000	914,740
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (g)	1,970,000	1,737,914
5.75%, 11/15/2031 (g)	1,900,000	1,574,948
6.00%, 1/15/2027 (g)	465,000	439,653
Navient Corp.:
4.88%, 3/15/2028	3,250,000	2,762,500
9.38%, 7/25/2030	457,000	450,483

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.63%, 8/1/2033	$760,000	$555,712
OneMain Finance Corp.:
3.50%, 1/15/2027	1,564,000	1,339,284
6.63%, 1/15/2028	300,000	276,360
7.13%, 3/15/2026	1,697,000	1,659,395
PennyMac Financial Services, Inc.:
5.38%, 10/15/2025 (g)	2,230,000	2,121,689
5.75%, 9/15/2031 (g)	2,040,000	1,664,987
PHH Mortgage Corp. 7.88%, 3/15/2026 (g)	500,000	447,545
SLM Corp.:
3.13%, 11/2/2026	600,000	521,670
4.20%, 10/29/2025	800,000	748,368
Synchrony Financial 7.25%, 2/2/2033	800,000	704,720
		19,205,993
ELECTRIC — 0.1%
PG&E Corp.:
5.00%, 7/1/2028	701,000	634,763
5.25%, 7/1/2030	300,000	261,135
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (g)	2,650,000	2,278,152
5.00%, 7/31/2027 (g)	855,000	786,198
5.63%, 2/15/2027 (g)	120,000	113,684
7.75%, 10/15/2031 (g)	755,000	743,803
		4,817,735
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Energizer Holdings, Inc.:
4.75%, 6/15/2028 (g)	300,000	259,818
6.50%, 12/31/2027 (g)	1,530,000	1,441,122
		1,700,940
ENGINEERING & CONSTRUCTION — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (g)	840,000	801,091
TopBuild Corp.:
3.63%, 3/15/2029 (g)	1,020,000	869,193
4.13%, 2/15/2032 (g)	200,000	162,712
		1,832,996
ENTERTAINMENT — 0.1%
Churchill Downs, Inc. 4.75%, 1/15/2028 (g)	1,600,000	1,443,568
Cinemark USA, Inc. 5.25%, 7/15/2028 (g)	2,250,000	1,997,685
Light & Wonder International, Inc. 7.50%, 9/1/2031 (g)	217,000	214,530
Security Description	Principal Amount	Value
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (g)	$965,000	$843,584
		4,499,367
ENVIRONMENTAL CONTROL — 0.0% (c)
GFL Environmental, Inc. 4.00%, 8/1/2028 (g)	265,000	231,549
FOOD — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.63%, 1/15/2027 (g)	1,680,000	1,587,180
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (g)	1,602,000	1,369,486
Post Holdings, Inc. 4.63%, 4/15/2030 (g)	2,100,000	1,798,713
		4,755,379
HEALTH CARE SERVICES — 0.6%
CHS/Community Health Systems, Inc. 5.63%, 3/15/2027 (g)	100,000	85,660
DaVita, Inc.:
3.75%, 2/15/2031 (g)	1,000,000	761,030
4.63%, 6/1/2030 (g)	1,510,000	1,239,136
Encompass Health Corp.:
4.50%, 2/1/2028	1,320,000	1,204,038
4.63%, 4/1/2031	190,000	161,532
LifePoint Health, Inc. 9.88%, 8/15/2030 (g)	12,262,000	11,881,265
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (g)	9,123,000	8,851,135
Tenet Healthcare Corp. 6.88%, 11/15/2031	523,000	501,573
		24,685,369
HOME BUILDERS — 0.3%
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	710,000	648,784
7.25%, 10/15/2029	1,740,000	1,629,736
Century Communities, Inc. 3.88%, 8/15/2029 (g)	1,315,000	1,086,650
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (g)	750,000	754,800
Forestar Group, Inc. 3.85%, 5/15/2026 (g)	1,850,000	1,685,757
Installed Building Products, Inc. 5.75%, 2/1/2028 (g)	550,000	506,396
KB Home 4.00%, 6/15/2031	200,000	162,424

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
LGI Homes, Inc. 4.00%, 7/15/2029 (g)	$780,000	$621,964
M/I Homes, Inc.:
3.95%, 2/15/2030	793,000	647,318
4.95%, 2/1/2028	1,090,000	982,711
Meritage Homes Corp. 3.88%, 4/15/2029 (g)	1,320,000	1,134,804
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (g)	1,700,000	1,485,426
5.75%, 1/15/2028 (g)	1,810,000	1,685,146
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	1,540,000	1,423,592
		14,455,508
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (g)	2,760,000	2,127,297
4.00%, 4/15/2029 (g)	1,370,000	1,143,690
		3,270,987
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Central Garden & Pet Co. 4.13%, 4/30/2031 (g)	333,000	273,060
INSURANCE — 0.0% (c)
MGIC Investment Corp. 5.25%, 8/15/2028	965,000	898,608
NMI Holdings, Inc. 7.38%, 6/1/2025 (g)	890,000	887,953
		1,786,561
INTERNET — 0.1%
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (g)	322,000	297,161
7.00%, 6/15/2027 (g)	1,820,000	1,735,297
Rakuten Group, Inc. 10.25%, 11/30/2024 (g)	200,000	201,014
		2,233,472
INVESTMENT COMPANY SECURITY — 0.0% (c)
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (g)	450,000	393,449
IRON/STEEL — 0.0% (c)
ATI, Inc. 5.13%, 10/1/2031	1,000,000	862,000
Mineral Resources Ltd. 8.00%, 11/1/2027 (g)	650,000	637,644
		1,499,644
IT SERVICES — 0.0% (c)
Seagate HDD Cayman 8.25%, 12/15/2029 (g)	375,000	384,600
Security Description	Principal Amount	Value
LEISURE TIME — 0.2%
Carnival Corp.:
5.75%, 3/1/2027 (g)	$2,010,000	$1,818,126
6.00%, 5/1/2029 (g)	1,115,000	952,154
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (g)	405,000	374,236
5.50%, 4/1/2028 (g)	2,260,000	2,072,804
7.50%, 10/15/2027	1,510,000	1,510,815
Vista Outdoor, Inc. 4.50%, 3/15/2029 (g)	980,000	820,123
		7,548,258
LODGING — 0.0% (c)
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (g)	590,000	509,790
4.00%, 5/1/2031 (g)	500,000	419,655
Las Vegas Sands Corp. 3.90%, 8/8/2029	799,000	681,978
		1,611,423
MACHINERY-DIVERSIFIED — 0.0% (c)
ATS Corp. 4.13%, 12/15/2028 (g)	508,000	449,722
MEDIA — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (g)	600,000	504,600
5.00%, 2/1/2028 (g)	1,390,000	1,261,800
5.13%, 5/1/2027 (g)	2,380,000	2,216,685
iHeartCommunications, Inc. 6.38%, 5/1/2026	150,000	129,381
News Corp. 5.13%, 2/15/2032 (g)	75,000	65,531
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (g)	300,000	256,080
Townsquare Media, Inc. 6.88%, 2/1/2026 (g)	800,000	752,352
Urban One, Inc. 7.38%, 2/1/2028 (g)	400,000	343,112
		5,529,541
MINING — 0.1%
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (g)	2,988,000	2,972,433
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (g)	2,195,000	1,796,871
5.88%, 4/15/2030 (g)	500,000	457,300
6.13%, 4/15/2032 (g)	140,000	127,887
Taseko Mines Ltd. 7.00%, 2/15/2026 (g)	880,000	824,683
		6,179,174

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (g)	$150,000	$118,959
7.25%, 3/15/2029 (g)	550,000	400,136
Xerox Holdings Corp. 5.50%, 8/15/2028 (g)	3,010,000	2,527,858
		3,046,953
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	1,010,000	896,436
OIL & GAS — 0.5%
Civitas Resources, Inc.:
8.38%, 7/1/2028 (g)	1,095,000	1,114,042
8.75%, 7/1/2031 (g)	410,000	419,693
CNX Resources Corp. 6.00%, 1/15/2029 (g)	1,967,000	1,835,014
CVR Energy, Inc. 5.75%, 2/15/2028 (g)	1,724,000	1,560,996
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (g)	260,000	260,039
Earthstone Energy Holdings LLC 9.88%, 7/15/2031 (g)	300,000	327,531
MEG Energy Corp. 5.88%, 2/1/2029 (g)	500,000	466,850
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (g)	940,000	938,167
8.75%, 6/15/2031 (g)	1,115,000	1,123,931
Parkland Corp.:
4.50%, 10/1/2029 (g)	2,829,000	2,431,412
4.63%, 5/1/2030 (g)	995,000	849,282
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/2030 (g)	987,000	983,615
Precision Drilling Corp. 6.88%, 1/15/2029 (g)	200,000	189,274
Shelf Drilling Holdings Ltd. 9.63%, 4/15/2029 (g) (h)	1,000,000	989,637
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	2,980,000	2,614,354
Transocean, Inc. 8.75%, 2/15/2030 (g)	2,717,000	2,777,535
Valaris Ltd. 8.38%, 4/30/2030 (g)	1,100,000	1,100,737
		19,982,109
OIL & GAS SERVICES — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (g)	2,020,000	1,899,527
Security Description	Principal Amount	Value
6.88%, 4/1/2027 (g)	$1,330,000	$1,289,728
Enerflex Ltd. 9.00%, 10/15/2027 (g)	1,093,000	1,079,545
Oceaneering International, Inc. 6.00%, 2/1/2028	1,580,000	1,488,455
		5,757,255
PACKAGING & CONTAINERS — 0.0% (c)
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (g)	700,000	646,548
OI European Group BV 4.75%, 2/15/2030 (g)	900,000	784,890
		1,431,438
PHARMACEUTICALS — 0.0% (c)
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (g)	870,000	828,788
PIPELINES — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (g)	1,100,000	1,007,589
5.75%, 3/1/2027 (g)	850,000	810,280
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (g)	143,000	130,925
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	950,000	883,452
Hess Midstream Operations LP:
4.25%, 2/15/2030 (g)	1,960,000	1,660,492
5.13%, 6/15/2028 (g)	1,300,000	1,197,118
5.50%, 10/15/2030 (g)	150,000	136,269
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (g)	350,000	356,353
NuStar Logistics LP 6.38%, 10/1/2030	1,360,000	1,288,940
		7,471,418
REAL ESTATE — 0.1%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 9/1/2031 (g)	465,000	448,488
Howard Hughes Corp.:
4.13%, 2/1/2029 (g)	2,600,000	2,079,064
4.38%, 2/1/2031 (g)	74,000	56,809
5.38%, 8/1/2028 (g)	1,000,000	880,950
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	750,000	576,758

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (g)	$970,000	$699,942
		4,742,011
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (g)	460,000	347,498
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (g)	1,820,000	1,496,113
Iron Mountain, Inc.:
4.88%, 9/15/2029 (g)	1,500,000	1,316,025
7.00%, 2/15/2029 (g)	555,000	541,036
Rithm Capital Corp. 6.25%, 10/15/2025 (g)	1,445,000	1,370,236
Service Properties Trust:
4.75%, 10/1/2026	50,000	42,931
4.95%, 2/15/2027	2,180,000	1,842,274
4.95%, 10/1/2029	540,000	408,440
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (g)	720,000	639,454
4.38%, 1/15/2027 (g)	3,890,000	3,401,999
		11,406,006
RETAIL — 0.4%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (g)	330,000	282,774
3.88%, 1/15/2028 (g)	770,000	691,391
4.00%, 10/15/2030 (g)	2,060,000	1,712,025
4.38%, 1/15/2028 (g)	420,000	378,483
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (g)	670,000	681,042
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (g)	500,000	429,175
4.75%, 3/1/2030	1,700,000	1,445,697
5.00%, 2/15/2032 (g)	650,000	538,804
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (g)	670,000	583,999
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (g)	700,000	617,246
FirstCash, Inc. 5.63%, 1/1/2030 (g)	2,310,000	2,074,680
Gap, Inc. 3.63%, 10/1/2029 (g)	450,000	333,283
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (g)	480,000	416,184
Lithia Motors, Inc.:
3.88%, 6/1/2029 (g)	149,000	125,504
4.38%, 1/15/2031 (g)	60,000	49,586
Security Description	Principal Amount	Value
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (g)	$606,000	$494,787
4.75%, 9/15/2029	660,000	595,030
Patrick Industries, Inc. 4.75%, 5/1/2029 (g)	1,560,000	1,300,931
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (g)	790,000	659,152
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (g)	1,330,000	1,157,592
Yum! Brands, Inc.:
3.63%, 3/15/2031	197,000	162,143
4.75%, 1/15/2030 (g)	840,000	754,101
		15,483,609
SOFTWARE — 0.1%
Fair Isaac Corp.:
4.00%, 6/15/2028 (g)	2,390,000	2,135,680
5.25%, 5/15/2026 (g)	1,030,000	995,361
MicroStrategy, Inc. 6.13%, 6/15/2028 (g)	1,310,000	1,164,106
Open Text Corp. 3.88%, 12/1/2029 (g)	1,100,000	902,715
		5,197,862
TELECOMMUNICATIONS — 0.1%
Consolidated Communications, Inc. 6.50%, 10/1/2028 (g)	800,000	624,712
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,850,000	1,581,454
		2,206,166
TRANSPORTATION — 0.0% (c)
Danaos Corp. 8.50%, 3/1/2028 (g)	610,000	617,881
TOTAL CORPORATE BONDS & NOTES (Cost $233,467,397)		224,037,697
Shares
REPURCHASE AGREEMENTS — 2.3%
Barclays Capital, Inc., dated 09/29/2023 (collateralized by U.S. Treasury Notes 2.875% due 11/15/2046, valued at $121,000,000); expected proceeds $123,512,431, 5.36%, 06/15/2024 (Cost $100,000,000)	100,000,000	100,000,000

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (i) (j) (Cost $105,838,639)	105,838,639	$105,838,639
TOTAL INVESTMENTS — 102.0% (Cost $4,414,091,442)		4,445,196,359
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(88,336,905)
NET ASSETS — 100.0%		$4,356,859,454
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $29,074,523, representing 0.70% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2023.
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

At September 30, 2023, the Fund had unfunded loan commitments of $11,260,500, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Athenahealth Group, Inc.	9,550,367	9,292,841	(257,526)
VT Topco, Inc.	3,761	3,763	2
ABG Intermediate Holdings 2 LLC	1,141,353	1,142,785	1,432
OMNIA Partners LLC	565,019	566,372	1,353
	$11,260,500	$11,005,761	$(254,739)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$224,037,697	$—	$224,037,697
Common Stocks	—	—	29,074,523	29,074,523
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	3,986,245,500	—	3,986,245,500
Short-Term Investment	105,838,639	—	—	105,838,639
TOTAL INVESTMENTS	$105,838,639	$4,310,283,197	$29,074,523	$4,445,196,359
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Depreciation	$—	$(254,739)	$—	$(254,739)
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(254,739)	$—	$(254,739)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	302,552,338	$302,552,338	$749,058,547	$945,772,246	$—	$—	105,838,639	$105,838,639	$2,718,734
See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 59.3%
AEROSPACE & DEFENSE — 0.5%
Boeing Co. 1.43%, 2/4/2024	$1,000,000	$984,390
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,665,000	1,651,064
		2,635,454
AGRICULTURE — 0.5%
Imperial Brands Finance PLC 3.13%, 7/26/2024 (a)	408,000	397,771
Philip Morris International, Inc. 5.13%, 11/15/2024	2,500,000	2,481,875
		2,879,646
AUTO MANUFACTURERS — 4.7%
American Honda Finance Corp. SOFR + 0.92%, 6.21%, 1/12/2026 (b)	2,915,000	2,925,582
Daimler Truck Finance North America LLC:
5.20%, 1/17/2025 (a)	1,500,000	1,486,005
SOFR + 0.60%, 5.94%, 12/14/2023 (a) (b)	1,000,000	999,200
SOFR + 0.75%, 6.09%, 12/13/2024 (a) (b)	1,000,000	998,300
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	1,680,000	1,575,790
5.58%, 3/18/2024	2,000,000	1,986,920
General Motors Financial Co., Inc.:
3.80%, 4/7/2025	2,000,000	1,927,560
5.40%, 4/6/2026	925,000	905,473
Hyundai Capital America 0.80%, 1/8/2024 (a)	1,000,000	985,430
Mercedes-Benz Finance North America LLC:
5.50%, 11/27/2024 (a)	5,000,000	4,991,450
SOFR + 0.93%, 6.27%, 3/30/2025 (a) (b)	4,000,000	4,021,200
Nissan Motor Acceptance Co. LLC:
3 mo. USD Term SOFR + 0.90%, 6.30%, 3/8/2024 (a) (b)	1,000,000	999,910
COR, 6.95%, 9/15/2026 (a)	500,000	503,365
Toyota Motor Credit Corp. SOFR + 0.56%, 5.84%, 1/10/2025 (b)	3,335,000	3,333,399
		27,639,584
BANKS — 18.2%
Bank of America Corp.:
SOFR + 0.67%, 1.84%, 2/4/2025	10,000,000	9,836,100
Series MTN, SOFR + 0.73%, 6.06%, 10/24/2024 (b)	1,000,000	999,730
Security Description	Principal Amount	Value
Bank of America NA SOFR + 0.78%, 6.12%, 8/18/2025 (b)	$5,000,000	$5,000,150
Bank of Montreal SOFR + 0.35%, 5.69%, 12/8/2023 (b)	1,755,000	1,754,526
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	2,000,000	1,973,800
Canadian Imperial Bank of Commerce COR, 5.93%, 10/2/2026	2,500,000	2,500,250
Citibank NA 5.86%, 9/29/2025	1,880,000	1,881,673
Citigroup, Inc.:
SOFR + 0.69%, 0.78%, 10/30/2024	7,000,000	6,967,240
SOFR + 1.37%, 4.14%, 5/24/2025	1,500,000	1,478,655
Goldman Sachs Group, Inc.:
5.70%, 11/1/2024	5,000,000	4,980,650
SOFR + 0.49%, 5.81%, 10/21/2024 (b)	1,500,000	1,496,055
SOFR + 0.51%, 5.85%, 9/10/2024 (b)	5,000,000	4,989,350
HSBC Holdings PLC:
4.25%, 3/14/2024	1,000,000	990,080
SOFR + 0.58%, 5.92%, 11/22/2024 (b)	1,250,000	1,247,650
SOFR + 1.43%, 6.77%, 3/10/2026 (b)	1,000,000	1,003,770
HSBC USA, Inc. 5.63%, 3/17/2025	3,000,000	2,981,790
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 0.58%, 0.97%, 6/23/2025	5,000,000	4,798,850
KeyBank NA:
4.15%, 8/8/2025	770,000	725,856
SOFR + 0.32%, 5.66%, 6/14/2024 (b)	1,000,000	982,920
Macquarie Group Ltd. SOFR + 0.71%, 6.01%, 10/14/2025 (a) (b)	1,000,000	991,540
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.70%, 4.79%, 7/18/2025	5,000,000	4,940,950
Morgan Stanley:
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025	1,500,000	1,470,480
SOFR + 1.16%, 3.62%, 4/17/2025	6,500,000	6,395,675
Series F, 3.88%, 4/29/2024	4,000,000	3,951,280
National Australia Bank Ltd. 1.39%, 1/12/2025 (a)	1,500,000	1,423,050

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
National Securities Clearing Corp. 5.15%, 5/30/2025 (a)	$2,500,000	$2,476,350
NatWest Markets PLC SOFR + 0.53%, 5.87%, 8/12/2024 (a) (b)	2,125,000	2,116,288
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 5.84%, 1/20/2026 (b)	500,000	494,900
Sumitomo Mitsui Financial Group, Inc.:
4.44%, 4/2/2024 (a)	5,000,000	4,955,850
3 mo. USD Term SOFR + 1.06%, 6.37%, 10/16/2023 (b)	1,000,000	1,000,130
SOFR + 1.43%, 6.71%, 1/13/2026 (b)	3,000,000	3,024,900
Sumitomo Mitsui Trust Bank Ltd.:
0.80%, 9/16/2024 (a)	2,500,000	2,379,200
SOFR + 0.44%, 5.79%, 9/16/2024 (a) (b)	1,500,000	1,495,260
Toronto-Dominion Bank:
Series MTN, SOFR + 0.35%, 5.69%, 9/10/2024 (b)	1,515,000	1,510,455
Series MTN, SOFR + 0.91%, 6.25%, 3/8/2024 (b)	2,000,000	2,003,260
Truist Bank SOFR + 0.20%, 5.50%, 1/17/2024 (b)	1,000,000	995,280
UBS AG SOFR + 0.36%, 5.70%, 2/9/2024 (a) (b)	3,930,000	3,927,760
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025	4,500,000	4,310,190
		106,451,893
BEVERAGES — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	982,180
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 5.51%, 3/2/2026	1,455,000	1,444,277
CHEMICALS — 0.8%
DuPont de Nemours, Inc. 3 mo. USD Term SOFR + 1.37%, 6.74%, 11/15/2023 (b)	1,000,000	1,000,170
LyondellBasell Industries NV 5.75%, 4/15/2024	2,000,000	1,993,260
Nutrien Ltd. 5.90%, 11/7/2024	830,000	827,867
Sherwin-Williams Co. 4.05%, 8/8/2024	875,000	861,192
		4,682,489
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	$585,000	$565,730
CONSTRUCTION MATERIALS — 0.6%
Vulcan Materials Co. 5.80%, 3/1/2026	3,330,000	3,316,680
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Series 3NC1, 1.75%, 10/29/2024	1,000,000	953,090
Ally Financial, Inc. 1.45%, 10/2/2023	3,276,000	3,276,000
Charles Schwab Corp.:
0.75%, 3/18/2024	5,000,000	4,878,550
5.88%, 8/24/2026	2,000,000	1,992,660
Nasdaq, Inc. 5.65%, 6/28/2025	645,000	642,833
Synchrony Financial:
4.25%, 8/15/2024	6,597,000	6,440,057
4.38%, 3/19/2024	8,805,000	8,697,491
		26,880,681
ELECTRIC — 5.8%
CenterPoint Energy, Inc. SOFR + 0.65%, 5.99%, 5/13/2024 (b)	1,500,000	1,499,655
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,227,025
Eversource Energy 4.20%, 6/27/2024	3,080,000	3,039,560
Jersey Central Power & Light Co. 4.70%, 4/1/2024 (a)	1,888,000	1,872,820
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 5.64%, 10/18/2024 (b)	2,500,000	2,491,300
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	1,250,000	1,229,812
SOFR + 0.40%, 5.74%, 11/3/2023 (b)	2,940,000	2,939,765
5.75%, 9/1/2025	1,500,000	1,495,560
6.05%, 3/1/2025	875,000	876,374
SOFR + 1.02%, 6.36%, 3/21/2024 (b)	1,500,000	1,499,940
Pacific Gas & Electric Co. 3.85%, 11/15/2023	2,459,000	2,451,279
Southern California Edison Co. SOFR + 0.83%, 6.17%, 4/1/2024 (b)	640,000	639,846
Southwestern Public Service Co. 3.30%, 6/15/2024	6,982,000	6,859,326

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tampa Electric Co. 3.88%, 7/12/2024	$1,670,000	$1,643,414
Virginia Electric & Power Co. 3.45%, 2/15/2024	4,015,000	3,975,292
		33,740,968
ELECTRONICS — 0.4%
Arrow Electronics, Inc. 6.13%, 3/1/2026	2,500,000	2,487,000
ENTERTAINMENT — 0.8%
Warnermedia Holdings, Inc.:
3.53%, 3/15/2024	2,000,000	1,973,640
3.64%, 3/15/2025	1,000,000	964,100
6.41%, 3/15/2026	1,630,000	1,629,821
		4,567,561
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,511,425
HEALTH CARE PRODUCTS — 0.3%
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,000,000	995,040
Revvity, Inc. 0.85%, 9/15/2024	1,000,000	950,720
		1,945,760
HOUSEHOLD PRODUCTS — 0.2%
Kenvue, Inc. 5.50%, 3/22/2025 (a)	1,040,000	1,037,639
INSURANCE — 1.5%
Athene Global Funding SOFR + 0.70%, 6.04%, 5/24/2024 (a) (b)	1,000,000	993,910
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,470,500
Pacific Life Global Funding II SOFR + 0.62%, 5.96%, 6/4/2026 (a) (b)	4,168,000	4,103,980
Pricoa Global Funding I 2.40%, 9/23/2024 (a)	1,500,000	1,449,495
		9,017,885
INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp. 7.00%, 1/15/2027	500,000	500,005
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	950,820
		1,450,825
IT SERVICES — 0.3%
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,754,548
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	2,500,000	2,470,975
Security Description	Principal Amount	Value
5.15%, 8/11/2025	$3,500,000	$3,480,575
		5,951,550
MACHINERY-DIVERSIFIED — 1.4%
John Deere Capital Corp.:
Series MTN, 3.40%, 6/6/2025	1,390,000	1,343,157
Series MTN, 4.05%, 9/8/2025	2,000,000	1,952,880
Series MTN, 4.80%, 1/9/2026	3,335,000	3,293,313
Series MTN, SOFR + 0.20%, 5.47%, 10/11/2024 (b)	1,500,000	1,497,885
		8,087,235
MEDIA — 0.2%
Discovery Communications LLC 3.80%, 3/13/2024	1,117,000	1,105,897
MINING — 1.7%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	5,000,000	4,929,600
Glencore Funding LLC 4.13%, 3/12/2024 (a)	5,000,000	4,955,550
		9,885,150
MISCELLANEOUS MANUFACTURER — 2.6%
Parker-Hannifin Corp. 3.65%, 6/15/2024	11,000,000	10,814,320
Siemens Financieringsmaatschappij NV:
SOFR + 0.43%, 5.77%, 3/11/2024 (a) (b)	1,000,000	1,001,510
6.13%, 8/17/2026 (a)	3,000,000	3,056,820
		14,872,650
OIL & GAS — 1.0%
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	982,750
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	750,000	664,515
Occidental Petroleum Corp. 6.95%, 7/1/2024	2,500,000	2,513,225
Pioneer Natural Resources Co. 5.10%, 3/29/2026	795,000	784,752
Shell International Finance BV 3 mo. USD Term SOFR + 0.66%, 6.03%, 11/13/2023 (b)	1,000,000	999,210
		5,944,452
PACKAGING & CONTAINERS — 0.4%
Graphic Packaging International LLC 0.82%, 4/15/2024 (a)	1,000,000	970,640
Sonoco Products Co. 1.80%, 2/1/2025	1,470,000	1,387,063
		2,357,703

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.7%
Astrazeneca Finance LLC 0.70%, 5/28/2024	$2,000,000	$1,936,280
Bayer U.S. Finance II LLC 3 mo. USD Term SOFR + 1.27%, 6.68%, 12/15/2023 (a) (b)	1,500,000	1,500,360
Cigna Group 5.69%, 3/15/2026	5,000,000	4,972,950
Eli Lilly & Co. 5.00%, 2/27/2026	1,555,000	1,548,298
Mylan, Inc. 4.20%, 11/29/2023	2,000,000	1,993,280
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	2,240,000	2,210,051
Viatris, Inc. 1.65%, 6/22/2025	1,500,000	1,385,250
		15,546,469
PIPELINES — 1.2%
Enbridge, Inc. 5.97%, 3/8/2026	1,820,000	1,814,886
Plains All American Pipeline LP/PAA Finance Corp. 3.85%, 10/15/2023	2,395,000	2,391,862
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	1,000,000	993,470
Williams Cos., Inc. 4.55%, 6/24/2024	2,000,000	1,978,500
		7,178,718
REAL ESTATE INVESTMENT TRUSTS — 0.2%
Realty Income Corp. 5.05%, 1/13/2026	1,115,000	1,099,457
RETAIL — 0.6%
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	2,000,000	1,961,640
Dollar General Corp. 4.25%, 9/20/2024	1,090,000	1,071,263
Genuine Parts Co. 1.75%, 2/1/2025	660,000	621,872
		3,654,775
SEMICONDUCTORS — 1.1%
Intel Corp. 4.88%, 2/10/2026	5,565,000	5,495,215
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	750,000	745,687
		6,240,902
SOFTWARE — 2.5%
Activision Blizzard, Inc. 3.40%, 9/15/2026	2,250,000	2,132,280
Intuit, Inc. COR, 5.25%, 9/15/2026	2,500,000	2,494,000
Security Description	Principal Amount	Value
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	$10,000,000	$9,866,200
		14,492,480
TELECOMMUNICATIONS — 1.0%
AT&T, Inc.:
0.90%, 3/25/2024	1,500,000	1,465,410
5.54%, 2/20/2026	1,000,000	992,790
NTT Finance Corp. 0.58%, 3/1/2024 (a)	2,000,000	1,954,420
Verizon Communications, Inc. SOFR + 0.50%, 5.84%, 3/22/2024 (b)	1,500,000	1,500,840
		5,913,460
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,000,000	948,180
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	1,281,000	1,266,896
		2,215,076
TRUCKING & LEASING — 0.9%
GATX Corp. 4.35%, 2/15/2024	5,414,000	5,371,987
TOTAL CORPORATE BONDS & NOTES (Cost $348,257,567)		345,910,186
ASSET-BACKED SECURITIES — 3.8%
ASSET-BACKED - OTHER — 1.3%
Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A, 2.44%, 9/15/2026	8,000,000	7,729,354
AUTOMOBILE — 0.8%
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	5,000,000	4,946,977
CREDIT CARD — 1.7%
Master Credit Card Trust Series 2021-1A, Class A, 0.53%, 11/21/2025 (a)	10,000,000	9,661,123
TOTAL ASSET-BACKED SECURITIES (Cost $22,160,000)		22,337,454
U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bills 5.21%, 11/2/2023 (Cost $39,812,462)	40,000,000	39,817,789
U.S. Treasury Notes:
2.88%, 11/30/2023	37,758,300	37,594,582

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/30/2028	$6,746,000	$6,565,755
4.75%, 7/31/2025	12,905,000	12,818,295
TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,906,431)		96,796,421
MORTGAGE-BACKED SECURITIES — 1.9%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 6.88%, 7/15/2035 (a) (b)	2,870,000	2,830,804
BX Commercial Mortgage Trust Series 2019-XL, Class A, 1 mo. USD Term SOFR + 1.03%, 6.37%, 10/15/2036 (a) (b)	1,179,693	1,176,531
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 mo. USD Term SOFR + 1.03%, 6.36%, 5/15/2036 (a) (b)	7,331,760	7,313,554
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,348,337)		11,320,889
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.1%
BPR Trust Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.23%, 4/15/2037 (a) (b)	1,800,000	1,767,346
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 6.35%, 10/15/2036 (a) (b)	2,500,000	2,430,475
Cold Storage Trust:
Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.01%, 6.35%, 11/15/2037 (a) (b)	3,178,991	3,149,183
Series 2020-ICE5, Class B, 1 mo. USD Term SOFR + 1.41%, 6.75%, 11/15/2037 (a) (b)	4,914,953	4,862,938
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,335,086)		12,209,942

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 14.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (d) (e)	82,602,188	82,602,188
TOTAL INVESTMENTS — 97.9% (Cost $573,609,609)		571,177,080
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		12,495,700
NET ASSETS — 100.0%		$583,672,780
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.5% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	199	12/29/2023	$21,144,979	$20,966,516	$(178,463)
2 Yr. U.S. Treasury Note Futures (long)	29	12/29/2023	5,892,211	5,878,617	(13,594)
					$(192,057)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$345,910,186	$—	$345,910,186
Asset-Backed Securities	—	22,337,454	—	22,337,454
U.S. Treasury Obligations	—	96,796,421	—	96,796,421
Mortgage-Backed Securities	—	11,320,889	—	11,320,889
Commercial Mortgage Backed Securities	—	12,209,942	—	12,209,942
Short-Term Investments	82,602,188	—	—	82,602,188
TOTAL INVESTMENTS	$82,602,188	$488,574,892	$—	$571,177,080
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(192,057)	$—	$—	$(192,057)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(192,057)	$—	$—	$(192,057)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,808,408	$49,808,408	$216,869,661	$184,075,881	$—	$—	82,602,188	$82,602,188	$964,172
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 13.4%
AUSTRALIA — 0.3%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2030	$2,530,000	$2,470,646
Glencore Funding LLC 1.63%, 4/27/2026 (a)	1,555,000	1,400,200
Macquarie Group Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (a) (b)	3,570,000	2,698,135
Westpac Banking Corp. 5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	3,405,000	2,522,662
		9,091,643
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	3,070,000	2,303,974
BRAZIL — 0.4%
Banco do Brasil SA Series REGS, 10 yr. CMT + 6.36%, 9.00%, 6/18/2024 (b)	1,100,000	1,103,784
Banco do Estado do Rio Grande do Sul SA Series REGS, VRN, 5 yr. CMT + 4.93%, 5.38%, 1/28/2031 (b)	500,000	455,115
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (b)	1,100,000	1,083,830
BRF SA 4.88%, 1/24/2030	400,000	324,048
Cosan Luxembourg SA 7.50%, 6/27/2030 (a)	600,000	597,384
Cosan Overseas Ltd. 8.25%, 11/5/2023	900,000	897,750
CSN Resources SA 5.88%, 4/8/2032	1,000,000	809,390
Guara Norte Sarl 5.20%, 6/15/2034	795,834	678,074
Itau Unibanco Holding SA Series REGS, VRN, 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (b)	261,000	213,775
MARB BondCo PLC 3.95%, 1/29/2031	900,000	667,206
MC Brazil Downstream Trading Sarl 7.25%, 6/30/2031	579,751	444,982
Minerva Luxembourg SA:
4.38%, 3/18/2031	700,000	542,773
8.88%, 9/13/2033 (a)	1,000,000	993,500
MV24 Capital BV 6.75%, 6/1/2034	924,649	815,781
Security Description	Principal Amount	Value
NBM U.S. Holdings, Inc.:
6.63%, 8/6/2029	$200,000	$182,368
7.00%, 5/14/2026	200,000	198,298
Nexa Resources SA Series REGS, 5.38%, 5/4/2027	500,000	461,825
Petrobras Global Finance BV 6.75%, 6/3/2050	900,000	813,402
Simpar Europe SA 5.20%, 1/26/2031	200,000	161,104
Unigel Luxembourg SA 8.75%, 10/1/2026	400,000	138,684
		11,583,073
CANADA — 0.5%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	78,225
Air Canada 3.88%, 8/15/2026 (a)	550,000	499,345
Bank of Montreal 5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	3,375,000	2,516,434
Bank of Nova Scotia Series MTN, 3.45%, 4/11/2025	4,715,001	4,538,282
Bombardier, Inc. 7.88%, 4/15/2027 (a)	540,000	526,813
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	562,085
6.00%, 6/1/2029 (a)	350,000	286,282
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	550,000	480,573
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	380,000	344,763
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	680,000	578,279
Ontario Gaming GTA LP 8.00%, 8/1/2030 (a)	540,000	538,272
Parkland Corp.:
4.50%, 10/1/2029 (a)	435,000	373,865
4.63%, 5/1/2030 (a)	300,000	256,065
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	325,000	277,797
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	640,000	557,037
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	130,000	84,356
6.50%, 10/15/2027 (a)	95,000	49,236
Tervita Corp. 11.00%, 12/1/2025 (a)	237,000	247,644
Titan Acquisition Ltd./Titan Co.-Borrower LLC 7.75%, 4/15/2026 (a)	410,000	401,714

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Toronto-Dominion Bank Series MTN, 4.69%, 9/15/2027	$2,670,000	$2,565,923
		15,762,990
CAYMAN ISLANDS — 0.0% (c)
Global Aircraft Leasing Co. Ltd. PIK, 6.50%, 9/15/2024 (a)	749,188	713,639
CHILE — 0.1%
Agrosuper SA 4.60%, 1/20/2032	850,000	683,145
CAP SA 3.90%, 4/27/2031 (a)	1,550,000	1,151,960
Chile Electricity PEC SpA 0.00%, 1/25/2028 (a)	900,000	696,897
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	480,640	449,884
Inversiones La Construccion SA 4.75%, 2/7/2032	900,000	710,559
VTR Comunicaciones SpA 5.13%, 1/15/2028	400,000	224,568
		3,917,013
CHINA — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,970,000	1,872,071
COLOMBIA — 0.3%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (a)	1,265,000	896,657
Series REGS, 7.50%, 12/15/2028	220,833	201,963
Banco Davivienda SA VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	403,380
Banco GNB Sudameris SA:
5 yr. CMT + 4.56%, 7.05%, 4/3/2027 (b)	100,000	95,076
5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	122,504
Bancolombia SA VRN, 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (b)	1,700,000	1,467,831
Canacol Energy Ltd. 5.75%, 11/24/2028	800,000	647,088
Ecopetrol SA:
5.88%, 5/28/2045	200,000	131,896
5.88%, 11/2/2051	2,050,000	1,297,445
Empresas Publicas de Medellin ESP Series REGS, 4.25%, 7/18/2029	1,400,000	1,123,010
Security Description	Principal Amount	Value
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	$364,000	$329,267
Geopark Ltd. Series REGS, 5.50%, 1/17/2027	200,000	170,788
Grupo Aval Ltd. 4.38%, 2/4/2030 (a)	300,000	227,535
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	500,000	445,645
		7,560,085
FRANCE — 0.0% (c)
Altice France SA 5.50%, 10/15/2029 (a)	460,000	331,099
GERMANY — 0.0% (c)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	325,000	298,815
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	600,000	554,532
CT Trust 5.13%, 2/3/2032	800,000	628,592
Millicom International Cellular SA:
6.25%, 3/25/2029	360,000	306,407
6.63%, 10/15/2026	540,000	510,073
Series REGS, 5.13%, 1/15/2028	360,000	304,265
		2,303,869
HONG KONG — 0.0% (c)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	259,698
INDIA — 0.2%
Adani Electricity Mumbai Ltd.:
Series REGS, 3.87%, 7/22/2031	800,000	556,498
Series REGS, 3.95%, 2/12/2030	400,000	293,435
Adani International Container Terminal Pvt Ltd. Series REGS, 3.00%, 2/16/2031	732,000	549,903
Adani Ports & Special Economic Zone Ltd.:
3.83%, 2/2/2032	700,000	495,110
4.00%, 7/30/2027	200,000	168,529
4.20%, 8/4/2027	400,000	338,308
Series REGS, 4.38%, 7/3/2029	400,000	319,236
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	600,000	523,595
4.25%, 5/21/2036	570,500	426,837
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	588,000	488,346

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Network i2i Ltd.:
5 yr. CMT + 4.27%, 5.65%, 1/15/2025 (b)	$600,000	$581,988
Series REGS, 5 yr. CMT + 3.39%, 3.98%, 3/3/2026 (b)	200,000	181,838
UPL Corp. Ltd.:
4.50%, 3/8/2028	1,300,000	1,123,328
4.63%, 6/16/2030	200,000	161,600
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	904,260
		7,112,811
INDONESIA — 0.1%
Freeport Indonesia PT:
5.32%, 4/14/2032 (a)	400,000	360,144
6.20%, 4/14/2052	200,000	167,580
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	400,000	391,424
5.45%, 5/15/2030	400,000	372,524
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	1,045,980	929,541
Minejesa Capital BV Series REGS, 5.63%, 8/10/2037	2,200,000	1,680,426
		3,901,639
IRELAND — 0.1%
Avolon Holdings Funding Ltd.:
2.13%, 2/21/2026 (a)	1,895,000	1,696,139
3.25%, 2/15/2027 (a)	970,000	864,056
		2,560,195
ISRAEL — 0.1%
Bank Hapoalim BM 5 yr. CMT + 2.16%, 3.26%, 1/21/2032 (a) (b)	1,400,000	1,193,483
Bank Leumi Le-Israel BM 5 yr. CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	1,200,000	1,071,072
		2,264,555
JAMAICA — 0.0% (c)
Digicel Group Holdings Ltd.:
PIK, 7.00%, 10/16/2023 (a)	643,886	34,126
PIK, 8.00%, 4/1/2025 (a) (d)	647,153	116,721
		150,847
KUWAIT — 0.0% (c)
MEGlobal BV Series REGS, 2.63%, 4/28/2028	700,000	604,153
MEGlobal Canada ULC 5.00%, 5/18/2025	200,000	195,000
		799,153
Security Description	Principal Amount	Value
LUXEMBOURG — 0.0% (c)
Altice Financing SA 5.00%, 1/15/2028 (a)	$240,000	$204,605
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	212,222
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	240,000	213,077
		629,904
MALAYSIA — 0.0% (c)
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	200,000	186,498
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.03%, 6.63%, 1/24/2032 (b)	200,000	157,754
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,400,000	1,253,546
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	1,000,000	824,760
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 yr. CMT + 3.00%, 5.95%, 10/1/2028 (b)	700,000	692,720
BBVA Bancomer SA:
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	400,000	349,740
Series REGS, 5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (b)	1,000,000	858,010
Series REGS, 5 yr. CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	193,150
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	300,080
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,400,000	1,311,632
5 yr. CMT + 5.16%, 9.13%, 3/14/2028 (a) (b)	200,000	208,246
Credito Real SAB de CV SOFOM ER Series REGS, 5 yr. CMT + 7.03%, 9.13%, 11/29/2027 (b) (d)	500,000	5,320
Industrias Penoles SAB de CV 4.15%, 9/12/2029	1,000,000	878,500
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	282,000	63,701
Mexico Generadora de Energia S de Real Series REGS, 5.50%, 12/6/2032	263,124	248,242

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Petroleos Mexicanos 6.75%, 9/21/2047	$700,000	$412,790
Unifin Financiera SAB de CV Series REGS, 5 yr. CMT + 6.31%, Zero Coupon, 1/29/2025 (b) (d)	1,800,000	8,190
		7,766,381
NETHERLANDS — 0.0% (c)
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	452,916
PANAMA — 0.1%
Banco General SA Series REGS, 4.13%, 8/7/2027	200,000	184,936
Banistmo SA 4.25%, 7/31/2027	700,000	624,890
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	450,000	396,342
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	153,478
Global Bank Corp. 3 mo. USD LIBOR + 3.30%, 5.25%, 4/16/2029 (b)	700,000	635,887
Multibank, Inc. 7.75%, 2/3/2028 (a)	300,000	301,269
UEP Penonome II SA:
6.50%, 10/1/2038 (a)	317,646	240,264
Series REGS, 6.50%, 10/1/2038	363,023	274,587
		2,811,653
PARAGUAY — 0.1%
Banco Continental SAECA 2.75%, 12/10/2025	200,000	181,786
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	534,345	371,904
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	332,360
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	675,000	429,948
		1,315,998
PERU — 0.2%
Banco de Credito del Peru SA:
VRN, 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	400,000	367,824
Series REGS, 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,200,000	1,103,472
Security Description	Principal Amount	Value
Banco Internacional del Peru SAA Interbank:
Series REGS, 3 mo. USD LIBOR + 5.76%, 6.63%, 3/19/2029 (b)	$100,000	$98,755
Series REGS, VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,700,000	1,569,202
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	265,883	246,039
Inkia Energy Ltd. Series REGS, 5.88%, 11/9/2027	931,000	892,159
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	225,807	217,267
Petroleos del Peru SA:
4.75%, 6/19/2032	700,000	493,332
5.63%, 6/19/2047	400,000	240,208
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	188,824
		5,417,082
SAUDI ARABIA — 0.0% (c)
EIG Pearl Holdings Sarl 3.55%, 8/31/2036	500,000	406,365
SINGAPORE — 0.2%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	270,808	231,847
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	1,400,000	1,270,873
Oversea-Chinese Banking Corp. Ltd. Series REGS, VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,500,000	1,378,605
Temasek Financial I Ltd. 1.00%, 10/6/2030 (a)	550,000	415,674
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	600,000	532,344
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,400,000	1,259,942
		5,089,285
SOUTH AFRICA — 0.0% (c)
Sasol Financing USA LLC:
4.38%, 9/18/2026	200,000	177,180
5.50%, 3/18/2031	1,000,000	780,590
		957,770

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOUTH KOREA — 0.0% (c)
Shinhan Financial Group Co. Ltd. VRN, 5 yr. CMT + 2.06%, 2.88%, 5/12/2026 (a) (b)	$300,000	$265,659
Woori Bank 4.75%, 4/30/2024	200,000	198,074
		463,733
SPAIN — 0.0% (c)
Grifols SA 4.75%, 10/15/2028 (a)	640,000	547,098
UNITED ARAB EMIRATES — 0.0% (c)
Galaxy Pipeline Assets Bidco Ltd.:
1.75%, 9/30/2027	583,497	538,046
2.16%, 3/31/2034 (a)	177,420	148,098
		686,144
UNITED KINGDOM — 0.0% (c)
eG Global Finance PLC 8.50%, 10/30/2025 (a)	385,000	380,064
UNITED STATES — 10.1%
AbbVie, Inc. 3.85%, 6/15/2024	2,560,000	2,523,110
Academy Ltd. 6.00%, 11/15/2027 (a)	1,155,000	1,088,137
Acuris Finance U.S., Inc./Acuris Finance Sarl 5.00%, 5/1/2028 (a)	675,000	553,763
Acushnet Co. 7.38%, 10/15/2028 (a) (e)	95,000	95,762
AdaptHealth LLC 5.13%, 3/1/2030 (a)	900,000	699,534
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	735,000	705,409
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	2,810,000	1,810,455
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	302,374
Air Lease Corp. 3.25%, 3/1/2025	2,055,000	1,965,279
Air Methods Corp. 8.00%, 5/15/2025 (a)	78,000	455
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,500,000	1,770,600
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/2027 (a)	420,000	391,436
6.75%, 4/15/2028 (a)	580,000	559,451
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	$490,000	$464,726
9.75%, 7/15/2027 (a)	355,000	317,352
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	110,000	76,437
American Airlines, Inc. 7.25%, 2/15/2028 (a)	565,000	540,213
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (a)	1,050,000	976,258
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	125,466
American Express Co. 3.95%, 8/1/2025	2,395,000	2,317,067
American Tower Corp. 3.60%, 1/15/2028	1,715,000	1,557,357
Amgen, Inc.:
5.25%, 3/2/2030	645,000	629,920
5.75%, 3/2/2063	1,040,000	960,388
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	385,132
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	580,000	552,897
Antero Resources Corp. 5.38%, 3/1/2030 (a)	330,000	303,696
APi Group DE, Inc. 4.75%, 10/15/2029 (a)	475,000	417,117
Arrow Electronics, Inc. 3.88%, 1/12/2028	2,177,000	1,988,080
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	625,000	510,869
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	295,000	210,075
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	354,113
AT&T, Inc.:
2.25%, 2/1/2032	3,310,000	2,491,205
2.75%, 6/1/2031	750,000	600,787
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	640,000	534,458
Athene Holding Ltd. 3.95%, 5/25/2051	3,720,000	2,444,896
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	5,130,000	3,749,722
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	555,000	547,125

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	$765,000	$746,043
Bausch & Lomb Escrow Corp. 8.38%, 10/1/2028 (a)	695,000	696,585
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	530,000	301,612
6.13%, 2/1/2027 (a)	185,000	115,806
11.00%, 9/30/2028 (a)	216,000	146,234
14.00%, 10/15/2030 (a)	28,000	16,608
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	545,000	517,281
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	540,000	523,838
Becton Dickinson & Co. 4.69%, 2/13/2028	2,305,000	2,233,084
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	4,135,000	3,013,340
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	235,000	235,783
Boeing Co. 2.95%, 2/1/2030	3,045,000	2,564,499
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	34,847
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	555,000	471,073
BP Capital Markets America, Inc. 4.89%, 9/11/2033	2,745,000	2,576,265
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (a)	750,000	728,632
Broadcom, Inc. 3.42%, 4/15/2033 (a)	3,029,000	2,414,022
Brown & Brown, Inc. 2.38%, 3/15/2031	2,295,000	1,771,166
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	400,000	328,096
5.00%, 3/1/2030 (a)	400,000	356,308
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a)	465,000	394,232
7.00%, 2/15/2030 (a)	25,000	24,313
Callon Petroleum Co. 7.50%, 6/15/2030 (a)	550,000	533,274
Calpine Corp.:
4.50%, 2/15/2028 (a)	610,000	550,110
4.63%, 2/1/2029 (a)	205,000	171,651
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	2,655,000	2,575,854
Carnival Corp.:
5.75%, 3/1/2027 (a)	725,000	655,791
7.00%, 8/15/2029 (a)	360,000	355,208
9.88%, 8/1/2027 (a)	595,000	620,871
Security Description	Principal Amount	Value
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	$140,000	$75,027
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	205,000	168,826
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	380,000	280,201
4.50%, 8/15/2030 (a)	370,000	303,489
4.75%, 3/1/2030 (a)	755,000	634,955
4.75%, 2/1/2032 (a)	375,000	300,023
5.13%, 5/1/2027 (a)	575,000	535,543
Cedar Fair LP 5.25%, 7/15/2029	580,000	503,678
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	560,000	559,614
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 2/1/2032	4,195,000	3,057,652
Cheniere Energy, Inc. 4.63%, 10/15/2028	2,625,000	2,419,147
Chesapeake Energy Corp. 5.88%, 2/1/2029 (a)	645,000	606,719
Chord Energy Corp. 6.38%, 6/1/2026 (a)	520,000	510,172
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	220,057
6.00%, 1/15/2029 (a)	220,000	178,277
Citigroup, Inc. 3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	5,415,000	4,963,551
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	700,000	712,173
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	560,000	546,543
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	174,715
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	145,000	133,374
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	180,000	137,783
9.00%, 9/15/2028 (a)	185,000	183,374
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	580,000	519,564
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	205,000	190,416
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	460,284

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CNX Resources Corp. 6.00%, 1/15/2029 (a)	$605,000	$564,404
Coherent Corp. 5.00%, 12/15/2029 (a)	390,000	338,411
Comcast Corp. 2.94%, 11/1/2056	4,081,000	2,318,947
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	230,000	132,841
CommScope, Inc. 4.75%, 9/1/2029 (a)	470,000	345,981
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	290,000	217,274
Constellation Brands, Inc.:
2.88%, 5/1/2030	2,625,000	2,200,459
3.15%, 8/1/2029	560,000	490,722
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	335,000	254,416
Coty, Inc.:
5.00%, 4/15/2026 (a)	1,035,000	993,983
6.50%, 4/15/2026 (a)	245,000	243,824
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 7/15/2030 (a)	645,000	630,139
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	899,361
Crown Castle, Inc. 4.30%, 2/15/2029	2,770,000	2,552,638
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	277,165
6.50%, 2/1/2029 (a)	445,000	368,780
CSI Compressco LP/CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	385,000	374,944
CSX Corp. 3.35%, 9/15/2049	3,550,000	2,369,483
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	280,000	252,022
CVS Health Corp.:
5.13%, 2/21/2030	540,000	518,605
5.30%, 6/1/2033	1,275,000	1,207,935
5.88%, 6/1/2053	1,305,000	1,208,038
Dana, Inc.:
4.25%, 9/1/2030	95,000	76,212
5.38%, 11/15/2027	125,000	116,053
5.63%, 6/15/2028	300,000	274,503
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	270,000	253,155
Security Description	Principal Amount	Value
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	$320,000	$283,050
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	160,196
5.75%, 12/1/2028 (a)	555,000	426,518
5.88%, 11/15/2024	170,000	158,217
Dollar General Corp.:
3.50%, 4/3/2030	2,740,000	2,335,740
4.25%, 9/20/2024	1,190,000	1,169,544
Dollar Tree, Inc. 4.00%, 5/15/2025	2,313,000	2,238,475
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	400,000	330,680
DTE Energy Co.:
4.22%, 11/1/2024 (f)	1,355,000	1,330,095
4.88%, 6/1/2028	2,665,000	2,573,164
Duke Energy Carolinas LLC 3.55%, 3/15/2052	1,130,000	770,615
Duke Energy Corp. 2.65%, 9/1/2026	4,120,000	3,793,325
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	730,000	629,829
Elevance Health, Inc. 4.10%, 5/15/2032	2,840,000	2,525,016
Embarq Corp. 8.00%, 6/1/2036	225,000	126,851
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	168,748
4.63%, 4/1/2031	455,000	386,827
4.75%, 2/1/2030	60,000	52,994
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 6.13%, 4/1/2029 (a) (d)	170,000	124,595
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	235,000	221,349
Energy Transfer LP:
4.75%, 1/15/2026	1,185,000	1,153,017
5.00%, 5/15/2044	1,540,000	1,201,400
Entergy Louisiana LLC 4.75%, 9/15/2052	830,000	678,533
EQM Midstream Partners LP:
4.75%, 1/15/2031 (a)	395,000	340,000
6.50%, 7/1/2027 (a)	540,000	527,542
Equinix, Inc.:
2.95%, 9/15/2051	2,561,000	1,456,236
3.90%, 4/15/2032	1,455,000	1,242,730
Essential Utilities, Inc. 3.35%, 4/15/2050	3,950,000	2,458,796
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	580,000	499,241
Exelon Corp.:
4.10%, 3/15/2052	575,000	414,489
5.15%, 3/15/2028	1,595,000	1,565,461

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Expedia Group, Inc.:
3.80%, 2/15/2028	$3,360,000	$3,067,646
5.00%, 2/15/2026	1,930,000	1,890,802
Exxon Mobil Corp. 2.99%, 3/19/2025	1,490,000	1,438,908
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	430,000	403,112
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	445,000	362,577
Ford Motor Co. 3.25%, 2/12/2032	1,275,000	980,577
Ford Motor Credit Co. LLC:
3.63%, 6/17/2031	545,000	437,313
4.95%, 5/28/2027	400,000	375,472
6.95%, 3/6/2026	1,000,000	997,510
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	580,000	566,254
Fortress Transportation & Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	465,000	422,015
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	100,000	91,749
4.63%, 8/1/2030	300,000	270,267
5.25%, 9/1/2029	700,000	661,227
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	213,680
5.88%, 10/15/2027 (a)	125,000	113,610
5.88%, 11/1/2029	225,000	164,369
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	185,000	161,923
Gap, Inc. 3.88%, 10/1/2031 (a)	395,000	277,476
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,385,000	1,148,525
3.10%, 1/12/2032	630,000	487,494
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	2,318,000	2,245,910
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.43%, 6.80%, 5/15/2026 (b)	5,065,000	5,091,389
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	470,000	385,931
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	210,000	162,311
Griffon Corp. 5.75%, 3/1/2028	430,000	390,096
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	285,000	247,109
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	2,150,000	1,914,596
Security Description	Principal Amount	Value
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	$175,000	$175,193
Halliburton Co. 4.85%, 11/15/2035	1,015,000	912,485
HCA, Inc.:
4.13%, 6/15/2029	1,270,000	1,148,080
5.13%, 6/15/2039	1,290,000	1,112,715
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl 4.63%, 5/1/2028 (a)	575,000	497,300
Hertz Corp. 5.00%, 12/1/2029 (a)	125,000	97,998
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	750,000	635,392
5.13%, 6/15/2028 (a)	365,000	336,114
5.50%, 10/15/2030 (a)	310,000	281,623
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	1,005,000	1,003,945
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	290,000	72,494
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	270,648
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	540,000	505,915
Host Hotels & Resorts LP Series I, 3.50%, 9/15/2030	3,077,000	2,562,679
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	447,849
Hyundai Capital America 5.68%, 6/26/2028 (a)	1,845,000	1,803,469
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	338,638
iHeartCommunications, Inc. 8.38%, 5/1/2027	75,000	53,766
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	410,000	388,717
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	400,513
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	3,430,000	2,496,457
Iron Mountain, Inc.:
7.00%, 2/15/2029 (a)	470,000	458,175
REIT, 4.50%, 2/15/2031 (a)	580,000	476,847
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	2,620,000	2,481,847

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 2/2/2029	$700,000	$588,126
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	590,000	520,439
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	3,190,000	2,515,825
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	3,070,000	2,448,448
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	1,275,000	1,229,189
Kinder Morgan, Inc. 5.20%, 6/1/2033	2,595,000	2,399,830
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	348,755
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	310,000	266,606
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	334,193
Level 3 Financing, Inc. 10.50%, 5/15/2030 (a)	420,000	422,482
LFS Topco LLC 5.88%, 10/15/2026 (a)	345,000	295,862
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	145,000	101,472
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	505,000	494,723
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	140,000	92,417
Lowe's Cos., Inc. 4.40%, 9/8/2025	3,075,000	3,006,335
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	350,000	316,939
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	155,000	99,925
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	329,073
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	265,000	231,788
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	570,000	491,403
5.88%, 6/30/2029 (a)	220,000	177,065
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	3,005,000	2,416,320
Marvell Technology, Inc. 1.65%, 4/15/2026	2,000,000	1,807,440
Security Description	Principal Amount	Value
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	$3,030,000	$1,945,836
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	714,201
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	365,000	333,146
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	565,000	490,363
Medline Borrower LP 5.25%, 10/1/2029 (a)	795,000	687,262
Merck & Co., Inc. 4.50%, 5/17/2033	805,000	753,158
Meta Platforms, Inc. 5.60%, 5/15/2053	2,525,000	2,391,427
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	410,000	345,614
MetLife, Inc. 5.25%, 1/15/2054	2,755,000	2,455,063
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	360,000	287,474
7.88%, 5/1/2029 (a)	200,000	131,124
Microsoft Corp. 2.92%, 3/17/2052	1,790,000	1,174,455
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	555,000	472,660
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	565,000	405,410
Monongahela Power Co. 5.40%, 12/15/2043 (a)	1,425,000	1,259,073
Morgan Stanley SOFR + 1.36%, 2.48%, 9/16/2036 (b)	6,835,000	4,994,745
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	90,000	87,157
MPLX LP 1.75%, 3/1/2026	1,105,000	1,001,948
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	256,945
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	305,000	293,764
National Rural Utilities Cooperative Finance Corp. 4.80%, 3/15/2028	450,000	438,921
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	397,882
Navient Corp. 5.00%, 3/15/2027	285,000	256,181
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	395,000	365,592
8.38%, 2/1/2028 (a)	275,000	278,999
NetApp, Inc. 1.88%, 6/22/2025	2,035,000	1,902,318

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
News Corp. 5.13%, 2/15/2032 (a)	$155,000	$135,431
NextEra Energy Capital Holdings, Inc. 4.26%, 9/1/2024	1,135,000	1,116,670
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	465,000	459,666
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 4/15/2026	110,000	105,472
Novelis Corp. 4.75%, 1/30/2030 (a)	455,000	394,185
NRG Energy, Inc. 3.63%, 2/15/2031 (a)	785,000	595,470
NuStar Logistics LP 6.00%, 6/1/2026	550,000	534,369
Occidental Petroleum Corp. 6.63%, 9/1/2030	1,125,000	1,139,850
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	400,000	325,892
6.25%, 10/1/2029 (a)	200,000	157,410
Omnicom Group, Inc. 2.45%, 4/30/2030	2,935,000	2,366,490
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	209,308
7.13%, 3/15/2026	324,000	316,820
Oracle Corp.:
3.60%, 4/1/2050	2,935,000	1,896,920
3.80%, 11/15/2037	305,000	232,322
6.25%, 11/9/2032	165,000	166,942
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13%, 4/30/2031 (a)	770,000	617,486
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	530,000	470,449
Pacific Gas & Electric Co. 2.50%, 2/1/2031	1,560,000	1,184,602
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	488,180
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 5/15/2029 (a)	850,000	722,755
Parker-Hannifin Corp. 4.25%, 9/15/2027	655,000	625,394
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	240,000	226,164
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	100,000	54,247
Security Description	Principal Amount	Value
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a)	$210,000	$170,482
5.63%, 1/15/2027 (a)	185,000	173,981
PennyMac Financial Services, Inc. 4.25%, 2/15/2029 (a)	635,000	513,220
Penske Truck Leasing Co. LP/PTL Finance Corp.:
4.20%, 4/1/2027 (a)	1,220,000	1,136,271
4.40%, 7/1/2027 (a)	175,000	163,875
PepsiCo, Inc. 3.60%, 2/18/2028	750,000	708,832
Performance Food Group, Inc. 4.25%, 8/1/2029 (a)	380,000	328,195
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	560,000	552,406
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	625,000	547,750
7.75%, 2/15/2029 (a)	1,000,000	932,240
Philip Morris International, Inc. 5.50%, 9/7/2030	2,870,000	2,789,669
Phillips 66 Co. 4.95%, 12/1/2027	910,000	890,308
Pike Corp. 5.50%, 9/1/2028 (a)	560,000	491,148
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	90,000	77,088
5.50%, 12/15/2029 (a)	140,000	126,874
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	260,000	199,922
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	203,722
Qorvo, Inc. 1.75%, 12/15/2024 (a)	950,000	894,805
Quanta Services, Inc. 2.35%, 1/15/2032	3,190,000	2,402,899
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	120,000	90,942
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	150,000	60,483
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25%, 4/15/2030 (a)	290,000	201,243
Realty Income Corp. 5.05%, 1/13/2026	1,360,000	1,341,042
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	195,000	189,189

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	$555,000	$480,280
Royal Caribbean Cruises Ltd.:
5.50%, 8/31/2026 (a)	420,000	396,350
7.25%, 1/15/2030 (a)	70,000	69,382
Royalty Pharma PLC 3.30%, 9/2/2040	3,620,000	2,369,290
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	190,000	139,623
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	575,000	501,337
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,670,000	1,619,800
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	2,825,000	2,451,846
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	555,000	478,948
Scotts Miracle-Gro Co. 4.50%, 10/15/2029	380,000	310,692
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	170,000	127,935
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	605,000	606,367
Select Medical Corp. 6.25%, 8/15/2026 (a)	490,000	478,750
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	1,025,000	906,920
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a) (e)	115,000	115,282
SK Invictus Intermediate II Sarl 5.00%, 10/30/2029 (a)	195,000	156,259
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	2,440,000	2,255,316
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	425,848
Southern Co.:
Series 21-A, VRN, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	200,000	174,580
Series A, 3.70%, 4/30/2030	2,890,000	2,555,887
Southwestern Energy Co.:
4.75%, 2/1/2032	430,000	368,884
5.38%, 2/1/2029	410,000	377,393
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	670,000	605,432
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	315,000	272,412
6.13%, 7/1/2029 (a)	285,000	242,965
Security Description	Principal Amount	Value
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	$680,000	$563,217
Staples, Inc.:
7.50%, 4/15/2026 (a)	275,000	226,207
10.75%, 4/15/2027 (a)	145,000	84,898
Station Casinos LLC 4.63%, 12/1/2031 (a)	295,000	237,596
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	630,000	525,653
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	510,000	432,511
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	150,000	131,595
6.00%, 4/15/2027	170,000	164,635
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	165,000	105,554
Sysco Corp. 3.25%, 7/15/2027	1,330,000	1,221,100
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	215,850
6.13%, 6/15/2030	450,000	422,717
6.25%, 2/1/2027	245,000	236,979
T-Mobile USA, Inc. 2.25%, 2/15/2026	4,175,000	3,845,634
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	149,067
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	445,000	418,496
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	488,030
6.25%, 3/15/2026 (a)	450,000	443,840
6.88%, 12/15/2030 (a)	915,000	896,627
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	555,000	545,887
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	355,000	370,567
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	220,000	179,993
Truist Financial Corp. Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	1,100,000	1,032,779
U.S. Foods, Inc.:
4.75%, 2/15/2029 (a)	515,000	460,353
7.25%, 1/15/2032 (a)	1,090,000	1,088,899
United Airlines, Inc. 4.63%, 4/15/2029 (a)	745,000	640,946
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	325,000	247,881
UnitedHealth Group, Inc. 4.25%, 1/15/2029	5,225,000	4,968,714

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	$140,000	$137,211
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	325,000	264,492
7.38%, 6/30/2030 (a)	125,000	114,301
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	142,080
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	371,351
8.38%, 6/1/2031 (a)	245,000	241,533
Veralto Corp. 5.35%, 9/18/2028 (a)	1,355,000	1,339,268
Verizon Communications, Inc. 1.75%, 1/20/2031	3,299,000	2,485,434
Viatris, Inc. 1.65%, 6/22/2025	800,000	738,800
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	335,000	242,791
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	797,939
9.13%, 7/15/2031 (a)	510,000	510,831
Virtusa Corp. 7.13%, 12/15/2028 (a)	130,000	104,997
Vistra Operations Co. LLC 7.75%, 10/15/2031 (a)	845,000	832,469
VT Topco, Inc. 8.50%, 8/15/2030 (a)	535,000	529,693
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	555,000	518,120
Weatherford International Ltd.:
6.50%, 9/15/2028 (a)	385,000	385,019
8.63%, 4/30/2030 (a)	440,000	442,812
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	2,805,000	2,564,640
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	1,020,000	973,121
Welltower OP LLC 2.05%, 1/15/2029	3,100,000	2,558,895
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	100,000	33,495
Williams Cos., Inc. 3.75%, 6/15/2027	1,081,000	1,005,633
Workday, Inc. 3.70%, 4/1/2029	2,850,000	2,584,636
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	600,000	483,948
WRKCo, Inc. 3.75%, 3/15/2025	2,310,000	2,242,456
Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	$585,000	$525,213
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	956,126
6.38%, 8/15/2025 (a)	265,000	260,177
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	669,412
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	375,000	336,653
		313,332,981
VIETNAM — 0.0% (c)
Mong Duong Finance Holdings BV Series REGS, 5.13%, 5/7/2029	250,000	226,602
TOTAL CORPORATE BONDS & NOTES (Cost $460,557,574)		413,457,643
ASSET-BACKED SECURITIES — 13.0%
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 5.73%, 7/25/2036 (b)	8,448,436	2,090,129
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.39%, 5.71%, 2/25/2037 (b)	2,783,069	1,150,416
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 1.51%, 6.85%, 12/18/2037 (a) (b)	3,000,000	2,893,302
Affirm Asset Securitization Trust:
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	3,000,000	2,936,017
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	1,750,000	1,736,561
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	5,250,000	5,254,932
AIMCO CLO 11 Ltd. Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.39%, 6.70%, 10/17/2034 (a) (b)	2,000,000	1,987,580
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	5,000,000	4,821,114

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Allegro CLO II-S Ltd. Series 2014-1RA, Class A1, 3 mo. USD Term SOFR + 1.34%, 6.68%, 10/21/2028 (a) (b)	$265,873	$265,447
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.87%, 5/25/2034 (f)	4,804,032	3,315,123
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,580,524
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,556,621
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,698,791
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	10,903,968
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,210,112
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 6.78%, 10/15/2034 (a) (b)	2,000,000	1,982,200
AREIT Trust Series 2021-CRE5, Class B, 1 mo. USD Term SOFR + 1.93%, 7.27%, 11/17/2038 (a) (b)	300,000	288,798
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 5.61%, 7/25/2036 (b)	17,566,922	4,502,166
Bain Capital Credit CLO Ltd.:
Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.22%, 6.57%, 4/23/2031 (a) (b)	496,719	494,633
Series 2019-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.36%, 8.70%, 10/21/2034 (a) (b)	1,000,000	943,748
Series 2020-5A, Class D, ABS, 3 mo. USD Term SOFR + 3.81%, 9.14%, 1/20/2032 (a) (b)	2,500,000	2,450,292
Series 2021-6A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.75%, 10/21/2034 (a) (b)	3,000,000	2,963,100
Security Description	Principal Amount	Value
Series 2022-3A, Class D, 3 mo. USD Term SOFR + 3.70%, 9.01%, 7/17/2035 (a) (b)	$1,000,000	$948,741
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 8.62%, 7/24/2036 (a) (b)	2,000,000	2,011,222
Blackbird Capital Aircraft Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	4,219,543	3,523,318
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.00%, 10/25/2036 (b)	16,475,092	11,256,697
BSPRT Issuer Ltd. Series 2021-FL6, Class A, ABS, 1 mo. USD Term SOFR + 1.21%, 6.55%, 3/15/2036 (a) (b)	580,000	572,227
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 8.57%, 7/15/2030 (a) (b)	1,000,000	964,047
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 8.67%, 4/15/2034 (a) (b)	2,000,000	1,911,606
Carlyle U.S. CLO Ltd.:
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 6.26%, 11.57%, 4/15/2034 (a) (b)	1,000,000	937,563
Series 2022-2A, Class A2, 3 mo. USD Term SOFR + 2.00%, 7.33%, 4/20/2035 (a) (b)	2,000,000	1,984,236
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 7.94%, 10/15/2036 (a) (b)	3,000,000	3,001,401
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 8.34%, 10/15/2036 (a) (b)	2,000,000	1,998,652
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 8.11%, 10/25/2031 (a) (b)	1,000,000	979,362
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 8.22%, 1/20/2035 (a) (b)	2,550,000	2,471,205

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 9.12%, 7/16/2030 (a) (b)	$1,000,000	$983,400
Series 2021-1A, Class E, ABS, 3 mo. USD Term SOFR + 6.26%, 11.61%, 4/25/2033 (a) (b)	500,000	472,294
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 7.22%, 10/15/2034 (a) (b)	1,000,000	979,200
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 7.33%, 4/21/2035 (a) (b)	2,000,000	1,966,200
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	5,000,000	4,402,220
DataBank Issuer Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,657,385
Drive Auto Receivables Trust Series 2021-3, Class C, 1.47%, 1/15/2027	4,000,000	3,873,414
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 6.97%, 1/15/2031 (a) (b)	1,626,877	1,591,574
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.92%, 7/15/2035 (a) (b)	1,500,000	1,410,037
Elmwood CLO VIII Ltd. Series 2021-1A, Class D1, ABS, 3 mo. USD Term SOFR + 3.26%, 8.59%, 1/20/2034 (a) (b)	1,500,000	1,465,266
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	1,000,000	951,862
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,365,397
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 8.47%, 7/15/2030 (a) (b)	1,000,000	965,700
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 5.71%, 3/25/2037 (b)	8,844,008	4,524,595
Security Description	Principal Amount	Value
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	$2,000,000	$1,810,359
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,820,936
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,597,627
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,174,631
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	2,265,961	2,233,323
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 6.67%, 5/16/2038 (a) (b)	1,966,844	1,932,999
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (f)	1,075,934	967,313
Galaxy XXII CLO Ltd. Series 2016-22A, Class CRR, 3 mo. USD Term SOFR + 2.41%, 7.72%, 4/16/2034 (a) (b)	500,000	488,100
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.57%, 7/15/2031 (a) (b)	2,100,000	1,996,789
GLS Auto Receivables Issuer Trust Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	3,475,085	3,398,370
Goldentree Loan Management U.S. CLO Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 9.74%, 10/20/2036 (a) (b)	1,000,000	995,007
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	2,247,023
Greystone CRE Notes Ltd. Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 7.10%, 7/15/2039 (a) (b)	2,925,000	2,779,897
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,133,901	824,569

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 6.03%, 3/25/2037 (b)	$5,731,483	$2,186,911
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,615,000	1,442,429
Hayfin Kingsland X Ltd. Series 2019-1A, Class B1R, ABS, 3 mo. USD Term SOFR + 2.11%, 7.48%, 4/28/2031 (a) (b)	2,000,000	1,987,214
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 8.07%, 7/15/2036 (a) (b)	1,000,000	1,000,258
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 8.57%, 7/15/2036 (a) (b)	1,000,000	999,079
Jamestown CLO XII Ltd. Series 2019-1A, Class A2, ABS, 3 mo. USD Term SOFR + 2.41%, 7.74%, 4/20/2032 (a) (b)	1,000,000	997,600
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,025,815	1,825,888
Katayma CLO I Ltd. Series 2023-1A, Class DL, 3 mo. USD Term SOFR - 5.25%, 0.00%, 10/20/2036 (a) (b) (e)	5,000,000	5,000,000
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.90%, 11/15/2038 (a) (b)	2,864,000	2,832,270
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.44%, 4/20/2031 (a) (b)	1,435,000	1,374,730
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	2,485,645	2,410,184
LendingPoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	2,800,785	2,747,275
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.58%, 4/19/2033 (a) (b)	1,000,000	974,673
Madison Park Funding XVII Ltd. Series 2015-17A, Class DR, 3 mo. USD Term SOFR + 3.86%, 9.20%, 7/21/2030 (a) (b)	1,000,000	988,000
Security Description	Principal Amount	Value
Magnetite XXIX Ltd. Series 2021-29A, Class E, ABS, 3 mo. USD Term SOFR + 6.01%, 11.32%, 1/15/2034 (a) (b)	$500,000	$485,484
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 11.57%, 7/15/2034 (a) (b)	500,000	480,496
Marble Point CLO XI Ltd. Series 2017-2A, Class B, 3 mo. USD Term SOFR + 1.76%, 7.07%, 12/18/2030 (a) (b)	3,500,000	3,438,400
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 5.63%, 7/25/2037 (b)	3,787,818	735,486
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 5.73%, 7/25/2037 (b)	5,242,552	1,020,031
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.49%, 3/25/2037 (b)	32,556,394	8,511,181
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	4,000,000	3,876,268
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 6.53%, 10/16/2036 (a) (b)	1,630,000	1,602,786
MKS CLO Ltd. Series 2017-1A, Class AR, 3 mo. USD Term SOFR + 1.26%, 6.59%, 7/20/2030 (a) (b)	410,691	408,761
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	170,519	159,048
MP CLO III Ltd. Series 2013-1A, Class CR, 3 mo. USD Term SOFR + 2.26%, 7.59%, 10/20/2030 (a) (b)	1,000,000	965,100
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	618,275	557,015
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	1,030,459	919,117

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 8.32%, 4/16/2033 (a) (b)	$1,500,000	$1,453,357
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 mo. USD Term SOFR + 3.10%, 8.41%, 4/14/2035 (a) (b)	500,000	476,850
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 9.01%, 10/13/2031 (a) (b)	1,000,000	852,737
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 8.52%, 7/15/2030 (a) (b)	500,000	465,800
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.56%, 8.89%, 3/17/2030 (a) (b)	1,000,000	928,694
Octagon Investment Partners 31 Ltd. Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.66%, 8.99%, 7/20/2030 (a) (b)	1,000,000	978,533
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.94%, 1/20/2035 (a) (b)	500,000	461,250
Octagon Investment Partners 49 Ltd. Series 2020-5A, Class D, ABS, 3 mo. USD Term SOFR + 3.66%, 8.97%, 1/15/2033 (a) (b)	3,200,000	3,072,000
Octagon Investment Partners 51 Ltd.:
Series 2021-1A, Class A, ABS, 3 mo. USD Term SOFR + 1.41%, 6.74%, 7/20/2034 (a) (b)	1,385,000	1,371,150
Series 2021-1A, Class C, 3 mo. USD Term SOFR + 2.21%, 7.54%, 7/20/2034 (a) (b)	500,000	481,700
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R3, 3 mo. USD Term SOFR + 1.66%, 7.03%, 2/14/2031 (a) (b)	500,000	488,750
Security Description	Principal Amount	Value
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03%, 10/15/2029 (a)	$4,049,855	$3,965,685
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	4,499,405	4,250,891
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	1,480,900	1,486,469
Series 2023-3, Class A, 7.60%, 12/16/2030 (a)	5,092,544	5,116,109
PAGAYA AI Debt Trust Series 2022-2, Class A, 4.97%, 1/15/2030 (a)	1,443,839	1,427,472
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 2.36%, 7.69%, 10/20/2031 (a) (b)	4,000,000	3,881,600
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 Month USD LIBOR + 3.00%, 8.43%, 3/25/2026 (a) (b)	1,300,000	1,266,133
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 8.82%, 7/15/2031 (a) (b)	500,000	460,289
PRET LLC:
Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (f)	3,807,233	3,578,135
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (f)	12,220,453	11,809,524
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,965,491	7,032,438
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,695,356	2,542,084
Series 2023-SFR2, Class A, 4.50%, 10/17/2028 (a) (e)	9,400,000	8,821,496
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 7.72%, 10/15/2030 (a) (b)	2,250,000	2,202,075
Ready Capital Mortgage Financing LLC Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.34%, 7.65%, 5/25/2038 (a) (b)	1,742,911	1,742,904

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.75%, 4/20/2034 (a) (b)	$850,000	$844,900
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.74%, 1/20/2035 (a) (b)	4,500,000	4,452,300
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (f)	8,664,451	3,605,497
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,025,051	867,387
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.20%, 5.52%, 5/25/2037 (b)	3,474,128	2,047,337
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.31%, 5.63%, 5/25/2037 (b)	24,141,168	14,240,541
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.29%, 5.61%, 5/25/2037 (b)	33,627,072	25,239,448
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 8.59%, 7/15/2030 (a) (b)	1,080,000	1,014,876
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,747,684	1,472,179
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 6.68%, 1/26/2031 (a) (b)	489,742	487,294
Sound Point CLO Ltd.:
Series 2023-36A, Class B, 3 mo. USD Term SOFR + 2.85%, 8.27%, 7/26/2036 (a) (b)	1,000,000	1,004,700
Series 2023-36A, Class C, 3 mo. USD Term SOFR + 3.40%, 8.82%, 7/26/2036 (a) (b)	500,000	502,600
Security Description	Principal Amount	Value
Sound Point CLO XII Ltd. Series 2016-2A, Class DR, ABS, 3 mo. USD Term SOFR + 4.11%, 9.44%, 10/20/2028 (a) (b)	$1,000,000	$1,000,888
Sound Point CLO XIV Ltd. Series 2016-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.91%, 9.26%, 1/23/2029 (a) (b)	1,000,000	998,516
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 7.56%, 7/26/2031 (a) (b)	500,000	479,450
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 12.04%, 7/15/2034 (a) (b)	1,000,000	823,584
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 8.94%, 7/20/2034 (a) (b)	500,000	459,541
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 9.26%, 1/25/2032 (a) (b)	4,000,000	3,824,032
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 8.65%, 4/25/2035 (a) (b)	700,000	622,510
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	451,105	399,810
Steele Creek CLO Ltd. Series 2017-1A, Class A, 3 mo. USD Term SOFR + 1.51%, 6.82%, 10/15/2030 (a) (b)	937,668	933,917
Stratus CLO Ltd. Series 2021-1A, Class C, 3 mo. USD Term SOFR + 2.01%, 7.34%, 12/29/2029 (a) (b)	1,000,000	970,300
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 5.77%, 12/25/2036 (b)	603,550	581,933
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,212,295	924,729
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,502,714	1,968,586

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Tesla Auto Lease Trust Series 2021-B, Class B, 0.91%, 9/22/2025 (a)	$3,250,000	$3,113,110
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	4,015,651	4,028,855
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 6.72%, 4/15/2035 (a) (b)	2,150,000	2,122,695
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,950,017	3,268,472
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,580,000	1,291,205
Tricon Residential Trust Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	10,000,000	9,610,345
Trimaran Cavu Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 9.35%, 1/18/2035 (a) (b)	1,500,000	1,458,232
TRTX Issuer Ltd. Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 6.65%, 3/15/2038 (a) (b)	1,064,934	1,040,622
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	1,191,207	1,150,994
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (a)	797,840	791,441
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	6,500,000	6,222,706
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	3,126,087	3,100,574
Valley Stream Park CLO Ltd. Series 2022-1A, Class DR, 3 mo. USD Term SOFR - 4.15%, 0.00%, 10/20/2034 (a) (b) (e)	500,000	500,000
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	3,403,123	3,307,714
Venture 39 CLO Ltd. Series 2020-39A, Class D, ABS, 3 mo. USD Term SOFR + 4.51%, 9.82%, 4/15/2033 (a) (b)	1,750,000	1,728,825
Security Description	Principal Amount	Value
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 2.12%, 3/27/2051 (a) (f)	$1,186,732	$1,122,997
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 7.47%, 10/15/2030 (a) (b)	1,000,000	961,700
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 7.67%, 4/17/2030 (a) (b)	1,000,000	983,000
Series 2017-3A, Class A2AR, 3 mo. USD Term SOFR + 1.81%, 7.14%, 4/20/2034 (a) (b)	1,005,000	977,664
Series 2017-3A, Class CR, ABS, 3 mo. USD Term SOFR + 3.41%, 8.74%, 4/20/2034 (a) (b)	1,000,000	941,306
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.33%, 5.65%, 2/25/2037 (b)	13,046,293	3,864,083
Wellfleet CLO Ltd.:
Series 2017-3A, Class A2, 3 mo. USD Term SOFR + 1.76%, 7.07%, 1/17/2031 (a) (b)	1,700,000	1,655,436
Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 7.87%, 7/15/2034 (a) (b)	1,550,000	1,495,280
Wellfleet CLO X Ltd. Series 2019-XA, Class A2R, 3 mo. USD Term SOFR + 2.01%, 7.34%, 7/20/2032 (a) (b)	3,500,000	3,414,838
Wind River CLO Ltd. Series 2016-2A, Class BR, 3 mo. USD Term SOFR + 2.06%, 7.43%, 11/1/2031 (a) (b)	3,000,000	2,974,800
TOTAL ASSET-BACKED SECURITIES (Cost $430,416,527)		402,894,896
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
CHILE — 0.0% (c)
Chile Government International Bonds:
3.10%, 5/7/2041	200,000	136,078
3.10%, 1/22/2061	300,000	170,625
3.50%, 1/25/2050	500,000	333,570
		640,273

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
COLOMBIA — 0.1%
Colombia Government International Bonds:
4.13%, 5/15/2051	$1,700,000	$944,350
5.00%, 6/15/2045	900,000	589,716
		1,534,066
DOMINICAN REPUBLIC — 0.0% (c)
Dominican Republic International Bonds 8.63%, 4/20/2027	350,000	361,382
INDONESIA — 0.0% (c)
Indonesia Government International Bonds 3.70%, 10/30/2049	300,000	210,066
MEXICO — 0.1%
Mexico Government International Bonds:
2.66%, 5/24/2031	1,000,000	790,180
6.34%, 5/4/2053	2,000,000	1,824,160
		2,614,340
PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025	500,000	464,200
Panama Government International Bonds:
2.25%, 9/29/2032	200,000	144,722
3.87%, 7/23/2060	1,000,000	577,320
4.30%, 4/29/2053	400,000	261,140
4.50%, 4/1/2056	400,000	263,648
		1,711,030
PERU — 0.0% (c)
Corp. Financiera de Desarrollo SA Series REGS, 3 mo. USD LIBOR - 5.61%, 5.25%, 7/15/2029 (b)	1,000,000	973,050
PHILIPPINES — 0.0% (c)
Philippines Government International Bonds 2.95%, 5/5/2045	600,000	383,142
SAUDI ARABIA — 0.0% (c)
Saudi Government International Bonds Series REGS, 2.25%, 2/2/2033	1,000,000	765,676
Security Description	Principal Amount	Value
SOUTH AFRICA — 0.0% (c)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	$650,000	$561,360
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $12,970,183)		9,754,385
	Shares
COMMON STOCKS — 0.0% (c)
UNITED KINGDOM — 0.0% (c)
Avation Capital SA (g)	4,550	2,777
UNITED STATES — 0.0% (c)
Bright Bidco BV (g) (h)	710	461
Phoenix Services International LLC (g) (h) (i)	7,665	41,008
		41,469
TOTAL COMMON STOCKS (Cost $38,997)		44,246
	Principal Amount
SENIOR FLOATING RATE LOANS — 2.0%
ADVERTISING SERVICES — 0.0% (c)
CMG Media Corp., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.99%, 12/17/2026 (b)	$150,372	138,216
AEROSPACE & DEFENSE — 0.0% (c)
Dynasty Acquisition Co., Inc.:
Senior Secured 2023 Term Loan B1, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/24/2028 (b)	240,896	240,696
Senior Secured 2023 Term Loan B2, 1 mo. USD Term SOFR + 4.00%, 9.32%, 8/24/2028 (b)	103,358	103,272
Spirit Aerosystems, Inc., Senior Secured 2022 Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.62%, 1/15/2027 (b)	79,400	79,380

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
TransDigm, Inc., Senior Secured 2023 Term Loan I, 3 mo. USD Term SOFR + 3.25%, 8.64%, 8/24/2028 (b)	$393,025	$393,670
		817,018
AIR FREIGHT & LOGISTICS — 0.0% (c)
Worldwide Express Operations LLC, Senior Secured 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.65%, 7/26/2028 (b)	62,459	61,606
AUTOMOBILE COMPONENTS — 0.0% (c)
Clarios Global LP, Senior Secured 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.07%, 5/6/2030 (b)	280,000	279,870
DexKo Global, Inc., Senior Secured 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 10/4/2028 (b)	149,559	146,287
		426,157
BEVERAGES — 0.0% (c)
Triton Water Holdings, Inc., Senior Secured Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.65%, 3/31/2028 (b)	399,901	390,569
BROADCAST SERV/PROGRAM — 0.0% (c)
EW Scripps Co., Senior Secured2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 7.99%, 5/1/2026 (b)	322,852	318,950
BROADLINE RETAIL — 0.0% (c)
Harbor Freight Tools USA, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 10/19/2027 (b)	154,603	153,663
BUILDING MATERIALS — 0.0% (c)
Quikrete Holdings, Inc., Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 3/19/2029 (b)	144,633	144,831
Security Description	Principal Amount	Value
Tamko Building Products LLC, Senior Secured 2023 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.90%, 9/20/2030 (b)	$140,000	$139,563
		284,394
BUILDING PRODUCTS — 0.0% (c)
Chamberlain Group, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 11/3/2028 (b)	200,000	197,297
Cornerstone Building Brands, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (b)	129,668	126,873
		324,170
CHEMICALS — 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Senior Secured 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.50%, 7.89%, 12/20/2029 (b)	133,428	133,824
Hexion Holdings Corp., Senior Secured 2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 10.03%, 3/15/2029 (b)	64,836	61,801
Illuminate Buyer LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 6/30/2027 (b)	698,013	697,189
Ineos U.S. Finance LLC, 2023 USD Term Loan BSenior Secured , 1 mo. USD Term SOFR + 3.50%, 8.82%, 2/18/2030 (b)	319,200	317,205
Nouryon Finance BV, Senior Secured 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 4/3/2028 (b)	229,425	227,035
Olympus Water U.S. Holding Corp., Senior Secured 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 11/9/2028 (b)	261,335	258,255
PMHC II, Inc., Senior Secured 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.70%, 4/23/2029 (b)	123,750	117,126

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Polar U.S. Borrower LLC, Senior Secured 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.15%, 10/15/2025 (b)	$154,390	$124,767
PQ Corp., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.97%, 6/9/2028 (b)	291,770	291,261
Vantage Specialty Chemicals, Inc., Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.08%, 10/26/2026 (b)	24,813	24,372
		2,252,835
COMMERCIAL SERVICES — 0.1%
AlixPartners LLP, Senior Secured 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 2/4/2028 (b)	354,094	354,271
Allied Universal Holdco LLC, Senior Secured 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 5/12/2028 (b)	404,905	391,767
APX Group, Inc., Senior Secured 2021 Term Loan B, 3 U.S. (Fed) Prime Rate + 3.25%, 11.75%, 7/10/2028 (b)	277,195	277,502
CoreLogic, Inc., Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/2/2028 (b)	348,794	323,578
EAB Global, Inc., Senior Secured 2021 Term Loan, 3 mo. USD LIBOR + 3.50%, 8.87%, 8/16/2028 (b)	250,066	248,659
GTCR W Merger Sub LLC, Senior Secured USD Term Loan B, 9/20/2030 (b)	235,000	235,086
Mavis Tire Express Services Corp., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 5/4/2028 (b)	359,729	359,279
OMNIA Partners LLC, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.60%, 7/25/2030 (b)	132,548	132,866
Security Description	Principal Amount	Value
PECF USS Intermediate Holding III Corp., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.57%, 12/15/2028 (b)	$149,938	$120,915
Spin Holdco, Inc., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.66%, 3/4/2028 (b)	245,325	212,993
Verscend Holding Corp., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 8/27/2025 (b)	412,340	412,967
Viad Corp., Senior Secured Initial Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.80%, 7/30/2028 (b)	211,911	208,378
VT Topco, Inc., Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.66%, 8/9/2030 (b)	100,000	100,178
Wand NewCo 3, Inc., Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.07%, 2/5/2026 (b)	309,572	309,426
		3,687,865
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Asurion LLC:
Senior Secured 2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 10.57%, 1/31/2028 (b)	70,000	63,313
Senior Secured 2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.68%, 1/20/2029 (b)	105,000	93,525
Senior Secured 2021 Term Loan B9, 3 mo. USD Term SOFR + 3.25%, 8.65%, 7/31/2027 (b)	379,028	366,994
Senior Secured 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.67%, 8/19/2028 (b)	24,937	24,270
Garda World Security Corp.:
Senior Secured 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.75%, 2/1/2029 (b)	153,450	153,618

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.75%, 10/30/2026 (b)	$214,126	$214,337
Packaging Coordinators Midco, Inc., Senior Secured 2020 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 9.15%, 11/30/2027 (b)	396,278	395,194
Packers Holdings LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.67%, 3/9/2028 (b)	166,928	100,515
Prime Security Services Borrower LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.19%, 9/23/2026 (b)	292,909	292,809
		1,704,575
COMMUNICATIONS EQUIPMENT — 0.0% (c)
CommScope, Inc., Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 4/6/2026 (b)	74,805	68,484
Zayo Group Holdings, Inc., Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 3/9/2027	325,000	266,354
		334,838
COMPUTERS — 0.0% (c)
Tempo Acquisition LLC, Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 8/31/2028 (b)	142,825	143,093
COMPUTERS & PERIPHERALS — 0.0% (c)
NCR Corp., Senior Secured 2019 Term Loan, 1 mo. USD Term SOFR + 2.50%, 7.93%, 8/28/2026 (b)	363,188	363,551
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brand Industrial Services, Inc., Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 10.87%, 8/1/2030 (b)	135,000	131,888
Security Description	Principal Amount	Value
Brown Group Holding LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 6/7/2028 (b)	$45,332	$45,010
DG Investment Intermediate Holdings 2, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.18%, 3/30/2029 (b)	60,000	53,325
Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/31/2028 (b)	229,262	225,752
KKR Apple Bidco LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 9/22/2028 (b)	186,675	185,695
Tecta America Corp., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.43%, 4/10/2028 (b)	190,612	190,511
		832,181
CONSTRUCTION MATERIALS — 0.0% (c)
Traverse Midstream Partners LLC, Senior Secured 2017 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.22%, 2/16/2028 (b)	53,496	53,559
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (c)
Monogram Food Solutions LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 8/28/2028 (b)	255,450	251,938
CONTAINERS & PACKAGING — 0.1%
Charter NEX U.S., Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 12/1/2027 (b)	297,375	295,082
Clydesdale Acquisition Holdings, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.18%, 9.59%, 4/13/2029 (b)	264,331	261,115

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Graham Packaging Co., Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 8/4/2027 (b)	$299,142	$298,902
Klockner-Pentaplast of America, Inc., Senior Secured 2021 Term Loan B, 6 Month USD LIBOR + 4.75%, 2/12/2026 (b)	95,000	91,734
Pregis TopCo Corp., Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.07%, 7/31/2026 (b)	310,539	310,427
Pretium PKG Holdings, Inc.:
Senior Secured 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.32%, 10/2/2028 (b)	216,700	134,438
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.19%, 10/1/2029 (b)	45,000	14,432
TricorBraun Holdings, Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 3/3/2028 (b)	192,734	189,438
Trident TPI Holdings, Inc., Senior Secured 2021 Term Loan B3, 3 mo. USD Term SOFR + 4.00%, 9.65%, 9/15/2028 (b)	242,767	242,295
		1,837,863
COSMETICS & TOILETRIES — 0.0% (c)
Solis IV BV, Senior Secured USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.89%, 2/26/2029 (b)	272,026	265,565
Sunshine Luxembourg VII Sarl, Senior Secured 2021 Term Loan B3, 3 mo. USD Term SOFR + 3.75%, 9.24%, 10/1/2026 (b)	302,760	302,635
		568,200
DISTRIBUTION/WHOLESALE — 0.0% (c)
BCPE Empire Holdings, Inc., Senior Secured 2023 Extended Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.07%, 12/11/2028 (b)	353,081	353,478
Security Description	Principal Amount	Value
DISTRIBUTORS — 0.0% (c)
American Tire Distributors Holdings, Inc., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 6.25%, 11.81%, 10/20/2028 (b)	$162,937	$143,189
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
Ascend Learning LLC:
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 11.17%, 12/10/2029 (b)	64,708	55,945
Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.92%, 12/11/2028 (b)	266,780	255,130
		311,075
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
Altice France SA, Senior Secured 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.81%, 8/15/2028 (b)	169,575	153,995
Intelsat Jackson Holdings SA, Senior Secured 2021 Exit Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.77%, 2/1/2029 (b)	276,491	276,224
Level 3 Financing, Inc., Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.18%, 3/1/2027 (b)	135,000	127,770
Telesat Canada, Senior Secured Term Loan B5, 3 mo. USD Term SOFR + 2.75%, 8.43%, 12/7/2026 (b)	102,573	75,701
		633,690
ELECTRICAL EQUIPMENT — 0.0% (c)
Energizer Holdings, Inc., Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.69%, 12/22/2027 (b)	146,131	146,022
Gates Global LLC, Senior Secured 2022 Term Loan B4, 1 mo. USD Term SOFR + 3.50%, 8.82%, 11/16/2029 (b)	59,400	59,502
		205,524

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Compass Power Generation LLC, Senior Secured 2022 Term Loan B2, 1 mo. USD Term SOFR + 4.25%, 9.57%, 4/14/2029 (b)	$217,360	$217,063
Mirion Technologies, Inc., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 2.75%, 8.40%, 10/20/2028 (b)	205,040	205,148
		422,211
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc., Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.45%, 4/22/2026 (b)	48,803	39,464
Bally's Corp., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.84%, 10/2/2028 (b)	270,000	265,198
Delta 2 (LUX) Sarl, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 1/15/2030 (b)	260,000	260,293
Fertitta Entertainment LLC, Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 1/27/2029 (b)	667,071	661,478
NASCAR Holdings LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.93%, 10/19/2026 (b)	106,251	106,557
Ontario Gaming GTA LP, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.64%, 8/1/2030 (b)	326,385	327,031
SMG U.S. Midco 2, Inc., Senior Secured 2020 Term Loan, 3 mo. USD Term SOFR + 2.50%, 8.13%, 1/23/2025 (b)	342,538	342,699
UFC Holdings LLC, Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.37%, 4/29/2026 (b)	223,733	223,745
Security Description	Principal Amount	Value
WMG Acquisition Corp., Senior Secured 2021 Term Loan G, 1 mo. USD Term SOFR + 2.13%, 7.56%, 1/20/2028 (b)	$345,000	$345,302
		2,571,767
FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.65%, 11/1/2028 (b)	390,890	387,714
Astra Acquisition Corp.:
Senior Secured 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.90%, 10/25/2028 (b)	139,181	105,151
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 8.88%, 14.53%, 10/25/2029 (b)	159,961	99,976
Castlelake Aviation Ltd., Senior Secured Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.42%, 10/22/2026 (b)	339,799	339,857
Deerfield Dakota Holding LLC, Senior Secured 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.14%, 4/9/2027 (b)	338,026	330,351
DirecTV Financing LLC, Senior Secured Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.43%, 8/2/2027 (b)	289,447	283,538
Edelman Financial Center LLC:
Senior Secured 2018 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.18%, 7/20/2026 (b)	91,670	91,555
Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 4/7/2028 (b)	187,109	185,448
Eisner Advisory Group LLC, Senior Secured Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.68%, 7/28/2028 (b)	156,802	156,769
Focus Financial Partners LLC:
Senior Secured 2023 Term Loan B6, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/30/2028 (b)	50,000	50,013

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Senior Secured 2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.82%, 6/30/2028 (b)	$448,852	$448,096
Greystone Select Financial LLC, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.58%, 6/16/2028 (b)	87,508	86,633
HighTower Holdings LLC, Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.61%, 4/21/2028 (b)	247,023	247,023
Minotaur Acquisition, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.17%, 3/27/2026 (b)	318,154	317,448
Walker & Dunlop, Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.67%, 12/16/2028 (b)	112,987	112,917
		3,242,489
FOOD PRODUCTS — 0.1%
CHG PPC Parent LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.32%, 12/8/2028 (b)	309,205	307,852
Froneri International Ltd., Senior Secured 2020 USD Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.67%, 1/29/2027 (b)	643,338	639,790
		947,642
FOOD-MISC/DIVERSIFIED — 0.0% (c)
H Food Holdings LLC, Senior Secured 2018 Term Loan B, 3 mo. USD LIBOR + 3.69%, 9.27%, 5/23/2025 (b)	180,357	158,088
GROUND TRANSPORTATION — 0.0% (c)
Kenan Advantage Group, Inc., Senior Secured 2021 Term Loan B1, 3 mo. USD Term SOFR + 3.75%, 9.48%, 3/24/2026 (b)	370,644	370,207
Security Description	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Bausch & Lomb Corp.:
Senior Secured 2023 Incremental Term Loan, 9/14/2028	$145,000	$143,369
Senior Secured Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.76%, 5/10/2027 (b)	345,898	336,866
Gainwell Acquisition Corp., Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.49%, 10/1/2027 (b)	312,735	305,894
		786,129
HEALTH CARE PROVIDERS & SERVICES — 0.1%
ADMI Corp.:
Senior Secured 2018 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/30/2025 (b)	204,461	201,321
Senior Secured 2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.18%, 12/23/2027 (b)	144,631	135,281
Air Methods Corp., Senior Secured 2017 Term Loan B, 3 mo. USD LIBOR + 3.50%, 9.15%, 4/22/2024 (b)	71,285	22,010
Aveanna Healthcare LLC:
Senior Secured 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 12.57%, 12/10/2029 (b)	82,260	54,292
Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.27%, 7/17/2028 (b)	100,542	90,811
Catalent Pharma Solutions, Inc., Senior Secured 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.44%, 2/22/2028 (b)	667,918	654,667
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.57%, 9/29/2028 (b)	395,527	394,381
Envision Healthcare Corp.:
Senior Secured 2022 Second Out Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.49%, 3/31/2027 (b)	107,841	25,140

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2022 Third Out Term Loan, 3 mo. USD SOFR + 3.75%, 3/31/2027 (b)	$263,563	$1,186
Fortrea Holdings, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 7/1/2030 (b)	44,888	44,794
Horizon Therapeutics USA, Inc., Senior Secured 2021 Term Loan B2, 1 mo. USD Term SOFR + 1.75%, 7.18%, 3/15/2028 (b)	253,500	253,586
Maravai Intermediate Holdings LLC, Senior Secured 2022 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.32%, 10/19/2027 (b)	170,000	165,962
Medline Borrower LP, Senior Secured USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/23/2028 (b)	392,501	391,899
RegionalCare Hospital Partners Holdings, Inc., Senior Secured 2018 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.38%, 11/16/2025 (b)	274,502	274,359
Select Medical Corp., Senior Secured 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 8.32%, 3/6/2027 (b)	334,162	333,745
Sotera Health Holdings LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 12/11/2026 (b)	375,000	372,797
Star Parent, Inc., Senior Secured 2023 Term Loan B, 9/19/2030	195,000	190,951
Team Health Holdings, Inc., Senior Secured 2022 Term Loan B, COR, 3/2/2027 (b)	85,000	65,004
		3,672,186
HOME FURNISHINGS — 0.0% (c)
AI Aqua Merger Sub, Inc., Senior Secured 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 7/31/2028 (b)	393,197	389,849
Security Description	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE — 0.1%
Alterra Mountain Co.:
Senior Secured 2021 Series B-2 Consenting Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 8/17/2028 (b)	$266,994	$267,106
Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 5/31/2030 (b)	89,775	90,000
Caesars Entertainment Corp., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.67%, 2/6/2030 (b)	64,675	64,776
ClubCorp Holdings, Inc., Senior Secured 2017 Term Loan B, 1 mo. USD LIBOR + 2.75%, 8.40%, 9/18/2024 (b)	122,932	121,280
PENN Entertainment, Inc., Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.17%, 5/3/2029 (b)	352,027	352,027
Peraton Corp., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 2/1/2028 (b)	372,495	372,186
Playa Resorts Holding BV, Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.58%, 1/5/2029 (b)	319,012	319,502
Scientific Games International, Inc., Senior Secured 2022 USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/14/2029 (b)	138,250	138,423
Travelport Finance Sarl, Senior Secured 2020 Super Priority Term Loan, 1 mo. USD LIBOR + 1.60%, 7.05%, 2/28/2025 (b)	170,844	162,841
		1,888,141
HOUSEHOLD DURABLES — 0.0% (c)
Springs Windows Fashions LLC, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 10/6/2028 (b)	276,678	236,156

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% (c)
Conair Holdings LLC, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 5/17/2028 (b)	$64,080	$61,570
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
Calpine Corp., Senior Secured 2019 Term Loan B10, 1 mo. USD Term SOFR + 2.00%, 7.43%, 8/12/2026 (b)	76,800	76,865
Vistra Operations Co. LLC, Senior Secured 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 7.18%, 12/31/2025 (b)	342,069	342,336
		419,201
INSURANCE — 0.1%
Acrisure LLC:
Senior Secured 2020 Term Loan B, 1 mo. USD LIBOR + 3.50%, 8.93%, 2/15/2027 (b)	241,745	238,853
Senior Secured 2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.25%, 9.68%, 2/15/2027 (b)	137,550	137,507
Alliant Holdings Intermediate LLC:
Senior Secured 2021 Term Loan B4, 1 mo. USD LIBOR + 3.50%, 8.93%, 11/5/2027 (b)	151,900	151,766
Senior Secured 2023 Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/5/2027 (b)	164,175	164,098
AmWINS Group, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.57%, 2/19/2028 (b)	347,530	345,872
AssuredPartners, Inc.:
Senior Secured 2020 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 2/12/2027 (b)	254,644	254,306
Senior Secured 2022 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.82%, 2/12/2027 (b)	103,425	103,263
Security Description	Principal Amount	Value
Cross Financial Corp., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 9/15/2027 (b)	$184,528	$185,133
HUB International Ltd., Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 6/20/2030 (b)	65,000	65,251
OneDigital Borrower LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.67%, 11/16/2027 (b)	309,769	309,897
		1,955,946
INTERACTIVE MEDIA & SERVICES — 0.0% (c)
Rentpath, Inc., Senior Secured 2021 Stub Current Face Term Loan, 4/1/2028 (b) (d) (j)	24,474	367
INTERNET & CATALOG RETAIL — 0.0% (c)
ION Trading Finance Ltd., Senior Secured 2021 USD Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.15%, 4/3/2028 (b)	254,238	251,298
PUG LLC, Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 2/12/2027 (b)	419,279	397,004
		648,302
INTERNET & TELECOM — 0.0% (c)
CNT Holdings I Corp., Senior Secured 2020 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.80%, 11/8/2027 (b)	132,880	132,607
Go Daddy Operating Co. LLC, Senior Secured 2022 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.82%, 11/9/2029 (b)	49,626	49,732
Uber Technologies, Inc., Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.16%, 3/3/2030 (b)	143,912	144,027
		326,366

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 0.0% (c)
GIP Pilot Acquisition Partners LP, Senior Secured Term Loan, 9/18/2030	$120,000	$119,850
IT SERVICES — 0.0% (c)
Access CIG LLC, Senior Secured 2023 Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.32%, 8/18/2028 (b)	340,000	336,175
LEISURE INDUSTRY — 0.0% (c)
Carnival Corp.:
Senior Secured 2021 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/18/2028 (b)	291,669	290,696
Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 8/8/2027 (b)	75,000	74,937
		365,633
LEISURE&REC/GAMES — 0.0% (c)
Scientific Games Holdings LP, Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.77%, 4/4/2029 (b)	272,635	271,442
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Parexel International Corp., Senior Secured 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 11/15/2028 (b)	658,516	654,700
MACHINERY — 0.1%
Ali Group North America Corp., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.43%, 7/30/2029 (b)	274,264	274,454
American Trailer World Corp., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 3/3/2028 (b)	74,018	71,304
Columbus McKinnon Corp., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.42%, 5/14/2028 (b)	30,204	30,261
Security Description	Principal Amount	Value
Fluidra SA, Senior Secured 2022 USD Term Loan B, 1 Month USD SOFR + 2.00%, 1/29/2029 (b)	$320,000	$318,560
Madison IAQ LLC, Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 6/21/2028 (b)	665,997	656,300
Titan Acquisition Ltd., Senior Secured 2018 Term Loan B, 3 mo. USD LIBOR + 3.00%, 8.65%, 3/28/2025 (b)	395,778	393,156
		1,744,035
MACHINERY-CONSTRUCTION & MINING — 0.0% (c)
Brookfield WEC Holdings, Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.18%, 8/1/2025 (b)	378,056	378,275
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.85%, 8/21/2026 (b)	267,711	260,628
		638,903
MEDIA — 0.1%
Charter Communications Operating LLC, Senior Secured 2019 Term Loan B2, 3 mo. USD Term SOFR + 1.75%, 7.10%, 2/1/2027 (b)	181,688	181,700
CSC Holdings LLC, Senior Secured 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/15/2027 (b)	255,000	231,731
Diamond Sports Group LLC, Senior Secured 2022 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.68%, 8/24/2026 (b) (d)	171,496	4,116
Gray Television, Inc., Senior Secured 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/1/2028 (b)	194,949	190,563
iHeartCommunications, Inc., Senior Secured 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 5/1/2026 (b)	170,000	153,341

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
NEP/NCP Holdco, Inc., Senior Secured 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/20/2025 (b)	$142,018	$137,735
Radiate Holdco LLC, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 9/25/2026 (b)	145,966	119,944
Simon & Schuster, Inc., Senior Secured Term Loan B, 9/27/2030 (b)	55,000	54,725
Sinclair Television Group, Inc., Senior Secured Term Loan B2B, 1 mo. USD Term SOFR + 2.50%, 7.93%, 9/30/2026 (b)	109,975	95,678
Univision Communications, Inc., Senior Secured 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.64%, 6/24/2029 (b)	178,757	178,802
Vertical U.S. Newco, Inc., Senior Secured Term Loan B, 6 mo. USD Term SOFR + 3.50%, 9.38%, 7/30/2027 (b)	303,714	303,410
Virgin Media Bristol LLC, Senior Secured 2023 USD Term Loan Y, 3 mo. USD Term SOFR + 3.25%, 8.31%, 3/31/2031 (b)	385,000	376,476
Ziggo Financing Partnership, Senior Secured USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/30/2028 (b)	190,000	186,002
		2,214,223
METALS & MINING — 0.0% (c)
Tiger Acquisition LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.67%, 6/1/2028 (b)	115,617	114,406
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (c)
Starwood Property Trust, Inc., Senior Secured 2021 Term Loan B3, 1 mo. USD Term SOFR + 3.25%, 8.67%, 7/26/2026 (b)	94,758	94,818
Security Description	Principal Amount	Value
MRI/MEDICAL DIAG IMAGING — 0.0% (c)
Radiology Partners, Inc., Senior Secured 2018 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 10.18%, 7/9/2025 (b)	$159,324	$120,706
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Pacific Gas & Electric Co., Senior Secured 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 8.43%, 6/23/2025 (b)	312,704	313,422
Par Petroleum LLC, Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.77%, 2/28/2030 (b)	49,875	49,885
Waterbridge Midstream Operating LLC, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 5.75%, 11.36%, 6/22/2026 (b)	185,214	185,707
		549,014
PASSENGER AIRLINES — 0.1%
Air Canada, Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.13%, 8/11/2028 (b)	192,562	192,964
American Airlines, Inc.:
Senior Secured 2017 1st Lien Term Loan, 3 mo. USD Term SOFR + 1.75%, 7.15%, 1/29/2027 (b)	213,400	210,199
Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.34%, 4/20/2028 (b)	294,500	303,906
Kestrel Bidco, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.42%, 12/11/2026 (b)	233,718	229,336
Mileage Plus Holdings LLC, Senior Secured 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.80%, 6/21/2027 (b)	378,750	394,072
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.08%, 10/20/2027 (b)	182,750	189,432

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
United Airlines, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 4/21/2028 (b)	$278,364	$279,234
		1,799,143
PERSONAL CARE PRODUCTS — 0.0% (c)
Kronos Acquisition Holdings, Inc., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 12/22/2026 (b)	190,259	189,677
PHARMACEUTICALS — 0.1%
Curium Bidco Sarl, Senior Secured 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.82%, 7/31/2029 (b)	240,000	240,000
Grifols Worldwide Operations USA, Inc., Senior Secured USD 2019 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 11/15/2027 (b)	665,000	654,692
Jazz Financing Lux Sarl, Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 5/5/2028 (b)	506,417	506,595
Organon & Co., Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 6/2/2028 (b)	486,545	486,423
Perrigo Investments LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.67%, 4/20/2029 (b)	193,234	192,811
PetVet Care Centers LLC, Senior Secured 2021 Term Loan B3, 1 mo. USD Term SOFR + 3.50%, 8.92%, 2/14/2025 (b)	394,630	393,397
Southern Veterinary Partners LLC, Senior Secured Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.43%, 10/5/2027 (b)	382,309	380,457
		2,854,375
Security Description	Principal Amount	Value
PIPELINES — 0.1%
BCP Renaissance Parent LLC, Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.90%, 10/31/2028 (b)	$197,672	$197,611
Buckeye Partners LP, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.67%, 11/1/2026 (b)	388,069	388,247
CQP Holdco LP, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/5/2028 (b)	272,245	272,833
Freeport LNG Investments LLLP, Senior Secured Term Loan B, 3 mo. USD LIBOR + 3.50%, 9.09%, 12/21/2028 (b)	209,992	208,352
GIP II Blue Holding LP, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.82%, 9/29/2028 (b)	87,854	88,257
Oryx Midstream Services Permian Basin LLC, Senior Secured 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 10/5/2028 (b)	239,338	239,563
		1,394,863
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp., Senior Secured 2022 Incremental Term Loan B2, 1 mo. USD Term SOFR + 3.00%, 8.32%, 1/18/2029 (b)	68,950	68,933
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 8/31/2028 (b)	673,187	668,465
Trans Union LLC, Senior Secured 2021 Term Loan B6, 1 mo. USD Term SOFR + 2.25%, 7.68%, 12/1/2028 (b)	474,517	474,875
		1,212,273

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PUBLISHING-BOOKS — 0.0% (c)
Getty Images, Inc., Senior Secured 2019 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.99%, 2/19/2026 (b)	$152,197	$152,806
RETAIL — 0.0% (c)
1011778 BC ULC, Senior Secured 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.57%, 9/23/2030 (b)	390,000	388,986
RETAIL-BUILDING PRODUCTS — 0.0% (c)
LBM Acquisition LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 12/17/2027 (b)	249,378	243,995
Park River Holdings, Inc., Senior Secured Term Loan, 6 mo. USD LIBOR + 3.25%, 8.52%, 12/28/2027 (b)	159,552	154,548
		398,543
RETAIL-PETROLEUM PRODUCT — 0.0% (c)
EG Group Ltd.:
Senior Secured 2023 USD Incremental Tranche B Term Loan B, 2 mo. USD SOFR +4.25%, 9.73%, 3/31/2026 (b)	46,654	46,654
Senior Secured 2023 USD Incremental Tranche C Term Loan B, 2 mo. USD Term SOFR +4.25%, 9.73%, 3/31/2026 (b)	91,615	87,779
		134,433
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp., Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.32%, 12/15/2027 (b)	668,953	667,310
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (c)
Bright Bidco BV, Senior Secured 2022 Exit Term Loan, 3 mo. USD Term SOFR + 1.00%, 6.37%, 10/31/2027 (b)	24,752	10,025
Security Description	Principal Amount	Value
Ultra Clean Holdings, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 8/27/2025 (b)	$127,006	$127,502
		137,527
SOFTWARE — 0.2%
Applied Systems, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 12.14%, 9/17/2027 (b)	210,000	211,313
Senior Secured 2022 Extended 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.89%, 9/18/2026 (b)	276,501	277,659
Athenahealth Group, Inc., Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 2/15/2029 (b)	671,505	660,804
Banff Merger Sub, Inc., Senior Secured 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.18%, 10/2/2025 (b)	249,782	249,816
Camelot U.S. Acquisition LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 10/30/2026 (b)	365,000	365,228
Castle U.S. Holding Corp., Senior Secured USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.43%, 1/29/2027 (b)	311,523	246,381
CDK Global, Inc., Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.64%, 7/6/2029 (b)	203,612	203,902
Cengage Learning, Inc., Senior Secured 2021 Term Loan B, 3 mo. USD LIBOR + 4.75%, 10.32%, 7/14/2026 (b)	303,401	302,453
Constant Contact, Inc., Senior Secured Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.56%, 2/10/2028 (b)	113,926	110,491
Cornerstone OnDemand, Inc., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.19%, 10/16/2028 (b)	131,449	125,185

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
DCert Buyer, Inc.:
Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.32%, 10/16/2026 (b)	$75,006	$74,657
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.32%, 2/19/2029 (b)	55,000	51,608
First Advantage Holdings LLC, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 1/31/2027 (b)	275,666	276,227
GoTo Group, Inc., Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.27%, 8/31/2027 (b)	127,493	85,276
Grab Holdings, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.93%, 1/29/2026 (b)	134,346	135,396
Greeneden U.S. Holdings II LLC, Senior Secured 2020 USD Term Loan B4, 1 mo. USD Term SOFR + 4.00%, 9.43%, 12/1/2027 (b)	372,698	373,439
Helios Software Holdings, Inc., Senior Secured 2023 Term Loan B, 3 mo. USD SOFR + 4.25%, 9.74%, 7/18/2030 (b)	145,000	144,565
I-Logic Technologies Bidco Ltd., Senior Secured 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.54%, 2/16/2028 (b)	272,500	269,502
Informatica LLC, Senior Secured 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 10/27/2028 (b)	325,050	324,696
Ivanti Software, Inc., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.76%, 12/1/2027 (b)	71,952	62,464
McAfee LLC, Senior Secured 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/1/2029 (b)	272,390	266,516
Security Description	Principal Amount	Value
MedAssets Software Intermediate Holdings, Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.43%, 12/18/2028 (b)	$211,775	$173,920
Mitchell International, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.50%, 11.93%, 10/15/2029 (b)	40,000	36,956
Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 10/15/2028 (b)	241,428	237,876
PointClickCare Technologies, Inc., Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.40%, 12/29/2027 (b)	141,737	141,560
Polaris Newco LLC, Senior Secured USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.43%, 6/2/2028 (b)	201,868	193,793
RealPage, Inc., Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/24/2028 (b)	667,662	660,845
Sophia LP, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 10/7/2027 (b)	393,006	392,597
Ultimate Software Group, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.62%, 5/3/2027 (b)	70,000	70,069
Senior Secured 2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.50%, 10.02%, 5/4/2026 (b)	95,000	95,416
Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.22%, 5/4/2026 (b)	269,300	269,344
		7,089,954
SPECIALTY RETAIL — 0.1%
Great Outdoors Group LLC, Senior Secured 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.75%, 9.18%, 3/6/2028 (b)	269,151	268,936

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Jo-Ann Stores, Inc., Senior Secured 2021 Term Loan B1, 3 mo. USD Term SOFR + 4.75%, 10.36%, 7/7/2028 (b)	$235,200	$78,792
K-Mac Holdings Corp., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 7/21/2028 (b)	220,292	218,463
Leslie's Poolmart, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.18%, 3/9/2028 (b)	188,636	186,108
Michaels Cos., Inc., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 4/15/2028 (b)	88,731	81,229
Petco Health & Wellness Co., Inc., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 9.02%, 3/3/2028 (b)	351,693	348,341
PetSmart, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 2/11/2028 (b)	343,746	343,224
Pilot Travel Centers LLC, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 8/4/2028 (b)	343,244	343,244
Rent-A-Center, Inc., Senior Secured 2021 First Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.88%, 2/17/2028 (b)	158,072	157,949
Restoration Hardware, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.93%, 10/20/2028 (b)	125,480	120,879
SRS Distribution, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.93%, 6/2/2028 (b)	389,523	386,175
Staples, Inc., Senior Secured 7 Year Term Loan, 3 mo. USD LIBOR + 5.00%, 10.63%, 4/16/2026 (b)	205,179	176,505
Victoria's Secret & Co., Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.90%, 8/2/2028 (b)	206,325	202,198
Security Description	Principal Amount	Value
Whatabrands LLC, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 8/3/2028 (b)	$289,838	$289,113
		3,201,156
STEEL-PRODUCERS — 0.0% (c)
Phoenix Services International LLC, Senior Secured 2023 Exit PIK Term Loan, 11.42%, 6/30/2028 (b)	83,635	78,094
TELECOM SERVICES — 0.0% (c)
Connect Finco Sarl, Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.82%, 12/11/2026 (b)	139,925	137,564
TELECOMMUNICATION EQUIP — 0.0% (c)
Cyxtera DC Holdings, Inc., Senior Secured Term Loan B, 3 mo. USD SOFR + 3.00%, 5/1/2024 (b) (d)	294,531	174,009
GOGO Intermediate Holdings LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 4/30/2028 (b)	144,045	143,903
		317,912
TRANSPORT-SERVICES — 0.1%
Echo Global Logistics, Inc., Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.92%, 11/23/2028 (b)	122,329	118,491
EG America LLC, Senior Secured 2018 USD Term Loan, 2 mo. USD Term SOFR +4.00%, 9.30%, 2/7/2025 (b)	161,183	159,638
Element Materials Technology Group U.S. Holdings, Inc.:
Senior Secured 2022 USD Delayed Draw Term Loan, 3 mo. USD SOFR + 4.25%, 9.74%, 7/6/2029 (b)	40,745	40,371
Senior Secured 2022 USD Term Loan, 3 mo. USD SOFR + 4.25%, 9.74%, 7/6/2029 (b)	88,280	87,471

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Endure Digital, Inc., Senior Secured Term Loan, 3 mo. USD LIBOR + 3.50%, 8.79%, 2/10/2028 (b)	$260,981	$254,240
Everi Holdings, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.93%, 8/3/2028 (b)	112,412	112,483
ExGen Renewables IV LLC, Senior Secured 2020 Term Loan, 3 mo. USD Term SOFR + 2.50%, 8.18%, 12/15/2027 (b)	192,039	191,799
LaserShip, Inc.:
Senior Secured 2021 2nd Lien Term Loan, 2 mo. USD Term SOFR +7.50%, 12.98%, 5/7/2029 (b)	40,000	33,400
Senior Secured 2021 Term Loan, 2 mo. USD Term SOFR + 4.50%, 9.98%, 5/7/2028 (b)	152,162	142,043
		1,139,936
TOTAL SENIOR FLOATING RATE LOANS (Cost $64,614,411)		63,207,271
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
Federal Home Loan Mortgage Corp.:
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (b)	11,238,145	9,666,362
30 day USD SOFR Average + 2.14%, 2.22%, 7/1/2051 (b)	12,236,675	10,587,930
2.50%, 9/1/2050	12,710,771	10,110,065
3.00%, 6/1/2042	10,354,687	8,829,796
3.00%, 11/1/2042	5,815,731	4,982,636
3.00%, 12/1/2042	4,870,127	4,114,360
3.00%, 1/1/2045	670,240	571,273
3.00%, 2/1/2045	468,185	396,551
3.00%, 3/1/2045	461,507	390,895
3.00%, 4/1/2045	13,159,357	11,197,141
3.00%, 8/1/2045	5,237,190	4,435,885
3.00%, 7/1/2047	1,849,098	1,562,148
3.00%, 10/1/2051	15,211,607	12,735,866
3.00%, 3/1/2052	5,801,733	4,806,385
3.50%, 2/1/2045	730,436	643,606
3.50%, 4/1/2045	11,573,343	10,185,863
3.50%, 6/1/2045	5,878,908	5,174,319
3.50%, 10/1/2045	5,955,317	5,241,570
3.50%, 2/1/2046	3,001,543	2,629,997
4.00%, 4/1/2047	7,979,463	7,239,107
Security Description	Principal Amount	Value
4.00%, 7/1/2047	$1,990,752	$1,805,353
4.00%, 10/1/2047	4,468,401	4,052,258
4.00%, 7/1/2052	31,496,174	28,086,620
4.19%, 7/1/2033	16,202,000	14,474,275
4.30%, 1/1/2033	10,000,000	9,062,800
4.50%, 6/1/2044	837,570	789,245
4.50%, 7/1/2052	14,048,484	12,898,033
4.50%, 10/1/2052	17,384,885	15,958,145
4.66%, 4/1/2028	10,300,000	9,924,613
4.80%, 1/1/2030	17,395,000	16,687,165
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 0.57%, 5/15/2041 (b)	3,070,894	213,461
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,971,499	1,792,951
Series 3935, Class SJ, CMO, IO, REMIC, 30 day USD SOFR Average - 6.54%, 1.22%, 5/15/2041 (b)	465,287	9,184
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	4,612,072	4,231,082
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,447,521	3,413,009
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	27,215,621	24,947,583
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,879,828	3,104,193
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	14,226,038	11,583,543
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	571,203	548,014
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	3,293,434	2,982,878
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	14,076,289	12,845,956
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	3,180,555	2,903,338
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	2,406,710	2,228,132
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	7,488,547	6,585,062

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	$2,882,787	$2,661,711
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	2,681,154	2,451,364
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	4,837,190	4,415,435
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	14,916,465	12,385,092
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,815,337	2,392,264
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 5.67%, 8/25/2050 (b)	7,118,823	6,714,560
Series 5130, Class SD, CMO, IO, 30 day USD SOFR Average - 2.60%, 0.00%, 8/25/2051 (b)	77,242,273	376,023
Series 5243, Class IB, 3.00%, 1/25/2051	17,025,393	2,885,696
Federal Home Loan Mortgage Corp. STACR REMIC Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 7.67%, 12/25/2041 (a) (b)	5,000,000	4,844,687
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.07%, 2/25/2042 (a) (b)	9,500,000	9,732,741
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 8.22%, 4/25/2042 (a) (b)	20,000,000	20,443,997
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	9,356,299	8,030,732
Federal National Mortgage Association:
1.41%, 12/1/2030	10,000,000	7,538,201
1.91%, 12/1/2031	10,000,000	7,796,538
1.98%, 10/1/2033	19,500,000	14,893,071
2.22%, 12/1/2029	5,400,000	4,546,572
2.50%, 10/1/2040	18,002,102	15,248,921
2.50%, 9/1/2046	1,658,369	1,321,096
2.50%, 2/1/2047	4,490,377	3,657,754
2.50%, 11/1/2050	7,291,343	5,878,645
2.80%, 11/1/2039	10,034,000	6,996,070
3.00%, 10/1/2041	8,789,683	7,425,664
3.00%, 3/1/2043	2,112,362	1,804,666
3.00%, 7/1/2043	2,080,899	1,756,323
3.00%, 1/1/2045	68,102	57,250
Security Description	Principal Amount	Value
3.00%, 3/1/2045	$613,930	$519,265
3.00%, 4/1/2045	1,236,798	1,031,602
3.00%, 7/1/2045	11,351,131	9,697,677
3.00%, 10/1/2046	2,214,978	1,871,248
3.00%, 2/1/2047	8,047,350	6,798,529
3.00%, 11/1/2048	4,921,001	4,157,340
3.00%, 10/1/2049	3,397,409	2,804,352
3.00%, 11/1/2051	24,418,006	20,324,061
3.00%, 4/1/2052	9,018,565	7,498,153
3.00%, 4/1/2053	10,437,347	8,709,079
3.50%, 9/1/2034	776,623	715,703
3.50%, 12/1/2034	666,434	614,157
3.50%, 2/1/2035	453,124	417,580
3.50%, 1/1/2045	5,026,040	4,425,932
3.50%, 2/1/2045	1,477,506	1,301,977
3.50%, 6/1/2045	5,687,899	4,998,699
3.50%, 11/1/2051	12,285,558	10,655,815
3.72%, 6/1/2032	11,688,030	10,218,837
3.88%, 10/1/2030	11,406,670	10,536,626
4.00%, 6/1/2052	11,649,665	10,382,485
4.00%, 12/1/2052	23,533,708	21,028,421
4.33%, 12/1/2032	10,400,000	9,446,327
4.50%, 3/1/2044	652,232	613,653
4.50%, 6/1/2044	216,049	203,254
4.50%, 7/1/2044	270,327	254,318
4.50%, 2/1/2045	435,244	409,500
30 day USD SOFR Average + 2.28%, 4.55%, 3/1/2053 (b)	19,678,585	18,506,703
5.00%, 9/1/2052	8,343,276	7,869,257
5.00%, 12/1/2052	11,305,806	10,663,472
5.13%, 11/1/2032	13,371,000	12,904,302
3.00%, 6/1/2051	15,111,180	12,587,915
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 8.32%, 1/25/2042 (a) (b)	12,000,000	12,010,805
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 8.67%, 1/25/2043 (a) (b)	13,500,000	13,990,138
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	990,332	909,279
Series 2011-51, Class CI, CMO, IO, REMIC, 30 day USD SOFR Average - 5.89%, 0.57%, 6/25/2041 (b)	1,844,023	131,180
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,395,185	1,237,419

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2012-148, Class VZ, 3.00%, 1/25/2043	$32,469,141	$27,692,026
Series 2012-151, Class SB, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 1/25/2043 (b)	20,907	9,429
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	19,209,949	16,704,732
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	621,030	600,391
Series 2013-30, Class PS, CMO, REMIC, 30 day USD SOFR Average - 5.83%, 0.00%, 4/25/2043 (b)	611,451	347,216
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,559,132	3,018,158
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	4,182,674	3,550,308
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	2,007,897	1,832,148
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	3,243,055	2,960,590
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	3,557,763	3,047,424
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	1,490,330	1,420,932
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	3,494,517	3,318,136
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	691,466	680,296
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	9,917,465
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	8,459,012	6,967,829
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	8,915,210	7,501,383
Series 2021-35, Class EH, CMO, 2.00%, 2/25/2037	15,153,409	13,062,964
Federal National Mortgage Association-Aces:
Series 2018-M10, Class A1, 3.47%, 7/25/2028 (b)	645,198	640,068
Series 2020-M12, Class IO, 1.40%, 7/25/2029 (b)	98,590,808	5,454,231
Security Description	Principal Amount	Value
Government National Mortgage Association:
2.50%, 3/20/2051	$8,759,198	$7,101,099
3.00%, 2/20/2052	22,555,529	19,195,396
Series 2021-143, Class IO, IO, VRN, 0.97%, 10/16/2063 (b)	83,281,775	5,317,715
Series 2021-40, Class IO, IO, VRN, 0.82%, 2/16/2063 (b)	72,202,153	4,202,514
Series 2021-57, Class AI, 2.00%, 2/20/2051	8,769,765	899,859
Series 2021-60, Class IO, IO, VRN, 0.83%, 5/16/2063 (b)	56,102,345	3,293,375
Series 2021-79, Class IO, IO, 0.88%, 8/16/2063 (b)	80,736,677	5,013,205
Series 2021-80, Class IO, IO, VRN, 0.90%, 12/16/2062 (b)	88,056,292	5,542,094
Series 2021-85, Class IO, IO, VRN, 0.68%, 3/16/2063 (b)	100,069,722	5,451,944
Series 2021-99, Class IO, IO, VRN, 0.59%, 5/16/2061 (b)	41,496,750	2,052,860
Series 2022-91, Class IO, 0.43%, 7/16/2064 (b)	81,554,067	3,774,048
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	1,024,024	972,667
Series 2014-43, Class PS, CMO, IO, REMIC, 1 mo. USD Term SOFR - 6.07%, 0.74%, 7/20/2042 (b)	1,254,074	17,973
Series 2020-116, Class HS, CMO, IO, 1 mo. USD Term SOFR - 6.09%, 0.76%, 8/20/2050 (b)	6,948,197	656,218
Series 2020-173, Class SY, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 0.86%, 11/20/2050 (b)	25,763,958	2,799,721
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	31,353,619	3,365,338
Series 2020-176, Class SL, CMO, IO, 1 mo. USD Term SOFR - 4.89%, 0.00%, 11/20/2050 (b)	8,602,419	423,563
Series 2020-185, Class SE, CMO, IO, 1 mo. USD Term SOFR - 6.19%, 0.86%, 12/20/2050 (b)	30,831,325	3,030,847

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-1, Class IH, 2.50%, 1/20/2051	$38,540,547	$4,954,484
Series 2021-118, Class EI, 2.50%, 7/20/2051	15,442,705	1,636,944
Series 2021-125, Class SN, CMO, IO, 1 mo. USD Term SOFR - 4.09%, 0.00%, 1/20/2051 (b)	7,929,337	274,470
Series 2021-137, Class IQ, 3.00%, 8/20/2051	21,361,917	3,185,593
Series 2021-196, Class IM, 3.00%, 11/20/2051	28,201,344	4,288,666
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	43,513,123	4,331,153
Series 2021-30, Class KI, 3.00%, 2/20/2051	8,548,835	1,231,525
Series 2021-44, Class IQ, 3.00%, 3/20/2051	15,908,002	2,333,642
Series 2021-8, Class KX, 3.00%, 1/20/2051	11,127,285	1,668,780
Series 2022-180, Class IO, 2.50%, 6/20/2051	43,369,902	5,810,764
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,684,224	553,160
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,053,025,104)		915,434,124
U.S. TREASURY OBLIGATIONS — 21.0%
U.S. Treasury Bills 5.33%, 12/28/2023	3,000,000	2,961,430
U.S. Treasury Bonds:
3.63%, 5/15/2053	215,000,000	178,080,469
4.13%, 8/15/2053	415,500,000	377,325,937
U.S. Treasury Notes:
3.50%, 2/15/2033	9,000,000	8,258,906
3.63%, 3/31/2028	7,900,000	7,574,125
3.63%, 5/31/2028	6,000,000	5,750,625
3.75%, 4/15/2026	10,800,000	10,503,000
3.75%, 5/31/2030	8,500,000	8,069,688
3.75%, 6/30/2030	8,600,000	8,161,938
3.88%, 3/31/2025	6,800,000	6,663,734
3.88%, 4/30/2025	10,600,000	10,382,617
4.00%, 2/15/2026	3,500,000	3,425,625
4.00%, 2/29/2028	3,000,000	2,922,422
4.00%, 6/30/2028	10,900,000	10,608,766
4.50%, 7/15/2026	10,200,000	10,105,172
TOTAL U.S. TREASURY OBLIGATIONS (Cost $702,890,202)		650,794,454
Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 16.3%
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 5.62%, 5/25/2047 (b)	$5,143,394	$2,850,484
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (f)	1,657,987	1,344,637
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	3,106,705	2,388,453
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.35%, 12/15/2055 (a) (b)	12,094,000	1,773,187
Series 2023-C19, Class A5, 5.45%, 4/15/2056	1,700,000	1,645,387
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	5,545,988	4,179,544
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	3,485,649	3,340,808
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (f)	11,722,904	11,614,474
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 5.89%, 7/25/2037 (b)	7,756,559	2,137,922
CHL Mortgage Pass-Through Trust:
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,897,713	1,390,902
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	665,885	518,725
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,455,858	1,643,712
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,094,926	1,282,691
Series 2007-HYB1, Class 2A1, CMO, 3.76%, 3/25/2037 (b)	947,946	770,963
CIM Trust:
Series 2023-R2, Class A1, 5.50%, 8/25/2064 (a) (b)	15,383,376	14,898,923
Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	9,599,364	9,295,092

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.51%, 9/25/2037 (b)	$1,974,968	$1,758,782
Series 2007-AR4, Class 1A1A, CMO, 4.11%, 3/25/2037 (b)	1,172,584	1,051,696
Series 2007-AR5, Class 1A2A, CMO, 4.25%, 4/25/2037 (b)	511,836	411,674
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	784,302	725,542
CitiMortgage Alternative Loan Trust:
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,728,711	2,061,750
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,486,778	2,724,494
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (f)	15,922,120	13,613,538
Series 2022-3, Class M1, 4.22%, 2/25/2067 (a) (b)	10,023,000	7,516,933
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (f)	9,057,546	8,825,383
Countrywide Alternative Loan Trust:
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.50%, 11/25/2035 (b)	5,016,538	3,517,071
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 5.88%, 8/25/2037 (b)	6,489,494	2,525,054
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,581,815	1,196,063
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	3,015,153	1,756,994
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,489,944	1,384,083
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,270,273	1,174,716
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 5.86%, 5/20/2046 (b)	1,678,869	1,482,076
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,184,938	1,028,210
Security Description	Principal Amount	Value
CSMC Trust:
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (b)	$6,118,885	$5,847,333
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (f)	8,494,495	8,234,124
CSMC Trust Capital Certificates Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (a) (b)	4,954,411	4,512,220
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	4,599,324	4,213,091
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 6.07%, 6/25/2037 (b)	3,350,026	2,788,796
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (f)	5,567,804	5,337,203
Federal Home Loan Mortgage Corp. REMICS:
Series 4341, Class AZ, 3.00%, 5/15/2044	10,554,953	8,879,456
Series 4432, Class JZ, 3.00%, 1/15/2045	4,019,179	3,265,654
Series 4640, Class DZ, 3.00%, 12/15/2046	18,362,260	15,507,458
Series 5164, Class J, 2.50%, 5/25/2049	21,208,723	17,549,591
Series 5202, Class NV, 3.00%, 1/25/2037	7,708,415	6,628,787
Series 5226, Class DL, 3.50%, 12/15/2045	10,784,002	8,674,355
Series 5319, Class PO, 0.00%, 8/25/2050	11,425,539	7,455,077
Federal National Mortgage Association REMICS:
Series 2013-110, Class CO, 0.00%, 12/25/2039	3,495,022	2,648,083
Series 2013-110, Class DO, 0.00%, 11/25/2043	2,757,661	2,021,121
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 5.78%, 11/25/2047 (b)	7,496,250	7,178,122
Series 2021-57, Class EA, 1.00%, 5/25/2046	6,996,609	5,364,256
Series 2021-86, Class MA, 2.50%, 11/25/2047	11,510,326	9,720,573

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-9, Class CA, 2.00%, 3/25/2051	$12,010,378	$9,443,622
Series 2023-43, Class HO, 0.00%, 8/25/2049	9,086,956	5,893,692
Federal National Mortgage Association-Aces Series 2022-M13, Class A1, 2.68%, 4/25/2032 (b)	21,645,701	19,116,803
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,719,071	1,112,865
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,903,664	751,502
Government National Mortgage Association REMICS:
Series 2016-99, Class LA, 2.00%, 11/20/2043	8,746,476	6,938,893
Series 2020-181, Class QI, 3.00%, 12/20/2050	8,363,148	1,120,300
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 5.89%, 12/20/2040 (b)	3,332,379	3,247,938
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 5.74%, 7/20/2048 (b)	3,040,432	2,905,533
Series 2020-84, Class NT, 1.25%, 6/20/2050	4,512,902	3,153,763
GS Mortgage Securities Trust Series 2023-GS1, Class AS, 4.04%, 11/10/2048 (b)	1,958,000	1,744,902
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 5.87%, 8/25/2046 (b)	13,876,872	3,272,702
Series 2007-AR1, Class 2A1, 3.84%, 3/25/2047 (b)	4,204,356	2,882,055
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (f)	6,459,222	6,373,252
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,516,182	6,860,320
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.33%, 4/25/2036 (b)	1,145,017	1,087,940
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	8,492,000	8,056,917
Security Description	Principal Amount	Value
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 6.09%, 6/25/2046 (b)	$5,590,801	$4,183,964
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.75%, 11/25/2036 (b)	6,802,316	6,020,050
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (f)	15,023,837	14,991,611
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.08%, 1/26/2051 (a) (b)	14,697,578	13,525,619
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 2.69%, 10/25/2060 (a) (b)	661,720	615,225
NRPL Trust Series 2019-3A, Class A1, CMO, 6.00%, 7/25/2059 (a) (f)	2,977,906	2,961,103
OBX Trust:
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (f)	4,812,002	4,702,558
Series 2023-NQM4, Class A1, 6.11%, 3/25/2063 (a) (f)	14,770,153	14,472,268
PMT Credit Risk Transfer Trust:
Series 2019-2R, Class A, 1 mo. USD Term SOFR + 3.86%, 9.18%, 5/30/2025 (a) (b)	1,172,600	1,171,174
Series 2021-1R, Class A, 1 mo. USD Term SOFR + 3.01%, 8.33%, 2/27/2024 (a) (b)	840,873	836,698
Preston Ridge Partners Mortgage LLC:
Series 2020-6, Class A1, CMO, 2.36%, 11/25/2025 (a) (f)	2,863,137	2,780,363
Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (f)	14,204,089	13,595,956
PRPM LLC Series 2022-5, Class A1, 6.90%, 9/27/2027 (a) (f)	6,002,780	5,938,575
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,572,883	2,215,852

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Residential Accredit Loans, Inc. Trust:
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	$3,097,109	$2,498,845
Series 2005-QA7, Class A22, CMO, 4.93%, 7/25/2035 (b)	1,728,320	1,674,665
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,015,043	1,204,979
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	15,496,054	12,786,188
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	6,186,078	4,691,675
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	10,006,506	7,602,511
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	117,559	117,559
Structured Asset Mortgage Investments II Trust:
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 5.85%, 9/25/2047 (b)	7,218,187	5,092,513
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 6.12%, 7/19/2034 (b)	903,324	903,174
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (f)	10,453,448	2,587,601
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.84%, 2/15/2051 (b)	1,969,000	1,579,591
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (f)	16,891,511	15,200,029
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (f)	4,684,209	4,623,516
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (f)	10,366,732	10,098,224
Series 2023-INV1, Class A1, 6.00%, 2/25/2068 (a) (f)	7,233,906	7,115,334
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 3.35%, 11/25/2036 (b)	3,209,169	2,825,339
Security Description	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-AR9, Class 2A, 12 mo. MTA + 0.84%, 5.47%, 11/25/2046 (b)	$2,827,669	$2,171,198
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	648,519	613,611
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,687,208	3,360,790
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (f)	2,499,020	555,251
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,675,524	2,781,933
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 5.66%, 2/25/2037 (b)	4,030,840	2,762,022
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 5.71%, 8/25/2037 (b)	750,147	750,147
TOTAL MORTGAGE-BACKED SECURITIES (Cost $549,218,582)		505,225,973
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.2%
BAMLL Commercial Mortgage Securities Trust Series 2018-DSNY, Class A, 1 mo. USD Term SOFR + 0.90%, 6.48%, 9/15/2034 (a) (b)	720,000	716,384
Bank:
Series 2017-BNK4, Class XA, IO, 1.50%, 5/15/2050 (b)	24,485,415	900,395
Series 2017-BNK6, Class XA, IO, 0.91%, 7/15/2060 (b)	48,154,885	1,051,949
Series 2021-BN35, Class XA, IO, VRN, 1.15%, 6/15/2064 (b)	9,160,239	495,450
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.43%, 2/15/2051 (b)	2,545,000	1,987,742
Series 2020-B19, Class XA, IO, VRN, 1.88%, 9/15/2053 (b)	19,900,024	1,346,577

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-B24, Class XA, IO, VRN, 1.27%, 3/15/2054 (b)	$3,379,890	$187,808
BX Commercial Mortgage Trust:
Series 2020-VKNG, Class A, 1 mo. USD Term SOFR + 1.04%, 6.38%, 10/15/2037 (a) (b)	1,502,771	1,487,339
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 7.45%, 9/15/2036 (a) (b)	1,923,000	1,832,046
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 7.29%, 10/15/2038 (a) (b)	2,253,523	2,166,316
BX Trust Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	3,830,000	3,066,033
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.38%, 5/10/2050 (b)	13,250,959	446,716
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.76%, 5/10/2058 (b)	9,856,531	293,497
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.57%, 2/10/2048 (b)	2,541,000	2,372,085
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (a) (b)	423,700	363,595
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (b)	1,500,000	1,184,775
Series 2015-GC33, Class C, 4.73%, 9/10/2058 (b)	1,500,000	1,260,290
Series 2016-GC36, Class XA, IO, 1.37%, 2/10/2049 (b)	19,228,954	404,772
Series 2020-555, Class E, 3.62%, 12/10/2041 (a) (b)	2,047,000	1,432,525
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.99%, 10/10/2046 (b)	8,928,432	6,450
Series 2015-CR22, Class XA, IO, 0.95%, 3/10/2048 (b)	7,132,089	59,987
Series 2015-CR26, Class XA, IO, 1.04%, 10/10/2048 (b)	18,384,594	238,582
Security Description	Principal Amount	Value
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	$1,767,000	$1,698,031
Series 2015-DC1, Class C, VRN, 4.44%, 2/10/2048 (b)	644,000	551,414
Series 2015-DC1, Class XA, IO, 1.12%, 2/10/2048 (b)	5,769,678	47,090
Series 2016-DC2, Class XA, IO, 1.08%, 2/10/2049 (b)	14,245,491	230,933
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	1,877,373
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	840,143
Series 2015-C4, Class XA, IO, 0.95%, 11/15/2048 (b)	31,037,378	387,928
Series 2017-CX10, Class XA, IO, 0.89%, 11/15/2050 (b)	54,794,452	1,211,716
Series 2019-C17, Class XA, IO, VRN, 1.49%, 9/15/2052 (b)	29,678,869	1,623,323
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	2,409,147
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,368,478	2,120,983
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	533,545
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	2,250,000	1,662,648
DOLP Trust Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	594,311
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (a) (b)	1,147,000	784,680
Great Wolf Trust:
Series 2019-WOLF, Class E, 1 mo. USD Term SOFR + 2.85%, 8.18%, 12/15/2036 (a) (b)	100,000	98,511
Series 2019-WOLF, Class F, 1 mo. USD Term SOFR + 3.25%, 8.58%, 12/15/2036 (a) (b)	100,000	98,299

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corportation Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 6.53%, 7/15/2031 (a) (b)	$283,000	$258,361
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 7.23%, 7/15/2031 (a) (b)	650,000	312,000
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 7.73%, 7/15/2031 (a) (b)	650,000	260,000
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 8.43%, 7/15/2031 (a) (b)	650,000	182,000
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 9.55%, 7/15/2031 (a) (b)	650,000	53,625
GS Mortgage Securities Trust:
Series 2014-GC20, Class A5, 4.00%, 4/10/2047	1,774,000	1,758,678
Series 2014-GC24, Class XA, IO, 0.83%, 9/10/2047 (b)	23,409,832	96,201
Series 2014-GC26, Class A5, 3.63%, 11/10/2047	1,749,000	1,690,302
Series 2015-GC32, Class XA, IO, 0.84%, 7/10/2048 (b)	20,468,218	199,653
Series 2015-GC34, Class XA, IO, 1.35%, 10/10/2048 (b)	14,234,869	270,217
Series 2015-GS1, Class XA, IO, 0.90%, 11/10/2048 (b)	24,925,395	322,615
Series 2016-GS3, Class XA, IO, 1.32%, 10/10/2049 (b)	23,299,030	629,078
Series 2017-GS7, Class XA, IO, 1.23%, 8/10/2050 (b)	38,503,754	995,933
Series 2019-GC38, Class A2, 3.87%, 2/10/2052	1,340,000	1,331,154
IMT Trust Series 2017-APTS, Class AFX, 3.48%, 6/15/2034 (a)	2,046,000	1,996,184
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	3,000,000	2,711,258
Security Description	Principal Amount	Value
Series 2015-JP1, Class XA, IO, 1.04%, 1/15/2049 (b)	$14,212,496	$221,420
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,390,809
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.93%, 4/15/2037 (a) (b)	2,313,783	2,127,457
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class A4, 3.67%, 9/15/2047	1,409,113	1,380,346
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	978,071
Series 2014-C25, Class XA, IO, 0.95%, 11/15/2047 (b)	4,365,176	23,787
Series 2015-C28, Class XA, IO, 1.06%, 10/15/2048 (b)	7,707,191	61,419
Series 2015-C30, Class XA, IO, 0.56%, 7/15/2048 (b)	21,378,260	132,378
Series 2015-C31, Class A3, 3.80%, 8/15/2048	906,491	865,001
Series 2015-C32, Class C, 4.80%, 11/15/2048 (b)	1,132,000	877,487
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.63%, 6/15/2049 (b)	15,423,554	424,041
LoanCore Issuer Ltd. Series 2019-CRE2, Class AS, 1 mo. USD Term SOFR + 1.61%, 6.95%, 5/15/2036 (a) (b)	1,842,319	1,835,503
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.96%, 3/10/2050 (a) (b)	34,380,457	585,221
Manhattan West Mortgage Trust:
Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (b)	2,462,000	2,040,709
Series 2020-1MW, Class D, VRN, 2.41%, 9/10/2039 (a) (b)	2,462,000	1,991,154
Med Trust Series 2021-MDLN, Class G, 1 mo. USD Term SOFR + 5.36%, 10.70%, 11/15/2038 (a) (b)	2,850,321	2,685,904

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.68%, 10/15/2046 (b)	$2,110,200	$82
Series 2015-C20, Class C, 4.60%, 2/15/2048 (b)	500,000	445,015
Series 2016-C28, Class XA, IO, 1.30%, 1/15/2049 (b)	17,837,827	345,462
Series 2016-C30, Class XA, IO, 1.48%, 9/15/2049 (b)	16,617,402	471,798
Series 2016-C31, Class C, 4.40%, 11/15/2049 (b)	3,358,000	2,594,331
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.99%, 12/15/2048 (b)	22,082,133	307,828
Series 2016-UB12, Class XA, IO, 0.79%, 12/15/2049 (b)	46,788,282	769,917
Series 2019-L3, Class XA, IO, 0.76%, 11/15/2052 (b)	55,521,210	1,707,991
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.31%, 7.65%, 1/15/2036 (a) (b)	1,599,000	1,401,694
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	378,461
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,376,258
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	1,989,000	1,328,192
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 7.02%, 11/15/2038 (a) (b)	2,864,000	2,780,161
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.68%, 6/15/2050 (b)	17,038,922	711,702
Series 2017-C4, Class XA, IO, 1.24%, 10/15/2050 (b)	20,099,039	667,610
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	2,040,903	1,594,306
Security Description	Principal Amount	Value
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	$617,505	$589,103
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.32%, 2/15/2048 (b)	6,670,827	75,067
Series 2015-C27, Class A5, 3.45%, 2/15/2048	3,836,000	3,665,569
Series 2015-LC20, Class XA, IO, 1.42%, 4/15/2050 (b)	6,070,360	65,646
Series 2015-NXS1, Class XA, IO, 1.20%, 5/15/2048 (b)	6,422,510	63,975
Series 2015-NXS2, Class XA, IO, 0.74%, 7/15/2058 (b)	20,618,125	158,500
Series 2015-P2, Class XA, IO, 1.08%, 12/15/2048 (b)	13,955,805	215,593
Series 2016-BNK1, Class XB, IO, VRN, 1.46%, 8/15/2049 (b)	19,849,000	608,058
Series 2016-C33, Class XA, IO, 1.73%, 3/15/2059 (b)	10,407,345	301,535
Series 2016-C35, Class B, 3.44%, 7/15/2048	3,000,000	2,547,032
Series 2017-C38, Class XA, IO, 1.09%, 7/15/2050 (b)	33,296,045	891,439
Series 2017-RC1, Class XA, IO, 1.54%, 1/15/2060 (b)	15,576,422	584,263
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.11%, 3/15/2047 (b)	5,122,092	5,041
Series 2014-C21, Class XA, IO, 1.15%, 8/15/2047 (b)	12,339,952	53,940
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $159,825,869)		98,464,923

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (k) (l) (Cost $25,310,670)	25,310,670	$25,310,670
TOTAL INVESTMENTS — 99.6% (Cost $3,458,868,119)		3,084,588,585
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		12,997,629
NET ASSETS — 100.0%		$3,097,586,214
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.1% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(g)	Non-income producing security.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2023, total aggregate fair value of the securities is $41,469, representing 0.00% of the Fund's net assets.
(i)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(j)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at September 30, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

At September 30, 2023, the Fund had unfunded loan commitments of $12,452, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
OMNIA Partners LLC	12,452	12,481	29

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$413,457,643	$—	$413,457,643
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$402,894,896	$—	$402,894,896
Foreign Government Obligations	—	9,754,385	—	9,754,385
U.S. Government Agency Obligations	—	915,434,124	—	915,434,124
U.S. Treasury Obligations	—	650,794,454	—	650,794,454
Mortgage-Backed Securities	—	505,225,973	—	505,225,973
Commercial Mortgage Backed Securities	—	98,464,923	—	98,464,923
Common Stocks	—	2,777	41,469	44,246
Senior Floating Rate Loans	—	63,207,271	—	63,207,271
Short-Term Investment	25,310,670	—	—	25,310,670
TOTAL INVESTMENTS	$25,310,670	$3,059,236,446	$41,469	$3,084,588,585
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$29	$—	$29
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$29	$—	$29

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,238,919	$30,238,919	$192,479,269	$197,407,518	$—	$—	25,310,670	$25,310,670	$483,672
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 83.3%
BRAZIL — 8.0%
Banco do Brasil SA Series REGS, 10 yr. CMT + 4.40%, 6.25%, 4/15/2024 (a)	$700,000	$644,980
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (a)	600,000	591,180
Cosan Luxembourg SA 7.50%, 6/27/2030 (b)	200,000	199,128
Cosan Overseas Ltd. 8.25%, 11/5/2023	800,000	798,000
CSN Resources SA 5.88%, 4/8/2032	400,000	323,756
Guara Norte Sarl 5.20%, 6/15/2034	1,600,511	1,363,683
MARB BondCo PLC 3.95%, 1/29/2031	600,000	444,804
MC Brazil Downstream Trading Sarl 7.25%, 6/30/2031	483,126	370,818
MV24 Capital BV 6.75%, 6/1/2034	336,236	296,648
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	200,000	182,368
Nexa Resources SA Series REGS, 5.38%, 5/4/2027	877,000	810,041
Simpar Europe SA 5.20%, 1/26/2031	200,000	161,104
Unigel Luxembourg SA 8.75%, 10/1/2026	200,000	69,342
		6,255,852
CHILE — 9.4%
Agrosuper SA 4.60%, 1/20/2032	1,200,000	964,440
CAP SA 3.90%, 4/27/2031 (b)	1,900,000	1,412,080
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	2,500,000	1,935,825
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	104,300	94,002
Empresa Electrica Cochrane SpA Series REGS, 5.50%, 5/14/2027	1,081,440	1,012,239
Inversiones La Construccion SA 4.75%, 2/7/2032	1,400,000	1,105,314
Mercury Chile Holdco LLC 6.50%, 1/24/2027 (b)	600,000	550,284
VTR Comunicaciones SpA 5.13%, 1/15/2028	200,000	112,284
VTR Finance NV Series REGS, 6.38%, 7/15/2028	500,000	190,560
		7,377,028
COLOMBIA — 7.6%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (b)	1,225,000	868,305
Security Description	Principal Amount	Value
Series REGS, 7.50%, 12/15/2028	$220,833	$201,963
Banco Davivienda SA 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a)(b)	400,000	268,920
Bancolombia SA 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (a)	400,000	345,372
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,148,100
5.38%, 6/26/2026	300,000	288,054
5.88%, 5/28/2045	100,000	65,948
5.88%, 11/2/2051	250,000	158,225
Empresas Publicas de Medellin ESP:
Series REGS, 4.25%, 7/18/2029	1,500,000	1,203,225
Series REGS, 4.38%, 2/15/2031	500,000	384,460
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	182,000	164,634
Oleoducto Central SA Series REGS, 4.00%, 7/14/2027	950,000	846,725
		5,943,931
GUATEMALA — 1.8%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	300,000	277,266
CT Trust 5.13%, 2/3/2032	600,000	471,444
Millicom International Cellular SA 6.25%, 3/25/2029	810,000	689,415
		1,438,125
INDIA — 7.4%
Adani Electricity Mumbai Ltd.:
Series REGS, 3.87%, 7/22/2031	200,000	139,125
Series REGS, 3.95%, 2/12/2030	700,000	513,511
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (b)	1,281,000	964,026
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	692,400
4.20%, 8/4/2027	200,000	169,154
Series REGS, 4.38%, 7/3/2029	700,000	558,663
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	1,200,000	1,047,191
4.25%, 5/21/2036	489,000	365,860
UPL Corp. Ltd.:
4.50%, 3/8/2028	200,000	172,820
4.63%, 6/16/2030	1,100,000	888,802

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Vedanta Resources Ltd. Series REGS, 6.13%, 8/9/2024	$400,000	$254,604
		5,766,156
INDONESIA — 6.0%
Freeport Indonesia PT 5.32%, 4/14/2032 (b)	400,000	360,144
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	1,000,000	978,560
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039 (b)	1,689,660	1,501,567
Minejesa Capital BV Series REGS, 5.63%, 8/10/2037	2,400,000	1,833,192
		4,673,463
ISRAEL — 3.6%
Bank Hapoalim BM 5 yr. CMT + 2.16%, 3.26%, 1/21/2032 (a)(b)	1,600,000	1,363,981
Bank Leumi Le-Israel BM 5 yr. CMT + 1.63%, 3.28%, 1/29/2031 (a)(b)	1,600,000	1,428,096
		2,792,077
JAMAICA — 0.0% (c)
Digicel Group Holdings Ltd.:
7.00%, 10/16/2023 (b)	68,049	3,607
8.00%, 4/1/2025 (b)(d)	33,734	6,084
		9,691
KUWAIT — 1.7%
MEGlobal BV Series REGS, 2.63%, 4/28/2028	400,000	345,230
MEGlobal Canada ULC 5.00%, 5/18/2025	1,000,000	975,000
		1,320,230
MEXICO — 8.8%
Banco Mercantil del Norte SA Series REGS, 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	716,312
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 yr. CMT + 3.00%, 5.95%, 10/1/2028 (a)	1,000,000	989,600
BBVA Bancomer SA:
Series REGS, 5 yr. CMT + 3.00%, 5.35%, 11/12/2029 (a)	476,000	459,697
5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,200,000	1,049,220
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	120,032
Security Description	Principal Amount	Value
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (a)	$800,000	$749,504
5 yr. CMT + 5.16%, 9.13%, 3/14/2028 (a)(b)	200,000	208,246
Industrias Penoles SAB de CV 4.15%, 9/12/2029	1,200,000	1,054,200
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b)	300,000	67,767
Mexico Generadora de Energia S de Real Series REGS, 5.50%, 12/6/2032	1,118,358	1,055,104
Petroleos Mexicanos 6.75%, 9/21/2047	650,000	383,305
Unifin Financiera SAB de CV Series REGS, 5 yr. CMT + 6.31%, Zero Coupon, 1/29/2025 (a)(d)	800,000	3,640
		6,856,627
PANAMA — 3.9%
Banco General SA Series REGS, 4.13%, 8/7/2027	200,000	184,936
Banistmo SA 4.25%, 7/31/2027	1,000,000	892,700
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	400,000	352,304
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	188,778
Global Bank Corp. 3 mo. USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a)	1,000,000	908,410
UEP Penonome II SA 6.50%, 10/1/2038 (b)	716,971	542,310
		3,069,438
PARAGUAY — 1.0%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	445,288	309,920
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	166,180
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	450,000	286,632
		762,732
PERU — 8.9%
Banco BBVA Peru SA 5 yr. CMT + 2.75%, 5.25%, 9/22/2029 (a)	200,000	194,570
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	850,000	750,830
Series REGS, 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,195,428
Banco Internacional del Peru SAA Interbank Series REGS, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	1,900,000	1,753,814

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	$731,177	$676,609
Inkia Energy Ltd. Series REGS, 5.88%, 11/9/2027	400,000	383,312
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	763,228	734,363
Orazul Energy Peru SA 5.63%, 4/28/2027	252,000	229,179
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	352,380
5.63%, 6/19/2047	200,000	120,104
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	600,000	566,472
		6,957,061
SAUDI ARABIA — 0.7%
EIG Pearl Holdings Sarl 3.55%, 8/31/2036	700,000	568,911
SINGAPORE — 7.2%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	1,550,000	1,407,038
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a)(a)(b)	1,900,000	1,746,233
SingTel Group Treasury Pte. Ltd. Series EMTN, 1.88%, 6/10/2030	800,000	642,639
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	900,000	798,516
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,100,000	989,955
		5,584,381
SOUTH AFRICA — 0.6%
Sasol Financing USA LLC 5.50%, 3/18/2031	600,000	468,354
SOUTH KOREA — 1.5%
KT Corp.:
1.00%, 9/1/2025	400,000	365,759
Series REGS, 2.50%, 7/18/2026	400,000	367,504
Shinhan Financial Group Co. Ltd. 5 yr. CMT + 2.06%, 2.88%, 5/12/2026 (a)(b)	300,000	265,659
Woori Bank 4.75%, 4/30/2024	200,000	198,074
		1,196,996
UNITED ARAB EMIRATES — 2.2%
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/2034 (b)	2,040,330	1,703,125
Security Description	Principal Amount	Value
UNITED STATES — 3.0%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	$200,000	$183,498
4.63%, 8/1/2030	1,300,000	1,171,157
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 2/2/2029	1,200,000	1,008,216
		2,362,871
TOTAL CORPORATE BONDS & NOTES (Cost $72,491,633)		65,107,049
FOREIGN GOVERNMENT OBLIGATIONS — 10.7%
CHILE — 0.7%
Chile Government International Bonds:
3.10%, 5/7/2041	200,000	136,078
3.10%, 1/22/2061	200,000	113,750
3.50%, 1/25/2050	500,000	333,570
		583,398
COLOMBIA — 1.3%
Colombia Government International Bonds:
4.13%, 5/15/2051	950,000	527,725
5.00%, 6/15/2045	700,000	458,668
		986,393
INDONESIA — 0.3%
Indonesia Government International Bonds 3.70%, 10/30/2049	300,000	210,066
MEXICO — 2.9%
Mexico Government International Bonds:
2.66%, 5/24/2031	1,000,000	790,180
4.40%, 2/12/2052	1,100,000	763,037
6.34%, 5/4/2053	800,000	729,664
		2,282,881
PANAMA — 2.8%
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025	400,000	371,360
Panama Government International Bonds:
2.25%, 9/29/2032	300,000	217,083
3.87%, 7/23/2060	2,100,000	1,212,372
4.30%, 4/29/2053	600,000	391,710
		2,192,525
PHILIPPINES — 0.2%
Philippines Government International Bonds 3.70%, 3/1/2041	200,000	150,610

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
SAUDI ARABIA — 0.5%
Saudi Government International Bonds Series REGS, 2.25%, 2/2/2033	$500,000	$382,838
SOUTH AFRICA — 0.7%
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	600,000	518,178
SOUTH KOREA — 1.3%
Korea East-West Power Co. Ltd. Series REGS, 1.75%, 5/6/2025	900,000	844,668
Korea Electric Power Corp. Series REGS, 1.13%, 6/15/2025	200,000	185,348
		1,030,016
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,546,264)		8,336,905
	Shares
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (a)(e)(f)	3,746,628	3,746,628
TOTAL INVESTMENTS — 98.8% (Cost $87,784,525)		77,190,582
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		921,094
NET ASSETS — 100.0%		$78,111,676

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.7% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$65,107,049	$—	$65,107,049
Foreign Government Obligations	—	8,336,905	—	8,336,905
Short-Term Investments	3,746,628	—	—	3,746,628
TOTAL INVESTMENTS	$3,746,628	$73,443,954	$—	$77,190,582
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Industry Breakdown as of September 30, 2023

% of Net Assets
Banks	24.1%
Electric	16.8
Foreign Government Obligations	10.7
Mining	6.2
Pipelines	6.1
Oil & Gas	5.0
Chemicals	4.7
Telecommunications	3.9
Commercial Services	3.6
Food	3.3
Iron/Steel	2.2
Oil & Gas Services	1.7
Transportation	1.5
Holding Companies-Diversified	1.4
Construction Materials	1.2
Energy-Alternate Sources	0.7
Engineering & Construction	0.4
Media	0.2
Agriculture	0.2
Diversified Financial Services	0.1
Short-Term Investments	4.8
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,452,803	$2,452,803	$8,491,842	$7,198,017	$—	$—	3,746,628	$3,746,628	$22,243
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 15.8%
AEROSPACE & DEFENSE — 0.2%
RTX Corp. 5.00%, 2/27/2026	$305,000	$301,023
AGRICULTURE — 0.2%
Philip Morris International, Inc. 4.88%, 2/13/2026	305,000	299,824
AUTO MANUFACTURERS — 0.5%
General Motors Financial Co., Inc. 5.25%, 3/1/2026	305,000	297,924
Hyundai Capital America 1.00%, 9/17/2024 (a)	325,000	309,637
		607,561
BANKS — 4.4%
Banco BBVA Peru SA 5 yr. CMT + 2.75%, 5.25%, 9/22/2029 (b)	100,000	97,285
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	192,470
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	200,000	190,750
Banco Internacional del Peru SAA Interbank Series REGS, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	150,000	138,459
Bank Hapoalim BM 5 yr. CMT + 2.16%, 3.26%, 1/21/2032 (a) (b)	200,000	170,498
Bank Leumi Le-Israel BM 5 yr. CMT + 1.63%, 3.28%, 1/29/2031 (a) (b)	200,000	178,512
Bank of America Corp. Series MTN, 3 mo. USD Term SOFR + 1.23%, 3.46%, 3/15/2025 (b)	300,000	295,956
Bank of Montreal Series MTN, SOFR + 0.71%, 6.05%, 3/8/2024 (b)	300,000	300,153
Bank of Nova Scotia 4.75%, 2/2/2026	305,000	297,717
BBVA Bancomer SA Series REGS, 5 yr. CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	193,150
Citigroup, Inc.:
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	130,000	124,385
3 mo. USD Term SOFR + 1.16%, 3.35%, 4/24/2025 (b)	335,000	329,017
Security Description	Principal Amount	Value
Commonwealth Bank of Australia SOFR + 1.63%, 5.98%, 9/12/2025 (a) (b)	$310,000	$310,136
Goldman Sachs Group, Inc. 3.50%, 4/1/2025	310,000	298,335
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.42%, 3.22%, 3/1/2025 (b)	150,000	148,043
3.90%, 7/15/2025	285,000	276,031
Morgan Stanley Series MTN, SOFR + 0.46%, 5.79%, 1/25/2024 (b)	275,000	274,917
Multibank, Inc. 7.75%, 2/3/2028 (a)	200,000	200,846
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (b)	155,000	153,737
Royal Bank of Canada 3.38%, 4/14/2025	310,000	298,924
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	320,000	304,790
Truist Financial Corp. Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	310,000	298,462
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	315,000	301,713
		5,374,286
BEVERAGES — 0.3%
Constellation Brands, Inc. 5.00%, 2/2/2026	315,000	309,387
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 5.51%, 3/2/2026	300,000	297,789
Royalty Pharma PLC 1.75%, 9/2/2027	45,000	38,375
		336,164
CHEMICALS — 0.3%
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (b)	200,000	197,060
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	177,180
		374,240
COMMERCIAL SERVICES — 0.3%
Adani International Container Terminal Pvt Ltd. Series REGS, 3.00%, 2/16/2031	183,000	137,476

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Adani Ports & Special Economic Zone Ltd. 4.00%, 7/30/2027	$200,000	$168,529
		306,005
DIVERSIFIED FINANCIAL SERVICES — 0.7%
American Express Co. SOFR + 1.00%, 4.99%, 5/1/2026 (b)	300,000	294,597
Avolon Holdings Funding Ltd. 5.13%, 10/1/2023 (a)	290,000	290,000
Capital One Financial Corp. SOFR + 2.16%, 4.99%, 7/24/2026 (b)	285,000	276,504
		861,101
ELECTRIC — 1.5%
Chile Electricity PEC SpA Zero Coupon, 1/25/2028	200,000	154,866
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	104,300	94,002
Entergy Louisiana LLC 0.95%, 10/1/2024	310,000	295,213
Fenix Power Peru SA Series REGS, 4.32%, 9/20/2027	265,883	246,040
Minejesa Capital BV Series REGS, 4.63%, 8/10/2030	200,000	178,940
Pacific Gas & Electric Co.:
3.25%, 2/16/2024	175,000	172,947
4.95%, 6/8/2025	115,000	112,249
Southern California Edison Co. 4.90%, 6/1/2026	300,000	294,768
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	300,000	279,747
		1,828,772
ENGINEERING & CONSTRUCTION — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	133,586	92,976
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc. 2.50%, 8/15/2024	315,000	305,868
Veralto Corp. 5.50%, 9/18/2026 (a)	305,000	303,680
		609,548
FOOD — 0.0% (c)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 2/2/2029	50,000	42,009
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.3%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	$320,000	$303,974
HEALTH CARE SERVICES — 0.5%
Elevance Health, Inc. 3.50%, 8/15/2024	305,000	298,647
HCA, Inc. 5.00%, 3/15/2024	315,000	313,327
		611,974
INSURANCE — 0.3%
Athene Global Funding SOFR + 0.70%, 6.04%, 5/24/2024 (a) (b)	305,000	303,143
INTERNET — 0.4%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	295,000	295,077
Meta Platforms, Inc. 4.60%, 5/15/2028	180,000	175,959
		471,036
LODGING — 0.3%
Marriott International, Inc. 3.60%, 4/15/2024	315,000	310,788
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp. 4.35%, 5/15/2026	305,000	298,028
MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp. Series MTN, 4.75%, 1/20/2028	305,000	298,988
MINING — 0.4%
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	50,000	45,785
Glencore Funding LLC 1.63%, 9/1/2025 (a)	330,000	304,303
Industrias Penoles SAB de CV 4.15%, 9/12/2029	200,000	175,700
		525,788
MISCELLANEOUS MANUFACTURER — 0.2%
Parker-Hannifin Corp. 3.65%, 6/15/2024	300,000	294,936
OIL & GAS — 0.2%
ONGC Videsh Ltd. 4.63%, 7/15/2024	200,000	197,536
Petrobras Global Finance BV 7.38%, 1/17/2027	100,000	103,075
		300,611
OIL & GAS SERVICES — 0.1%
Guara Norte Sarl 5.20%, 6/15/2034	176,852	150,683

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.8%
AI Candelaria Spain SA Series REGS, 7.50%, 12/15/2028	$220,833	$201,963
Energy Transfer LP 5.88%, 1/15/2024	305,000	304,839
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	282,400	269,545
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	200,000	188,824
		965,171
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Welltower OP LLC REIT, 3.63%, 3/15/2024	320,000	316,138
RETAIL — 0.2%
Dollar Tree, Inc. 4.00%, 5/15/2025	300,000	290,334
SEMICONDUCTORS — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	60,000	56,383
Broadcom, Inc. 3.15%, 11/15/2025	255,000	240,745
Microchip Technology, Inc. 0.97%, 2/15/2024	315,000	309,267
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.40%, 6/1/2027	310,000	294,023
		900,418
SOFTWARE — 0.3%
Oracle Corp. 5.80%, 11/10/2025	305,000	306,028
TELECOMMUNICATIONS — 0.3%
KT Corp. Series REGS, 2.50%, 7/18/2026	200,000	183,752
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	180,000	152,132
		335,884
TRANSPORTATION — 0.6%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	330,000	312,899
MV24 Capital BV 6.75%, 6/1/2034	168,118	148,324
Ryder System, Inc. Series MTN, 5.25%, 6/1/2028	305,000	297,082
		758,305
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 7/1/2027 (a)	$315,000	$294,975
TOTAL CORPORATE BONDS & NOTES (Cost $20,033,387)		19,380,098
ASSET-BACKED SECURITIES — 26.6%
AUTOMOBILE — 1.9%
Citizens Auto Receivables Trust Series 2023-2, 6.09%, 10/15/2026 (a)	250,000	249,814
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	573,105	554,620
Exeter Automobile Receivables Trust Series 2021-1A, Class C, 0.74%, 1/15/2026	92,969	92,325
GLS Auto Receivables Issuer Trust Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	434,386	424,796
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	350,000	331,715
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	698,497	679,992
		2,333,262
OTHER ABS — 24.6%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.60%, 10/16/2036 (a) (b)	176,173	173,723
Affirm Asset Securitization Trust Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	500,000	489,336
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 6.78%, 10/15/2034 (a) (b)	1,500,000	1,486,650
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.76%, 1/15/2037 (a) (b)	250,000	247,696
Bain Capital Credit CLO Ltd. Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.39%, 6.71%, 4/19/2034 (a) (b)	500,000	496,670

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
BDS LLC Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 7.13%, 3/19/2039 (a) (b)	$250,000	$248,056
BDS Ltd. Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 6.52%, 11/16/2038 (a) (b)	150,000	146,314
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.59%, 8/19/2038 (a) (b)	151,000	147,382
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 6.77%, 12/15/2038 (a) (b)	200,000	196,977
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 6.81%, 2/15/2037 (a) (b)	200,000	196,982
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.55%, 3/15/2036 (a) (b)	138,000	136,151
Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.40%, 6.71%, 4/15/2034 (a) (b)	1,000,000	996,075
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 6.77%, 7/20/2034 (a) (b)	500,000	495,800
CHCP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.16%, 6.50%, 2/15/2038 (a) (b)	137,229	135,074
CQS U.S. CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.48%, 6.81%, 1/20/2035 (a) (b)	1,000,000	988,600
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.11%, 3.43%, 10/25/2034 (b)	529,266	465,098
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	375,924	345,434
Security Description	Principal Amount	Value
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.70%, 11/16/2036 (a) (b)	$181,000	$178,064
Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 2.30%, 7.63%, 6/19/2037 (a) (b)	300,000	296,777
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 7.71%, 1/19/2039 (a) (b)	250,000	242,629
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 6.67%, 5/16/2038 (a) (b)	147,513	144,975
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A, 3 mo. USD Term SOFR + 1.71%, 7.08%, 11/30/2032 (a) (b)	1,150,000	1,147,470
Jamestown CLO XV Ltd. Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.60%, 6.91%, 4/15/2033 (a) (b)	500,000	497,450
KREF Ltd. Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 6.75%, 2/15/2039 (a) (b)	250,000	238,443
LCCM Trust:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.90%, 11/15/2038 (a) (b)	181,000	178,995
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 6.65%, 12/13/2038 (a) (b)	150,471	146,719
LoanCore Issuer Ltd. Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 6.86%, 1/17/2037 (a) (b)	500,000	494,030
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	319,853	240,806
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 6.81%, 10/17/2034 (a) (b)	2,000,000	1,975,026
Marble Point CLO XXII Ltd. Series 2021-2A, Class A, 3 mo. USD Term SOFR + 1.46%, 6.81%, 7/25/2034 (a) (b)	1,000,000	986,500

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Marlette Funding Trust Series 2021-1A, Class C, 1.41%, 6/16/2031 (a)	$427,881	$423,018
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 6.68%, 2/19/2037 (a) (b)	347,000	342,170
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 6.53%, 10/16/2036 (a) (b)	192,000	188,794
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.55%, 7/16/2036 (a) (b)	247,864	242,111
MP CLO VIII Ltd. Series 2015-2A, Class ARR, 3 mo. USD LIBOR + 1.20%, 6.83%, 4/28/2034 (a) (b)	500,000	493,750
Northwoods Capital XVI Ltd. Series 2017-16A, Class A, 3 mo. USD Term SOFR + 1.53%, 6.90%, 11/15/2030 (a) (b)	941,091	938,738
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.41%, 6.74%, 7/20/2034 (a) (b)	1,000,000	990,000
Pagaya AI Debt Selection Trust:
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	999,946	977,335
Series 2021-5, Class B, 2.63%, 8/15/2029 (a)	999,882	958,921
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	370,225	371,617
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.13%, 6.72%, 10/20/2034 (a) (b)	1,000,000	995,000
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.75%, 4/20/2034 (a) (b)	1,000,000	994,000
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.74%, 1/20/2035 (a) (b)	2,265,000	2,240,991
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	341,684	289,129
Security Description	Principal Amount	Value
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 6.69%, 7/15/2030 (a) (b)	$379,017	$377,653
Sound Point CLO XIV Ltd. Series 2016-3A, Class AR2, 3 mo. USD Term SOFR + 1.25%, 6.60%, 1/23/2029 (a) (b)	5,572	5,563
Sound Point CLO XXVI Ltd. Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.43%, 6.76%, 7/20/2034 (a) (b)	1,000,000	987,974
TRTX Issuer Ltd. Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.65%, 6.96%, 2/15/2039 (a) (b)	200,000	195,751
Vibrant CLO IV Ltd. Series 2016-4A, Class A1RR, 3 mo. USD Term SOFR + 1.38%, 6.71%, 7/20/2032 (a) (b)	500,000	495,900
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 mo. USD Term SOFR + 1.40%, 6.73%, 1/20/2031 (a) (b)	420,581	419,057
VMC Finance LLC Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.90%, 7.21%, 2/18/2039 (a) (b)	640,000	625,617
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (d)	346,009	319,863
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	1,238,460	1,131,027
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.01%, 10/25/2036 (b)	270,714	90,896
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 6.79%, 7/15/2034 (a) (b)	1,000,000	989,000
		30,243,777

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	$110,296	$100,965
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	20,151	19,621
		120,586
TOTAL ASSET-BACKED SECURITIES (Cost $33,212,925)		32,697,625
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
COLOMBIA — 0.2%
Colombia Government International Bonds 4.50%, 1/28/2026	200,000	191,298
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bonds 5.50%, 1/27/2025	100,000	98,645
SOUTH AFRICA — 0.1%
Republic of South Africa Government International Bonds 4.88%, 4/14/2026	200,000	190,288
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $511,625)		480,231
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Corp. REMICS:
Series 4211, Class AP, 1.60%, 3/15/2043	696,638	630,341
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	450,349	403,457
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	868,433	709,182
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	207,041	199,404
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	55,110	51,021
Federal National Mortgage Association:
3.00%, 11/1/2033	605,259	552,915
3.00%, 11/1/2036	148,742	132,444
5.00%, 8/1/2043	833,151	794,071
Security Description	Principal Amount	Value
Federal National Mortgage Association REMICS:
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 5.90%, 12/25/2040 (b)	$125,213	$122,248
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	101,803	100,483
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 5.88%, 3/25/2046 (b)	211,936	204,714
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.73%, 12/25/2047 (b)	149,050	142,468
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.73%, 6/25/2048 (b)	165,617	158,551
Federal National Mortgage Association-Aces Series 2020-M49, Class 1A1, VRN, 1.30%, 11/25/2030 (b)	1,042,453	891,524
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,676,474)		5,092,823
U.S. TREASURY OBLIGATIONS — 25.4%
U.S. Treasury Bills 0.01%, 12/5/2023 (Cost $4,952,275)	5,000,000	4,952,742
U.S. Treasury Notes:
3.00%, 7/15/2025	10,000,000	9,635,547
4.25%, 10/15/2025	17,000,000	16,733,047
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,597,761)		31,321,336
MORTGAGE-BACKED SECURITIES — 10.2%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 4.39%, 7/25/2037 (b)	3,051,401	2,566,407
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,880	193,038
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	237,666	125,183

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CSMC Trust Series 2020-RPL3, Class A1, CMO, 2.69%, 3/25/2060 (a) (b)	$783,934	$768,089
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (a) (d)	368,008	340,627
Series 2021-GS2, Class A1, 1.75%, 4/25/2061 (a) (d)	313,143	289,235
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.75%, 11/25/2036 (b)	2,493,320	2,206,588
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a)	696,746	695,252
Preston Ridge Partners Mortgage LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (d)	1,578,232	1,510,662
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,597,779	603,368
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	786,464	744,658
Verus Securitization Trust Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (d)	760,118	684,001
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 3.44%, 12/25/2036 (b)	1,753,274	1,575,301
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 5.50%, 10/25/2035 (b)	273,751	264,042
TOTAL MORTGAGE-BACKED SECURITIES (Cost $14,066,672)		12,566,451
COMMERCIAL MORTGAGE BACKED SECURITIES — 6.0%
ACREC LLC Series 2023-FL2, Class A, 1 mo. USD Term SOFR + 2.23%, 7.56%, 2/19/2038 (a) (b)	250,000	249,469
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	123,199
Security Description	Principal Amount	Value
AREIT Trust Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 6.56%, 1/20/2037 (a) (b)	$89,408	$87,849
Bank:
Series 2017-BNK6, Class XA, IO, 0.91%, 7/15/2060 (b)	988,702	21,598
Series 2020-BN26, Class XA, IO, VRN, 1.34%, 3/15/2063 (b)	1,289,091	71,854
Benchmark Mortgage Trust:
Series 2018-B1, Class XA, IO, 0.68%, 1/15/2051 (b)	1,610,441	29,254
Series 2019-B15, Class XA, IO, VRN, 0.93%, 12/15/2072 (b)	4,041,411	140,816
BPR Trust:
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 6.50%, 9/15/2038 (a) (b)	192,000	184,959
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.23%, 4/15/2037 (a) (b)	250,000	245,465
BX Commercial Mortgage Trust Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 6.18%, 10/15/2036 (a) (b)	134,847	131,924
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 6.50%, 5/15/2038 (a) (b)	138,000	129,776
Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (b)	163,000	150,203
Citigroup Commercial Mortgage Trust:
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	259,966
Series 2016-GC37, Class XA, IO, 1.81%, 4/10/2049 (b)	375,521	11,633
CLNC Ltd. Series 2019-FL1, Class AS, ABS, 1 mo. USD Term SOFR + 1.66%, 6.99%, 8/20/2035 (a) (b)	131,000	129,467
COMM Mortgage Trust:
Series 2014-UBS5, Class A3, 3.57%, 9/10/2047	196,030	193,052
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	200,000	192,194

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-HCLV, Class A, 1 mo. USD Term SOFR + 1.15%, 6.63%, 9/15/2033 (a) (b)	$70,000	$64,050
Series 2015-CR25, Class XA, IO, 0.94%, 8/10/2048 (b)	1,062,898	12,436
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.24%, 6/15/2050 (b)	240,337	7,385
Series 2017-CX10, Class XA, IO, 0.89%, 11/15/2050 (b)	840,406	18,585
Series 2017-CX9, Class XA, IO, 0.75%, 9/15/2050 (b)	1,188,368	15,628
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 0.87%, 6.20%, 10/15/2038 (a) (b)	180,996	176,698
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 6.53%, 7/15/2038 (a) (b)	142,573	141,199
FS Rialto Issuer LLC Series 2019-FL1, Class A, 1 mo. USD Term SOFR + 1.31%, 6.65%, 12/16/2036 (a) (b)	65,445	64,368
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.70%, 7/16/2035 (a) (b)	56,497	55,761
Great Wolf Trust Series 2019, Class A, 1 mo. USD Term SOFR + 1.15%, 6.48%, 12/15/2036 (a) (b)	200,000	199,044
GS Mortgage Securities Corportation Trust Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 6.40%, 10/15/2036 (a) (b)	181,000	172,569
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.23%, 8/10/2050 (b)	370,853	9,592
Series 2020-GC47, Class XA, IO, VRN, 1.24%, 5/12/2053 (b)	2,109,497	114,557
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.93%, 4/15/2037 (a) (b)	183,541	168,760
Series 2016-JP4, Class XA, IO, 0.71%, 12/15/2049 (b)	1,340,337	18,191
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (b)	$150,000	$137,120
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.63%, 6/13/2052 (b)	1,080,236	60,749
LoanCore Issuer Ltd.:
Series 2019-CRE2, Class AS, 1 mo. USD Term SOFR + 1.61%, 6.95%, 5/15/2036 (a) (b)	54,474	54,273
Series 2019-CRE3, Class AS, 1 mo. USD Term SOFR + 1.48%, 6.82%, 4/15/2034 (a) (b)	17,466	17,377
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 6.65%, 7/15/2036 (a) (b)	138,000	134,668
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.82%, 6.15%, 1/15/2027 (a) (b)	152,550	148,937
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class AS, COR, 4.09%, 6/15/2047	201,000	193,101
Series 2014-C15, Class XA, IO, 0.94%, 4/15/2047 (b)	390,583	15
Series 2014-C19, Class LNCX, IO, 0.76%, 12/15/2046 (a) (b)	1,124,127	4,948
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class B, 1 mo. USD Term SOFR + 1.41%, 6.75%, 5/15/2036 (a) (b)	163,000	148,629
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 7.20%, 5/15/2036 (a) (b)	127,000	104,537
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	151,000	134,183
Series 2016-UB12, Class XA, IO, 0.79%, 12/15/2049 (b)	1,322,243	21,758
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 6.23%, 11/15/2023 (a) (b)	180,403	176,335
MSCG Trust Series 2018-SELF, Class A, 1 mo. USD Term SOFR + 0.95%, 6.28%, 10/15/2037 (a) (b)	72,196	71,883

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Natixis Commercial Mortgage Securities Trust Series 2018-FL1, Class A, 1 mo. USD Term SOFR + 1.06%, 6.40%, 6/15/2035 (a) (b)	$25,482	$24,056
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 6.63%, 11/25/2036 (a) (b)	102,870	101,357
RIAL Issuer Ltd. Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 2.25%, 7.58%, 1/19/2037 (a) (b)	250,000	245,809
SMR Mortgage Trust Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.65%, 6.98%, 2/15/2039 (a) (b)	149,364	139,980
SREIT Trust Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 6.18%, 11/15/2038 (a) (b)	181,000	177,540
Starwood Ltd. Series 2019-FL1, Class AS, 1 mo. USD Term SOFR + 1.51%, 6.85%, 7/15/2038 (a) (b)	100,000	97,000
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.68%, 6/15/2050 (b)	596,489	24,915
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	232,152	218,269
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	134,823
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.26%, 6.60%, 2/15/2040 (a) (b)	57,265	54,190
Series 2021-SAVE, Class B, 1 mo. USD Term SOFR + 1.56%, 6.90%, 2/15/2040 (a) (b)	80,000	74,205
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	447,161
Series 2019-C51, Class XA, IO, VRN, 1.48%, 6/15/2052 (b)	974,209	50,916
Series 2019-C52, Class XA, IO, VRN, 1.75%, 8/15/2052 (b)	2,863,740	179,481
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	238,465
Security Description	Principal Amount	Value
Series 2013-C18, Class XA, IO, 0.87%, 12/15/2046 (b)	$678,238	$27
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	219,136
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,737,096)		7,427,344
SENIOR FLOATING RATE LOANS — 5.9%
BROADLINE RETAIL — 0.2%
KFC Holding Co. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.20%, 3/15/2028 (b)	266,936	267,222
BUILDING PRODUCTS — 0.1%
Ingersoll-Rand Services Co. Senior Secured 2020 USD Spinco Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.17%, 3/1/2027 (b)	84,569	84,795
CASINO SERVICES — 0.2%
The Stars Group Holdings BV Senior Secured 2018 USD Incremental Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.90%, 7/21/2026 (b)	225,781	225,922
CHEMICALS — 0.2%
Axalta Coating Systems U.S. Holdings, Inc. Senior Secured 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.50%, 7.89%, 12/20/2029 (b)	105,822	106,136
Element Solutions, Inc. Senior Secured 2019 Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 7.32%, 1/31/2026 (b)	129,389	129,416
		235,552
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Aramark Services, Inc. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.93%, 4/6/2028 (b)	80,000	80,140
Aramark Services, Inc. Senior Secured 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.50%, 7.93%, 6/22/2030 (b)	79,800	79,850
		159,990

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.3%
Resideo Funding, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.69%, 2/11/2028 (b)	$293,233	$294,424
ENTERTAINMENT — 0.2%
WMG Acquisition Corp. Senior Secured 2021 Term Loan G, 1 mo. USD Term SOFR + 2.13%, 7.56%, 1/20/2028 (b)	277,767	278,010
FINANCIAL SERVICES — 0.7%
Fleetcor Technologies Operating Co. LLC Senior Secured 2021 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 7.17%, 4/28/2028 (b)	415,446	414,667
Focus Financial Partners LLC Senior Secured Senior Secured 2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.82%, 6/30/2028 (b)	34,385	34,327
Setanta Aircraft Leasing Designated Activity Co. Senior Secured Term Loan B, 3 mo. USD LIBOR + 2.00%, 7.65%, 11/5/2028 (b)	185,000	185,145
Trans Union LLC Senior Secured 2019 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 7.17%, 11/16/2026 (b)	184,919	184,996
Walker & Dunlop, Inc. Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.67%, 12/16/2028 (b)	39,300	39,275
		858,410
FORESTRY — 0.3%
Asplundh Tree Expert LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.17%, 9/7/2027 (b)	415,365	415,392
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Catalent Pharma Solutions, Inc. Senior Secured 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.44%, 2/22/2028 (b)	158,890	155,738
Horizon Therapeutics USA, Inc. Senior Secured 2021 Term Loan B2, 1 mo. USD Term SOFR + 1.75%, 7.18%, 3/15/2028 (b)	415,414	415,555
Security Description	Principal Amount	Value
ICON Luxembourg Sarl Senior Secured LUX Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.65%, 7/3/2028 (b)	$169,915	$170,060
PRA Health Sciences, Inc. Senior Secured US Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.65%, 7/3/2028 (b)	42,335	42,370
		783,723
HOTELS, RESTAURANTS & LEISURE — 0.0%
Wyndham Hotels & Resorts, Inc. Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.67%, 5/24/2030 (b)	34,913	34,981
HOUSEHOLD PRODUCTS — 0.3%
Reynolds Consumer Products LLC Senior Secured Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.17%, 2/4/2027 (b)	386,009	385,940
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Vistra Operations Co. LLC Senior Secured 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.75%, 7.18%, 12/31/2025 (b)	365,328	365,613
INTERNET & TELECOM — 0.3%
Go Daddy Operating Co. LLC Senior Secured 2022 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.82%, 11/9/2029 (b)	305,433	306,085
MACHINERY — 0.1%
Ali Group North America Corp. Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.43%, 7/30/2029 (b)	69,133	69,181
MEDIA — 0.3%
Charter Communications Operating LLC Senior Secured 2019 Term Loan B2, 3 mo. USD Term SOFR + 1.75%, 7.10%, 2/1/2027 (b)	234,390	234,405
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.93%, 9/18/2026 (b)	135,800	135,800
		370,205

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MRI/MEDICAL DIAG IMAGING — 0.2%
IQVIA, Inc. Senior Secured 2018 USD Term Loan B3, 1 mo. USD LIBOR + 1.75%, 7.18%, 6/11/2025 (b)	$271,862	$272,929
PHARMACEUTICALS — 0.3%
Grifols Worldwide Operations USA, Inc. Senior Secured USD 2019 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 11/15/2027 (b)	319,481	314,529
PROFESSIONAL SERVICES — 0.1%
Trans Union LLC Senior Secured 2021 Term Loan B6, 1 mo. USD Term SOFR + 2.25%, 7.68%, 12/1/2028 (b)	86,044	86,109
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Iron Mountain, Inc. Senior Secured 2018 Term Loan B, 1 mo. USD LIBOR + 1.75% 7.18%, 1/2/2026(b)	415,116	415,013
RETAIL — 0.2%
1011778 BC ULC Senior Secured 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.57%, 9/23/2030 (b)	230,000	229,402
SOFTWARE — 0.4%
Gen Digital, Inc. Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 9/12/2029 (b)	235,360	234,905
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 7.18%, 4/16/2025 (b)	301,294	301,570
		536,475
SPECIALTY RETAIL — 0.2%
Pilot Travel Centers LLC Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.42%, 8/4/2028 (b)	273,601	273,601
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,244,549)		7,263,503

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 4.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (e) (f) (Cost $5,692,727)	5,692,727	$5,692,727
TOTAL INVESTMENTS — 99.0% (Cost $126,773,216)		121,922,138
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,186,351
NET ASSETS — 100.0%		$123,108,489
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.2% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2023. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$19,380,098	$—	$19,380,098
Asset-Backed Securities	—	32,697,625	—	32,697,625
Foreign Government Obligations	—	480,231	—	480,231
U.S. Government Agency Obligations	—	5,092,823	—	5,092,823
U.S. Treasury Obligations	—	31,321,336	—	31,321,336
Mortgage-Backed Securities	—	12,566,451	—	12,566,451
Commercial Mortgage Backed Securities	—	7,427,344	—	7,427,344
Senior Floating Rate Loans	—	7,263,503	—	7,263,503
Short-Term Investment	5,692,727	—	—	5,692,727
TOTAL INVESTMENTS	$5,692,727	$116,229,411	$—	$121,922,138

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,869,754	$3,869,754	$9,415,187	$7,592,214	$—	$—	5,692,727	$5,692,727	$45,623
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg High Yield Bond ETF (a)(b)	54,904	$4,963,322
SPDR Bloomberg International Treasury Bond ETF (a)(b)	625,468	13,284,940
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	574,161	18,057,363
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	2,636,920	72,594,407
SPDR Portfolio Long Term Corporate Bond ETF (a)	152,833	3,246,173
SPDR Portfolio Long Term Treasury ETF (a)	368,092	9,625,606
SPDR Portfolio Mortgage-Backed Bond ETF (a)	2,510,607	52,220,626
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $183,903,627)		173,992,437
SHORT-TERM INVESTMENTS — 23.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	330,931	330,931
State Street Navigator Securities Lending Portfolio II (e)(f)	41,296,327	41,296,327
TOTAL SHORT-TERM INVESTMENTS (Cost $41,627,258)		$41,627,258
TOTAL INVESTMENTS — 123.7% (Cost $225,530,885)		215,619,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.7)%		(41,328,504)
NET ASSETS — 100.0%		$174,291,191

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$173,992,437	$—	$—	$173,992,437
Short-Term Investments	41,627,258	—	—	41,627,258
TOTAL INVESTMENTS	$215,619,695	$—	$—	$215,619,695
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Bloomberg 1-3 Month T-Bill ETF	127,586	$11,714,947	$117,843	$11,797,816	$(3,072)	$(31,902)	—	$—	$60,605
SPDR Bloomberg High Yield Bond ETF	98,180	9,035,505	435,861	4,403,422	(41,645)	(62,977)	54,904	4,963,322	145,626
SPDR Bloomberg International Treasury Bond ETF	558,817	12,601,323	6,617,283	5,262,891	23,577	(694,352)	625,468	13,284,940	46,398
SPDR Portfolio Intermediate Term Corporate Bond ETF	434,649	13,956,579	12,617,872	8,066,717	(145,968)	(304,403)	574,161	18,057,363	204,938
SPDR Portfolio Intermediate Term Treasury ETF	1,951,784	55,215,969	21,890,910	2,758,777	34,006	(1,787,701)	2,636,920	72,594,407	437,632
SPDR Portfolio Long Term Corporate Bond ETF	265,123	6,166,761	4,510,336	7,047,109	(164,481)	(219,334)	152,833	3,246,173	58,731
SPDR Portfolio Long Term Treasury ETF	623,115	18,631,139	811,319	8,047,405	(1,289,518)	(479,929)	368,092	9,625,606	129,162
SPDR Portfolio Mortgage Backed Bond ETF	2,371,611	51,961,997	7,162,405	4,233,546	(324,516)	(2,345,714)	2,510,607	52,220,626	414,094
State Street Institutional U.S. Government Money Market Fund, Class G Shares	300,805	300,805	170,993	140,867	—	—	330,931	330,931	4,426
State Street Navigator Securities Lending Portfolio II	48,283,244	48,283,244	304,419,573	311,406,490	—	—	41,296,327	41,296,327	95,982
Total		$227,868,269	$358,754,395	$363,165,040	$(1,911,617)	$(5,926,312)		$215,619,695	$1,597,594
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 100.0%
The Consumer Discretionary Select Sector SPDR Fund (a)	343,935	$55,366,656
The Communication Services Select Sector SPDR Fund (a)(b)	500,219	32,799,360
The Consumer Staples Select Sector SPDR Fund (a)(b)	155,622	10,708,350
The Energy Select Sector SPDR Fund (a)	183,304	16,568,849
The Financial Select Sector SPDR Fund (a)(b)	957,064	31,745,813
The Health Care Select Sector SPDR Fund (a)(b)	315,460	40,612,320
The Industrial Select Sector SPDR Fund (a)(b)	345,414	35,018,071
The Materials Select Sector SPDR Fund (a)(b)	125,650	9,869,808
The Technology Select Sector SPDR Fund (a)(b)	465,297	76,276,137
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $299,846,843)		308,965,364
SHORT-TERM INVESTMENTS — 26.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (c)(d)	105,356	$105,356
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	82,364,325	$82,364,325
TOTAL SHORT-TERM INVESTMENTS (Cost $82,469,681)		$82,469,681
TOTAL INVESTMENTS — 126.7% (Cost $382,316,524)		391,435,045
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.7)%		(82,487,635)
NET ASSETS — 100.0%		$308,947,410
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$308,965,364	$—	$—	$308,965,364
Short-Term Investments	82,469,681	—	—	82,469,681
TOTAL INVESTMENTS	$391,435,045	$—	$—	$391,435,045
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	385,530	$385,530	$1,637,331	$1,917,505	$—	$—	105,356	$105,356	$6,611
State Street Navigator Securities Lending Portfolio II	91,543,951	91,543,951	406,333,988	415,513,614	—	—	82,364,325	82,364,325	63,631
The Communication Services Select Sector SPDR Fund	96,107	6,254,643	41,150,022	14,225,071	228,476	(608,710)	500,219	32,799,360	85,260
The Consumer Discretionary Select Sector SPDR Fund	295,657	50,205,515	24,339,475	16,049,978	1,066,864	(4,195,220)	343,935	55,366,656	106,679
The Consumer Staples Select Sector SPDR Fund	421,950	31,296,031	24,327,123	42,735,815	(1,894,124)	(284,865)	155,622	10,708,350	76,722
The Energy Select Sector SPDR Fund	167,682	13,610,748	7,564,013	5,795,406	718,180	471,314	183,304	16,568,849	125,455
The Financial Select Sector SPDR Fund	—	—	35,271,873	2,062,410	(20,808)	(1,442,842)	957,064	31,745,813	—
The Health Care Select Sector SPDR Fund	462,115	61,336,524	28,394,012	47,462,943	461,740	(2,117,013)	315,460	40,612,320	174,139
The Industrial Select Sector SPDR Fund	649,374	69,690,818	7,455,039	40,753,055	2,872,922	(4,247,653)	345,414	35,018,071	149,654
The Materials Select Sector SPDR Fund	—	—	31,284,704	20,892,240	(3,692)	(518,964)	125,650	9,869,808	—
The Technology Select Sector SPDR Fund	382,122	66,435,731	34,026,050	19,203,775	646,204	(5,628,073)	465,297	76,276,137	170,329
Total		$390,759,491	$641,783,630	$626,611,812	$4,075,762	$(18,572,026)		$391,435,045	$958,480
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.3%
ALABAMA — 2.2%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$485,990
Southeast Energy Authority A Cooperative District Revenue, AL Series B, 4.00%, 12/1/2051 (a)	500,000	465,043
		951,033
ARIZONA — 2.9%
Chandler Industrial Development Authority Revenue, AZ 3.80%, 12/1/2035 (a)	750,000	736,021
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	80,585
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	436,023
		1,252,629
ARKANSAS — 1.1%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	488,269
CALIFORNIA — 5.9%
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2036 (c)	320,000	186,681
California Community Choice Financing Authority Revenue, CA Series E-1, 5.00%, 2/1/2054 (a)	500,000	504,399
California Housing Finance Agency Revenue, CA Series 2021-1, Class A, 3.50%, 11/20/2035	173,308	151,981
Municipal Improvement Corp. of Los Angeles Revenue, CA Series A, 1.45%, 11/1/2027	540,000	463,698
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2037	210,000	212,372
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	251,059
Palomar Health, General Obligation, CA Series A, AGC, Zero Coupon, 8/1/2027	100,000	85,714
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	181,378
Security Description	Principal Amount	Value
University of California Revenue, CA Series BI, 1.37%, 5/15/2028	$595,000	$502,911
		2,540,193
COLORADO — 4.4%
City & County of Denver Airport System Revenue, CO Series B2, AMT, 5.00%, 11/15/2031 (a)	400,000	403,823
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2030	400,000	401,511
Park Creek Metropolitan District Revenue, CO Series A, Class A, 5.00%, 12/1/2024	575,000	580,094
State of Colorado, Certificate Participation, CO Series A, Class A, 4.00%, 12/15/2036	500,000	486,451
		1,871,879
CONNECTICUT — 2.1%
Connecticut State Health & Educational Facilities Authority Revenue, CT Series A, 5.00%, 7/1/2027	120,000	120,556
South Central Connecticut Regional Water Authority Revenue, CT Series B, 5.00%, 8/1/2037	125,000	127,586
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	638,999
		887,141
FLORIDA — 8.0%
County of Miami-Dade Aviation Revenue, FL Series A, AMT, 5.00%, 10/1/2029	210,000	209,850
County of Miami-Dade Seaport Department Revenue, FL Series A, AMT, 5.00%, 10/1/2038	375,000	377,895
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	450,083
Florida Development Finance Corp. Revenue, FL:
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	298,363
Series A, Class A, AMT, VRN, 7.25%, 7/1/2057 (a) (b)	540,000	561,600
8.00%, 7/1/2057 (a) (b)	540,000	534,596
State of Florida Department of Transportation Revenue, FL Series A, 5.00%, 7/1/2025	1,000,000	1,017,785
		3,450,172

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
GEORGIA — 4.1%
Main Street Natural Gas, Inc. Revenue, GA:
5.00%, 12/1/2053 (a)	$600,000	$606,811
5.00%, 12/1/2054 (a)	565,000	559,722
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	579,320
		1,745,853
GUAM — 0.7%
Territory of Guam Revenue, GU Series A, 5.00%, 11/1/2035	300,000	296,208
HAWAII — 2.2%
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	905,000	924,221
ILLINOIS — 9.3%
Chicago Board of Education, General Obligation, IL:
Series A, 5.00%, 12/1/2035	300,000	298,986
Series A, 5.00%, 12/1/2036	300,000	295,093
Chicago O'Hare International Airport Revenue, IL:
BAM, 5.00%, 1/1/2038	250,000	256,261
Series B, 5.00%, 1/1/2029	160,000	161,378
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2039	230,000	238,961
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2036	900,000	900,776
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2029	360,000	370,806
State of Illinois Sales Tax Revenue, IL Series C, 5.00%, 6/15/2026	565,000	576,924
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	96,378
Series A, 4.00%, 3/1/2038	730,000	660,797
Series A, 5.00%, 12/1/2031	150,000	153,684
		4,010,044
IOWA — 0.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	186,410
KENTUCKY — 1.0%
Kentucky Economic Development Finance Authority Revenue, KY Series A, 4.25%, 7/1/2035	450,000	424,155
Security Description	Principal Amount	Value
LOUISIANA — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	$250,000	$254,342
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2039	800,000	831,836
		1,086,178
MARYLAND — 1.1%
State of Maryland Department of Transportation Revenue, MD:
Series B, Class B, AMT, 5.00%, 8/1/2030	200,000	207,758
Series B, Class B, AMT, 5.00%, 8/1/2031	250,000	260,857
		468,615
MICHIGAN — 6.0%
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	110,000	114,425
5.50%, 12/1/2026	700,000	715,541
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	729,378
Southfield Public Schools, General Obligation, MI 5.00%, 5/1/2046	1,000,000	1,019,122
		2,578,466
MINNESOTA — 0.3%
State of Minnesota, General Obligation, MN Series A, Class A, 5.00%, 8/1/2035	100,000	105,316
MISSOURI — 3.7%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, Class A, 4.00%, 1/1/2036	600,000	584,802
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	106,552
Park Hill School District of Platte County, General Obligation, MO 3.00%, 3/1/2032	1,000,000	887,832
		1,579,186
NEBRASKA — 1.4%
Central Plains Energy Project Revenue, NE:
5.00%, 3/1/2050 (a)	300,000	301,013
5.00%, 5/1/2054 (a)	275,000	278,198
		579,211

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
NEVADA — 1.2%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	$500,000	$503,027
NEW JERSEY — 3.0%
New Jersey Economic Development Authority Revenue, NJ 5.00%, 6/15/2031	1,000,000	1,053,790
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A, Class A, 5.00%, 6/15/2025	245,000	248,512
		1,302,302
NEW MEXICO — 2.1%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	915,945
NEW YORK — 3.4%
City of New York, General Obligation, NY Series A-1, 4.00%, 8/1/2037	1,000,000	956,436
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A-1, 5.00%, 11/1/2023	10,000	10,007
Series B1, 5.00%, 8/1/2027	120,000	120,814
New York State Dormitory Authority Revenue, NY Series B, 5.00%, 2/15/2034	300,000	300,616
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 11/1/2025	85,000	87,165
		1,475,038
OREGON — 3.9%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2032	900,000	942,692
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series A, 5.00%, 6/15/2038	695,000	723,319
		1,666,011
PENNSYLVANIA — 6.5%
City of Philadelphia Airport Revenue, PA Series B, Class B, AMT, 5.00%, 7/1/2032	750,000	762,989
Commonwealth Financing Authority Revenue, PA AGM, 4.00%, 6/1/2039 (c)	550,000	498,575
Security Description	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Revenue, PA Series A, Class A, 5.00%, 2/1/2025	$100,000	$100,766
Pennsylvania State University Revenue, PA Series B, 5.00%, 9/1/2033	600,000	617,840
Pennsylvania Turnpike Commission Revenue, PA Series B, Class B, 5.00%, 12/1/2031	800,000	822,861
		2,803,031
TENNESSEE — 2.2%
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2030	530,000	454,099
Tennergy Corp. Revenue, TN Series A, 5.00%, 2/1/2050 (a)	500,000	501,286
		955,385
TEXAS — 7.2%
Austin Independent School District, General Obligation, TX 5.00%, 8/1/2036	500,000	541,973
Central Texas Turnpike System Revenue, TX Series B, 5.00%, 8/15/2037	525,000	526,040
Forney Independent School District, General Obligation, TX Series B, 5.00%, 8/15/2039 (c)	425,000	447,199
Harris County-Houston Sports Authority Revenue, TX Series A, 5.00%, 11/15/2029	505,000	508,328
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	315,931
Plano Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2027 (c)	215,000	221,137
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX 5.50%, 12/31/2058	500,000	509,108
		3,069,716
UTAH — 2.5%
City of Salt Lake City Airport Revenue, UT Series A, 5.25%, 7/1/2038	375,000	394,772
Vineyard Redevelopment Agency, Special Obligation, UT:
AGM, 5.00%, 5/1/2024 (c)	350,000	351,968
AGM, 5.00%, 5/1/2027 (c)	325,000	337,573
		1,084,313

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 1.1%
Virginia Small Business Financing Authority Revenue, VA:
AMT, 5.00%, 6/30/2039	$125,000	$125,182
AMT, 5.00%, 12/31/2039	355,000	355,516
		480,698
WASHINGTON — 4.5%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2039	300,000	318,293
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	751,740
State of Washington, General Obligation, WA:
Series D, Class D, 5.00%, 2/1/2036	700,000	701,541
Series 2017-A, 5.00%, 8/1/2029	150,000	155,038
		1,926,612
WISCONSIN — 2.4%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	219,768
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	332,635
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	700,000	497,432
		1,049,835
TOTAL MUNICIPAL BONDS & NOTES (Cost $45,982,552)		42,657,092
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (d) (e) (Cost $315,317)	315,317	315,317
TOTAL INVESTMENTS — 100.0% (Cost $46,297,869)		42,972,409
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(18,311)
NET ASSETS — 100.0%		$42,954,098

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	3.2%
Permanent School Fund Guaranteed	1.5%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2023.
(f)	Amount is less than 0.05% of net assets.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$42,657,092	$—	$42,657,092
Short-Term Investment	315,317	—	—	315,317
TOTAL INVESTMENTS	$315,317	$42,657,092	$—	$42,972,409

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	167,594	$167,594	$5,003,127	$4,855,404	$—	$—	315,317	$315,317	$8,707
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills Zero Coupon, 11/28/2023 (Cost $247,873)	$250,000	$247,891
MUNICIPAL BONDS & NOTES — 98.8%
ARIZONA — 0.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, Class D, 5.00%, 7/1/2030	215,000	223,714
CALIFORNIA — 7.6%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	600,000	617,437
California Municipal Finance Authority Revenue, CA Series A, Class A, 5.00%, 11/1/2023	600,000	600,011
Compton Unified School District, General Obligation, CA Series B, Class B, BAM, 4.00%, 6/1/2032	175,000	175,424
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2029	145,000	147,342
Los Angeles Department of Water & Power Revenue, CA Series E, 5.00%, 7/1/2039	600,000	601,410
Orange County Community Facilities District, Special Tax Revenue, CA Series A, Class A, 5.00%, 8/15/2052	200,000	187,885
San Francisco Unified School District, General Obligation, CA 4.00%, 6/15/2026	185,000	187,330
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2035	175,000	177,519
		2,694,358
COLORADO — 3.1%
Regional Transportation District Revenue, CO Series A, Class A, 5.00%, 7/15/2027	500,000	513,544
State of Colorado, Certificate Participation, CO Series A, Class A, 4.00%, 12/15/2036	615,000	598,335
		1,111,879
CONNECTICUT — 2.9%
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	638,999
Security Description	Principal Amount	Value
University of Connecticut Revenue, CT Series A, Class A, 5.00%, 4/15/2026	$380,000	$392,453
		1,031,452
DELAWARE — 0.5%
Delaware Transportation Authority Revenue, DE 3.25%, 7/1/2025	180,000	177,181
DISTRICT OF COLUMBIA — 2.7%
District of Columbia Revenue, DC Series A, Class A, AMT, 5.00%, 8/31/2026	700,000	711,086
Washington Metropolitan Area Transit Authority Revenue, DC 5.00%, 7/1/2024	250,000	251,992
		963,078
FLORIDA — 9.0%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2025	290,000	296,441
City of Pompano Beach Revenue, FL 3.50%, 9/1/2030	250,000	221,830
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2037	560,000	563,948
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2034	385,000	360,560
Series A, Class A, 4.00%, 6/15/2042	500,000	404,289
Series A, Class A, AMT, VRN, 7.25%, 7/1/2057 (a) (b)	300,000	312,000
8.00%, 7/1/2057 (a) (b)	300,000	296,998
Miami-Dade County Expressway Authority Revenue, FL Series A, Class A, 5.00%, 7/1/2025	100,000	100,646
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2027	150,000	158,202
Palm Beach County Health Facilities Authority Revenue, FL 5.00%, 11/15/2032	100,000	100,481
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	182,975
4.20%, 5/1/2037	200,000	174,478
		3,172,848
IDAHO — 2.5%
Idaho Housing & Finance Association Revenue, ID Series A, 4.00%, 8/15/2048	1,000,000	877,498

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 5.2%
Chicago O'Hare International Airport Revenue, IL:
BAM, 5.00%, 1/1/2038	$250,000	$256,261
Series C, AMT, 5.00%, 1/1/2034	400,000	416,371
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2036	270,000	288,841
Illinois State Toll Highway Authority Revenue, IL:
Series B, 5.00%, 1/1/2036	600,000	600,518
Series B, 5.00%, 1/1/2027	140,000	145,540
State of Illinois, General Obligation, IL 5.50%, 1/1/2028	130,000	137,388
		1,844,919
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	279,615
MAINE — 0.3%
City of Auburn, General Obligation, ME 5.00%, 9/1/2024	100,000	101,065
MARYLAND — 2.8%
Maryland Economic Development Corp. Revenue, MD Series B, Class B, AMT, 5.00%, 12/31/2036	425,000	425,446
State of Maryland, General Obligation, MD Series B, Class B, 5.00%, 8/1/2027	400,000	421,878
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	150,000	157,760
		1,005,084
MASSACHUSETTS — 0.7%
Massachusetts Development Finance Agency Revenue, MA Series A-2, 5.00%, 7/1/2027	250,000	261,778
MICHIGAN — 2.1%
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	729,378
MINNESOTA — 2.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue, MN Series A, Class A, 5.00%, 11/15/2026	435,000	449,177
Security Description	Principal Amount	Value
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series B, Class B, AMT, 5.00%, 1/1/2034	$300,000	$312,279
		761,456
MISSOURI — 1.7%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, Class A, 4.00%, 1/1/2036	600,000	584,802
NEVADA — 1.4%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	503,027
NEW JERSEY — 3.6%
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2034	160,000	138,565
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	188,910
Series QQQ, 5.00%, 6/15/2033	275,000	290,509
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	323,876
State of New Jersey, General Obligation, NJ Series A, Class A, 5.00%, 6/1/2027	330,000	345,222
		1,287,082
NEW YORK — 9.3%
City of New York, General Obligation, NY:
Series E1, 5.00%, 4/1/2039	300,000	313,630
Series A, 5.00%, 8/1/2025	105,000	107,301
Series A-1, 5.00%, 9/1/2034	400,000	434,328
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 5.00%, 2/15/2030	300,000	311,984
Metropolitan Transportation Authority Revenue, NY:
Series E, Class E, 3.50%, 11/15/2032	230,000	209,716
Series A, 5.00%, 11/15/2037	575,000	612,678
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, Class A, 5.00%, 7/15/2038	475,000	495,481
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series F-1, 5.00%, 11/1/2034	250,000	268,507

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
New York Transportation Development Corp. Revenue, NY:
AMT, 5.00%, 12/1/2036	$250,000	$252,685
AMT, 5.00%, 12/1/2037	300,000	300,432
		3,306,742
NORTH CAROLINA — 1.0%
County of Durham Revenue, NC Series A, 5.00%, 6/1/2042	320,000	337,706
OKLAHOMA — 3.3%
Carter County Public Facilities Authority Revenue, OK 5.00%, 9/1/2028	200,000	203,573
Grand River Dam Authority Revenue, OK Series A, Class A, 5.00%, 6/1/2039	700,000	699,693
Muskogee Industrial Trust Revenue, OK 4.00%, 9/1/2032	100,000	90,405
Norman Regional Hospital Authority Revenue, OK 4.00%, 9/1/2037	230,000	188,041
		1,181,712
OREGON — 4.1%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	745,000	763,288
Warm Springs Reservation Confederated Tribe Revenue, OR Series B, 5.00%, 11/1/2039 (b)	650,000	668,899
		1,432,187
PENNSYLVANIA — 4.1%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-2, Class A, 4.00%, 5/15/2053	250,000	204,489
4.60%, 10/1/2046 (a)	750,000	749,759
Pennsylvania Turnpike Commission Revenue, PA 5.00%, 6/1/2027	500,000	508,759
		1,463,007
TENNESSEE — 0.6%
Tennessee Housing Development Agency Revenue, TN Series 2A, 4.15%, 7/1/2038	250,000	226,429
TEXAS — 9.7%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2029	425,000	455,901
City of Dallas, General Obligation, TX AGM, 3.13%, 2/15/2035 (c)	950,000	829,352
Security Description	Principal Amount	Value
City of Garland Electric Utility System Revenue, TX 5.00%, 3/1/2024	$300,000	$301,081
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2034	105,000	106,389
Lower Colorado River Authority Revenue, TX Series B, 5.00%, 5/15/2039 (a)	590,000	612,572
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX 5.50%, 12/31/2058	500,000	509,109
Texas Woman's University Revenue, TX Series A, Class A, 5.00%, 7/1/2037	585,000	616,177
		3,430,581
UTAH — 1.1%
City of Salt Lake City Airport Revenue, UT Series A, 5.25%, 7/1/2038	375,000	394,772
VIRGINIA — 3.5%
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 11/1/2023	610,000	610,228
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, Class A, 5.00%, 7/1/2026	125,000	129,128
Virginia Small Business Financing Authority Revenue, VA 5.00%, 1/1/2037	500,000	510,326
		1,249,682
WASHINGTON — 7.5%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, Class S1, 5.00%, 11/1/2045	105,000	107,505
King County Public Hospital District No. 1, General Obligation, WA 5.00%, 12/1/2036	590,000	599,499
Port of Seattle Revenue, WA:
Series B, 5.00%, 6/1/2034	200,000	215,060
Series C, AMT, 5.00%, 4/1/2035	750,000	751,740
State of Washington, General Obligation, WA:
Series D, Class D, 5.00%, 2/1/2036	700,000	701,541
Series A, 5.00%, 8/1/2033	250,000	261,147
		2,636,492

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
WISCONSIN — 4.9%
Public Finance Authority Revenue, WI Series A, Class A, 4.00%, 11/15/2037	$600,000	$524,760
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 4.00%, 4/1/2039	800,000	715,451
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	675,000	479,666
		1,719,877
TOTAL MUNICIPAL BONDS & NOTES (Cost $36,647,826)		34,989,401
TOTAL INVESTMENTS — 99.5% (Cost $36,895,699)		35,237,292
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		182,971
NET ASSETS — 100.0%		$35,420,263

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp	2.4%
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$247,891	$—	$247,891
Municipal Bonds & Notes	—	34,989,401	—	34,989,401
TOTAL INVESTMENTS	$—	$35,237,292	$—	$35,237,292

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	263,694	$263,694	$2,469,254	$2,732,948	$—	$—	—	$—	$4,912
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 55.8%
AUSTRALIA — 0.3%
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	$126,000	$117,602
BRAZIL — 0.3%
Petrobras Global Finance BV 6.50%, 7/3/2033	105,000	100,213
CANADA — 1.7%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	7,000	6,300
Garda World Security Corp. 9.50%, 11/1/2027 (a)	29,000	27,705
Magna International, Inc. 5.98%, 3/21/2026	183,000	183,122
Nutrien Ltd.:
4.90%, 3/27/2028	73,000	70,509
5.80%, 3/27/2053	16,000	14,667
Open Text Corp. 3.88%, 12/1/2029 (a)	81,000	66,473
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	22,000	20,741
TransCanada PipeLines Ltd. 6.20%, 3/9/2026	219,000	218,838
		608,355
CHINA — 0.7%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	129,000	73,024
Li Auto, Inc. 0.25%, 5/1/2028	10,000	14,128
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	44,000	40,387
Prosus NV 4.19%, 1/19/2032 (a)	165,000	131,523
		259,062
DENMARK — 0.3%
AP Moller - Maersk AS 5.88%, 9/14/2033 (a)	100,000	97,060
FRANCE — 0.9%
BNP Paribas SA 5 yr. CMT + 3.75%, 4.63%, 1/12/2027 (a) (b)	165,000	134,158
Societe Generale SA 5 yr. USD Swap + 4.98%, 7.88%, 12/18/2023 (a) (b)	172,000	170,132
		304,290
GERMANY — 0.5%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	90,000	68,851
Security Description	Principal Amount	Value
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	$125,000	$113,002
		181,853
HONG KONG — 0.1%
Seaspan Corp. 5.50%, 8/1/2029 (a)	50,000	39,954
IRELAND — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	90,000	71,650
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (b)	165,000	163,865
		235,515
ITALY — 2.1%
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	165,000	160,979
1 yr. CMT + 3.90%, 7.78%, 6/20/2054 (a) (b)	200,000	180,548
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	406,000	382,919
		724,446
JAPAN — 0.5%
NTT Finance Corp. 4.14%, 7/26/2024 (a)	165,000	162,626
NETHERLANDS — 1.0%
ING Groep NV:
5 yr. USD Swap + 4.45%, 6.50%, 4/16/2025 (b)	172,000	162,289
SOFR + 1.56%, 6.90%, 9/11/2027 (b)	200,000	200,480
		362,769
SPAIN — 0.5%
Banco Santander SA VRN, 5 yr. USD ICE Swap + 4.99%, 7.50%, 2/8/2024 (b)	172,000	167,304
SWITZERLAND — 1.9%
Credit Suisse AG 4.75%, 8/9/2024	410,000	404,244
UBS Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	214,000	213,591
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	9,000	6,953
9.50%, 6/1/2028 (a)	30,000	26,426
		651,214
UNITED KINGDOM — 1.4%
Barclays PLC 5 yr. CMT + 3.41%, 4.38%, 3/15/2028 (b)	284,000	196,150
British Telecommunications PLC 9.63%, 12/15/2030	95,000	111,876

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Standard Chartered PLC 1 yr. CMT + 0.95%, 1.82%, 11/23/2025 (a) (b)	$165,000	$155,978
TechnipFMC PLC 6.50%, 2/1/2026 (a)	36,000	35,439
		499,443
UNITED STATES — 42.9%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	91,000	83,835
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	5,000	4,799
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	42,000	36,155
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	8,000	6,786
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	45,000	36,379
5.88%, 6/1/2029 (a)	23,000	21,675
Amazon.com, Inc. 3.10%, 5/12/2051	85,000	56,034
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	34,000	30,135
American Express Co. 5.85%, 11/5/2027	35,000	35,244
American International Group, Inc. Series A-9, 3 mo. USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	17,000	15,789
American Tower Corp. 2.30%, 9/15/2031	145,000	109,907
Ameriprise Financial, Inc. 4.50%, 5/13/2032	44,000	40,222
Amgen, Inc. 4.20%, 3/1/2033	90,000	79,811
ANGI Group LLC 3.88%, 8/15/2028 (a)	43,000	33,653
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	94,000	88,599
Apple, Inc. 4.00%, 5/10/2028	120,000	115,117
APX Group, Inc.:
5.75%, 7/15/2029 (a)	44,000	37,122
6.75%, 2/15/2027 (a)	5,000	4,816
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	18,000	14,608
Arcosa, Inc. 4.38%, 4/15/2029 (a)	89,000	77,745
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	16,000	14,053
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	10,000	8,690
Security Description	Principal Amount	Value
Artera Services LLC 9.03%, 12/4/2025 (a)	$19,000	$17,524
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	25,000	20,435
AT&T, Inc.:
3.55%, 9/15/2055	44,000	26,971
3.65%, 9/15/2059	56,000	34,033
3.80%, 12/1/2057	7,000	4,433
Avnet, Inc. 5.50%, 6/1/2032	42,000	38,569
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	153,000	131,597
Bank of America Corp.:
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	130,000	130,562
Series MTN, SOFR + 1.33%, 6.68%, 4/2/2026 (b)	295,000	296,643
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a)	5,000	4,683
6.50%, 8/1/2030 (a)	26,000	25,222
Beauty Health Co. 1.25%, 10/1/2026 (a)	80,000	62,391
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	28,000	25,586
7.25%, 10/15/2029	14,000	13,113
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	29,000	28,571
BGC Partners, Inc. 4.38%, 12/15/2025	127,000	117,974
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	124,000	111,653
BlackRock, Inc. 2.10%, 2/25/2032	63,000	48,705
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	85,000	71,440
Blackstone Private Credit Fund:
2.35%, 11/22/2024	200,000	190,164
2.63%, 12/15/2026	131,000	112,698
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	130,000	114,250
2.85%, 9/30/2028	46,000	37,581
Block, Inc. 0.13%, 3/1/2025	20,000	18,578
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	100,000	96,783
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	30,000	26,453
Boise Cascade Co. 4.88%, 7/1/2030 (a)	88,000	77,171
Booking Holdings, Inc. 0.75%, 5/1/2025	5,000	8,368
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	24,000	24,052

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	$41,000	$38,436
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	204,000	141,272
4.15%, 4/15/2032 (a)	116,000	100,405
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	52,000	43,353
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	25,000	20,506
5.00%, 3/1/2030 (a)	44,000	39,194
California Resources Corp. 7.13%, 2/1/2026 (a)	99,000	99,641
Calumet Specialty Products Partners LP/Calumet Finance Corp. 8.13%, 1/15/2027 (a)	25,000	23,975
Carnival Corp. 5.75%, 3/1/2027 (a)	89,000	80,504
Carpenter Technology Corp.:
6.38%, 7/15/2028	5,000	4,837
7.63%, 3/15/2030	25,000	25,093
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	24,000	18,184
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	85,000	82,283
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	6,000	4,778
4.50%, 8/15/2030 (a)	85,000	69,720
4.75%, 3/1/2030 (a)	83,000	69,803
5.00%, 2/1/2028 (a)	5,000	4,539
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	14,932
Central Garden & Pet Co. 4.13%, 10/15/2030	84,000	70,069
Century Communities, Inc. 3.88%, 8/15/2029 (a)	16,000	13,222
Chord Energy Corp. 6.38%, 6/1/2026 (a)	55,000	53,960
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	46,000	40,842
Citigroup, Inc. Series Z, 5 yr. CMT + 3.21%, 7.38%, 5/15/2028 (b)	58,000	56,362
Civitas Resources, Inc. 8.75%, 7/1/2031 (a)	86,000	88,033
Clarios Global LP/Clarios U.S. Finance Co. 8.50%, 5/15/2027 (a)	41,000	40,823
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	37,000	34,033
CMG Media Corp. 8.88%, 12/15/2027 (a)	22,000	17,220
Security Description	Principal Amount	Value
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	$43,000	$35,986
CNX Resources Corp. 6.00%, 1/15/2029 (a)	61,000	56,907
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	58,000	41,776
Comcast Corp. 2.99%, 11/1/2063	80,000	44,220
Commercial Metals Co. 4.38%, 3/15/2032	22,000	18,449
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	43,000	33,578
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	58,000	51,389
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	29,000	22,024
Corporate Office Properties LP 2.75%, 4/15/2031	17,000	12,707
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	57,000	58,194
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	85,000	71,530
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	29,000	21,971
CVR Energy, Inc. 5.75%, 2/15/2028 (a)	45,000	40,745
CVS Health Corp.:
5.25%, 2/21/2033	89,000	84,172
5.30%, 6/1/2033	80,000	75,792
CyberArk Software Ltd. Zero Coupon, 11/15/2024	11,000	12,690
Datadog, Inc. 0.13%, 6/15/2025	11,000	12,952
DaVita, Inc.:
3.75%, 2/15/2031 (a)	10,000	7,610
4.63%, 6/1/2030 (a)	57,000	46,775
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	74,000	67,751
Deluxe Corp. 8.00%, 6/1/2029 (a)	23,000	18,985
Diamondback Energy, Inc. 6.25%, 3/15/2033	85,000	85,099
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	68,000	60,148
DISH DBS Corp. 5.88%, 11/15/2024	180,000	167,524
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	16,000	12,191
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	53,000	53,339
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	37,249

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co. 4.70%, 2/27/2033	$73,000	$70,203
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	40,000	38,438
Encompass Health Corp. 4.63%, 4/1/2031	40,000	34,007
Endeavor Energy Resources LP/EER Finance, Inc. 5.75%, 1/30/2028 (a)	5,000	4,823
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	36,000	31,178
EnerSys 4.38%, 12/15/2027 (a)	56,000	50,882
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	15,000	14,553
Enstar Group Ltd. 3.10%, 9/1/2031	22,000	16,562
Enterprise Products Operating LLC 5.05%, 1/10/2026	65,000	64,258
Enviri Corp. 5.75%, 7/31/2027 (a)	36,000	31,648
EQM Midstream Partners LP 4.00%, 8/1/2024	82,000	79,987
Eversource Energy 4.75%, 5/15/2026	219,000	214,099
Exact Sciences Corp. 0.38%, 3/1/2028	11,000	9,512
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	37,000	35,756
Fidelity National Financial, Inc. 2.45%, 3/15/2031	34,000	26,177
Ford Motor Credit Co. LLC 5.58%, 3/18/2024	225,000	223,528
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	16,000	14,579
5.00%, 3/1/2028 (a)	66,000	59,364
Freedom Mortgage Corp. 7.63%, 5/1/2026 (a)	18,000	16,778
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	32,000	27,554
Gap, Inc. 3.63%, 10/1/2029 (a)	9,000	6,666
Gartner, Inc. 3.63%, 6/15/2029 (a)	29,000	24,849
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	57,000	54,377
3.80%, 4/7/2025	215,000	207,213
5.00%, 4/9/2027	68,000	65,254
5.40%, 4/6/2026	125,000	122,361
Genworth Holdings, Inc. 6.50%, 6/15/2034	28,000	24,023
Getty Images, Inc. 9.75%, 3/1/2027 (a)	14,000	13,978
Security Description	Principal Amount	Value
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	$28,000	$27,833
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	34,000	28,034
Global Payments, Inc. 5.40%, 8/15/2032	35,000	32,738
Goodyear Tire & Rubber Co.:
5.25%, 7/15/2031	6,000	4,927
5.63%, 4/30/2033	6,000	4,919
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	28,000	19,517
Grand Canyon University 4.13%, 10/1/2024	60,000	57,286
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	17,000	13,973
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	25,000	21,713
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	32,000	27,556
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	47,000	43,291
Howmet Aerospace, Inc.:
5.90%, 2/1/2027	38,000	37,338
5.95%, 2/1/2037	9,000	8,448
6.75%, 1/15/2028	24,000	24,161
HSBC USA, Inc. 5.63%, 3/17/2025	378,000	375,706
HubSpot, Inc. 0.38%, 6/1/2025	5,000	8,909
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	44,000	37,613
iHeartCommunications, Inc. 8.38%, 5/1/2027	20,000	14,338
Interface, Inc. 5.50%, 12/1/2028 (a)	43,000	36,902
International Business Machines Corp. 4.40%, 7/27/2032	80,000	73,617
IRB Holding Corp. 7.00%, 6/15/2025 (a)	21,000	20,998
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	17,000	13,975
Iron Mountain, Inc.:
5.25%, 7/15/2030 (a)	88,000	76,681
5.63%, 7/15/2032 (a)	23,000	19,832
ITT Holdings LLC 6.50%, 8/1/2029 (a)	17,000	14,535
Jabil, Inc. 5.45%, 2/1/2029	11,000	10,676
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	6,000	5,305

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	$36,000	$31,756
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	80,000	54,783
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	110,000	101,205
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	60,000	57,750
KB Home:
4.00%, 6/15/2031	8,000	6,497
4.80%, 11/15/2029	89,000	78,642
Kinder Morgan, Inc. 4.80%, 2/1/2033	85,000	76,525
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	6,000	5,078
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	26,000	21,579
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	100,000	59,160
4.57%, 2/1/2029 (a)	31,000	29,218
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	35,000	23,104
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	86,000	72,401
Lowe's Cos., Inc. 2.80%, 9/15/2041	95,000	61,388
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	29,000	26,261
M/I Homes, Inc. 4.95%, 2/1/2028	56,000	50,488
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	37,000	37,672
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	14,000	13,640
McCormick & Co., Inc. 4.95%, 4/15/2033	73,000	67,710
Medtronic Global Holdings SCA 4.25%, 3/30/2028	47,000	44,962
Meritage Homes Corp. 3.88%, 4/15/2029 (a)	61,000	52,442
Micron Technology, Inc.:
3.37%, 11/1/2041	58,000	38,115
6.75%, 11/1/2029	80,000	81,326
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	22,000	19,550
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	19,000	15,078
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	34,000	28,084
MongoDB, Inc. 0.25%, 1/15/2026	6,000	10,265
Security Description	Principal Amount	Value
Moody's Corp. 2.00%, 8/19/2031	$56,000	$43,376
Moog, Inc. 4.25%, 12/15/2027 (a)	90,000	81,255
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	95,000	69,422
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	90,000	81,805
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	68,000	65,403
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	50,000	47,234
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	22,000	21,305
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (a)	24,000	20,413
MPLX LP 4.95%, 9/1/2032	60,000	54,653
MSCI, Inc. 3.63%, 11/1/2031 (a)	25,000	20,446
Murphy Oil USA, Inc. 4.75%, 9/15/2029	62,000	55,897
Nationstar Mortgage Holdings, Inc. 5.00%, 2/1/2026 (a)	36,000	33,633
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a)	31,000	29,668
7.75%, 2/15/2029 (a)	15,000	13,924
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	95,000	62,473
4.13%, 10/1/2027 (a)	125,000	120,362
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	5,000	4,599
News Corp. 3.88%, 5/15/2029 (a)	86,000	73,914
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	50,000	49,192
6.05%, 3/1/2025	31,000	31,049
NFP Corp. 6.88%, 8/15/2028 (a)	40,000	34,282
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	18,000	16,895
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	51,000	50,883
Noble Finance II LLC 8.00%, 4/15/2030 (a)	53,000	53,638
Northern Oil & Gas, Inc. 8.75%, 6/15/2031 (a)	24,000	24,192
Novelis Corp. 3.25%, 11/15/2026 (a)	5,000	4,462
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	53,000	42,776
5.25%, 6/15/2029 (a)	22,000	19,410

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Oceaneering International, Inc. 6.00%, 2/1/2028	$34,000	$32,030
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028 (a)	94,000	89,630
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	25,000	25,124
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	17,000	15,607
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	33,000	27,520
PepsiCo, Inc. 4.20%, 7/18/2052	60,000	49,414
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	26,000	25,647
PG&E Corp.:
5.00%, 7/1/2028	25,000	22,638
5.25%, 7/1/2030	23,000	20,020
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	40,000	35,804
Pike Corp. 5.50%, 9/1/2028 (a)	24,000	21,049
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	19,000	17,649
Presidio Holdings, Inc. 8.25%, 2/1/2028 (a)	18,000	17,189
PTC, Inc. 4.00%, 2/15/2028 (a)	5,000	4,480
Public Storage Operating Co. 2.25%, 11/9/2031	44,000	34,348
QUALCOMM, Inc. 5.40%, 5/20/2033	130,000	130,096
Rand Parent LLC 8.50%, 2/15/2030 (a)	39,000	36,069
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.75%, 1/15/2029 (a)	47,000	33,915
Republic Services, Inc. 5.00%, 4/1/2034	21,000	19,874
Rockies Express Pipeline LLC:
4.95%, 7/15/2029 (a)	24,000	21,363
6.88%, 4/15/2040 (a)	13,000	11,331
Royal Caribbean Cruises Ltd.:
7.50%, 10/15/2027	7,000	7,004
11.63%, 8/15/2027 (a)	140,000	151,850
Sabre Global, Inc.:
8.63%, 6/1/2027 (a)	23,000	19,500
11.25%, 12/15/2027 (a)	32,000	29,357
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	110,000	95,470
Seagate HDD Cayman 8.50%, 7/15/2031 (a)	61,000	62,515
Sempra 3.70%, 4/1/2029	22,000	19,787
Security Description	Principal Amount	Value
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	$60,000	$53,755
Shift4 Payments, Inc. Zero Coupon, 12/15/2025	11,000	10,859
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	36,000	19,315
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a) (c)	20,000	20,049
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	28,000	27,950
SM Energy Co. 6.63%, 1/15/2027	5,000	4,900
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	59,000	54,456
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	33,000	31,854
Southern Co. 5.15%, 10/6/2025	175,000	173,161
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	31,000	29,074
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	18,000	13,908
4.38%, 7/15/2030 (a)	50,000	41,413
5.00%, 2/15/2027 (a)	13,000	12,073
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	145,000	126,810
Steelcase, Inc. 5.13%, 1/18/2029	51,000	45,266
Stem, Inc. 0.50%, 12/1/2028 (a)	201,000	115,866
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	21,000	17,809
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	32,000	28,074
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	151,000	145,830
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	54,000	49,164
6.00%, 3/1/2027 (a)	5,000	4,714
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	60,000	55,861
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	12,000	9,249
4.00%, 4/15/2029 (a)	54,000	45,080
Tenneco, Inc. 8.00%, 11/17/2028 (a)	26,000	21,145

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Texas Instruments, Inc. 4.90%, 3/14/2033	$94,000	$90,829
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	45,000	37,083
Titan International, Inc. 7.00%, 4/30/2028	39,000	36,472
T-Mobile USA, Inc. 4.80%, 7/15/2028	146,000	140,189
TMS International Corp. 6.25%, 4/15/2029 (a)	17,000	14,079
TopBuild Corp. 3.63%, 3/15/2029 (a)	56,000	47,720
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	38,000	35,737
TransDigm, Inc. 6.88%, 12/15/2030 (a)	63,000	61,735
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	94,000	86,895
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	68,000	57,268
Truist Financial Corp. Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	110,000	108,754
U.S. Cellular Corp. 6.70%, 12/15/2033	38,000	36,806
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	66,000	66,406
Unisys Corp. 6.88%, 11/1/2027 (a)	32,000	23,959
United Airlines Pass-Through Trust:
Series 2020-1, Class A, 5.88%, 4/15/2029	27,996	27,732
Series 2020-1, Class B, 4.88%, 7/15/2027	99,560	95,778
United Parcel Service, Inc. 4.88%, 3/3/2033	104,000	100,288
UnitedHealth Group, Inc. 5.88%, 2/15/2053	85,000	85,341
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	36,000	31,968
Urban One, Inc. 7.38%, 2/1/2028 (a)	31,000	26,591
USI, Inc. 6.88%, 5/1/2025 (a)	21,000	20,838
Valaris Ltd. 8.38%, 4/30/2030 (a)	54,000	54,036
Verizon Communications, Inc.:
2.10%, 3/22/2028	136,000	116,870
2.85%, 9/3/2041	24,000	15,445
3.55%, 3/22/2051	61,000	40,161
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	13,000	13,001
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	31,000	28,270
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	46,000	38,496
Security Description	Principal Amount	Value
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	$117,000	$100,583
VMware, Inc. 4.50%, 5/15/2025	240,000	234,326
Warnermedia Holdings, Inc. 6.41%, 3/15/2026	58,000	57,994
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	5,000	4,668
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	16,000	14,961
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	17,000	16,041
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	28,000	28,179
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	48,000	41,620
Wells Fargo & Co. SOFR + 2.02%, 5.39%, 4/24/2034 (b)	73,000	68,367
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	10,617
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	18,000	15,878
World Acceptance Corp. 7.00%, 11/1/2026 (a)	16,000	13,700
WW International, Inc. 4.50%, 4/15/2029 (a)	44,000	30,545
Xerox Holdings Corp. 5.50%, 8/15/2028 (a)	49,000	41,151
XPO CNW, Inc. 6.70%, 5/1/2034	39,000	37,489
XPO, Inc. 7.13%, 6/1/2031 (a)	101,000	99,427
		15,038,025
TOTAL CORPORATE BONDS & NOTES (Cost $20,548,728)		19,549,731
ASSET-BACKED SECURITIES — 12.4%
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3, 3 mo. USD Term SOFR + 1.91%, 7.22%, 1/15/2032 (a) (b)	250,000	246,700
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3 mo. USD Term SOFR + 1.40%, 6.71%, 7/15/2032 (a) (b)	250,000	248,441
Ballyrock CLO Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.26%, 6.59%, 4/20/2031 (a) (b)	239,277	238,056

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD Term SOFR + 2.36%, 7.67%, 1/15/2031 (a) (b)	$255,000	$254,159
Clover CLO LLC Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 1.96%, 7.29%, 4/20/2032 (a) (b)	320,000	316,256
Elmwood CLO V Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.41%, 6.74%, 10/20/2034 (a) (b)	250,000	248,475
Generate CLO 2 Ltd. Series 2A, Class BR, 3 mo. USD Term SOFR + 1.71%, 7.06%, 1/22/2031 (a) (b)	250,000	245,950
Greywolf CLO VI Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.29%, 6.64%, 4/26/2031 (a) (b)	250,000	248,600
Hayfin U.S. XII Ltd. Series 2018-8A, Class B, ABS, 3 mo. USD Term SOFR + 1.74%, 7.07%, 4/20/2031 (a) (b)	250,000	246,025
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2, 3 mo. USD Term SOFR + 1.26%, 6.60%, 7/21/2030 (a) (b)	241,354	240,171
OHA Credit Funding 6 Ltd. Series 2015-17A, Class AR, 3 mo. USD Term SOFR + 1.40%, 6.73%, 7/20/2034 (a) (b)	250,000	248,899
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	600,000	572,213
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3 mo. USD Term SOFR + 1.96%, 7.31%, 10/22/2030 (a) (b)	250,000	248,100
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 7.38%, 4/20/2036 (a) (b)	250,000	249,419
Sounds Point CLO IV-R Ltd. Series 2013-3RA, Class A, 3 mo. USD Term SOFR + 1.41%, 6.72%, 4/18/2031 (a) (b)	250,000	248,299
THL Credit Wind River CLO Ltd. Series 2017-4A, Class B, 3 mo. USD Term SOFR + 1.71%, 7.09%, 11/20/2030 (a) (b)	250,000	246,725
TOTAL ASSET-BACKED SECURITIES (Cost $4,344,475)		4,346,488

Security Description	Shares	Value
CONVERTIBLE BONDS — 0.5%
UNITED STATES — 0.5%
Array Technologies, Inc. 1.00%, 12/1/2028	13,000	$14,834
Axon Enterprise, Inc. 0.50%, 12/15/2027 (a)	11,000	11,753
Bill Holdings, Inc. 12/1/2025	15,000	15,079
Cloudflare, Inc. 8/15/2026	36,000	30,593
Liberty Media Corp.-Liberty Formula One 2.25%, 8/15/2027	20,000	19,541
Liberty TripAdvisor Holdings, Inc. 0.50%, 6/30/2051 (a)	30,000	24,538
NCL Corp. Ltd. 1.13%, 2/15/2027	15,000	12,441
Royal Caribbean Cruises Ltd. 6.00%, 8/15/2025	5,000	9,861
TransMedics Group, Inc. 1.50%, 6/1/2028 (a)	10,000	9,099
Zscaler, Inc. 0.13%, 7/1/2025	10,000	12,026
		159,765
TOTAL CONVERTIBLE BONDS (Cost $167,694)		159,765
	Principal Amount
SENIOR FLOATING RATE LOANS — 17.9%
ADVERTISING SERVICES — 0.4%
CMG Media Corp., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.99%, 12/17/2026 (b)	$146,608	134,757
AIR FREIGHT & LOGISTICS — 0.3%
Rand Parent LLC, Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.64%, 3/17/2030 (b)	95,520	92,933
AUTO PARTS & EQUIPMENT — 0.5%
First Brands Group LLC:
Senior Secured 2021 Term Loan, 6 mo. USD Term SOFR + 5.00%, 10.88%, 3/30/2027 (b)	64,000	63,307
Senior Secured 2022 Incremental Term Loan, COR, 3/30/2027	49,539	49,013
Wheel Pros LLC, Senior Secured 2023 FILO Term Loan, 2/10/2028 (d)	51,000	55,367
		167,687

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
AUTOMOBILE COMPONENTS — 0.3%
USI, Inc., Senior Secured 2022 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.14%, 11/22/2029 (b)	$99,000	$99,048
BEVERAGES — 0.1%
City Brewing Co. LLC, Senior Secured Closing Date Term Loan, 3 mo. USD Term SOFR + 3.50%, 9.07%, 4/5/2028 (b)	55,235	36,547
BROADCAST SERV/PROGRAM — 0.9%
EW Scripps Co., Senior Secured2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 7.99%, 5/1/2026 (b)	323,042	319,138
BUILDING PRODUCTS — 0.2%
ACProducts, Inc., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 5/17/2028 (b)	58	48
Emrld Borrower LP, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.32%, 5/31/2030 (b)	45,917	45,917
Oscar AcquisitionCo LLC, Senior Secured Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.99%, 4/29/2029 (b)	30,690	30,512
		76,477
CHEMICALS — 0.8%
Aruba Investments, Inc., Senior Secured 2020 USD Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.42%, 11/24/2027 (b)	129,013	126,916
LSF11 A5 Holdco LLC, Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.81%, 10/15/2028 (b)	110,094	107,644
Olympus Water U.S. Holding Corp., Senior Secured 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.40%, 11/9/2028 (b)	54,639	53,996
		288,556
COMMERCIAL SERVICES — 1.1%
Albion Financing 3 Sarl, Senior Secured USD Term Loan, 3 mo. USD LIBOR + 5.25%, 10.86%, 8/17/2026 (b)	104,099	104,393
Security Description	Principal Amount	Value
CoreLogic, Inc., Senior Secured Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.82%, 6/2/2028 (b)	$23,491	$21,792
GTCR W Merger Sub LLC, Senior Secured USD Term Loan B, 9/20/2030 (d)	157,000	157,057
Neptune Bidco U.S., Inc., Senior Secured 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.40%, 4/11/2029 (b)	130,000	117,461
		400,703
COMMERCIAL SERVICES & SUPPLIES — 0.6%
McGraw-Hill Global Education Holdings LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.18%, 7/28/2028 (b)	157,008	154,375
Prime Security Services Borrower LLC, Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.19%, 9/23/2026 (b)	47,092	47,076
		201,451
COMMUNICATIONS EQUIPMENT — 0.5%
CommScope, Inc., Senior Secured 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.57%, 4/6/2026 (b)	182,632	167,200
COMPUTERS — 0.7%
Genuine Financial Holdings LLC, Senior Secured Term Loan B, 9/20/2030 (d)	121,000	120,093
NCR Atleos LLC, Senior Secured Term Loan B, 3/22/2029 (d)	139,000	134,309
		254,402
CONTAINERS & PACKAGING — 0.3%
Graham Packaging Co., Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 8/4/2027 (b)	116,146	116,053
ENERGY-ALTERNATE SOURCES — 0.3%
Array Technologies, Inc., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 10/14/2027 (b)	105,872	105,756
FINANCIAL SERVICES — 0.8%
DirecTV Financing LLC, Senior Secured Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.43%, 8/2/2027 (b)	115,898	113,532

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
Paysafe Holdings Corp., Senior Secured USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.18%, 6/28/2028 (b)	$157,225	$154,670
		268,202
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Bausch & Lomb Corp., Senior Secured 2023 Incremental Term Loan, 9/14/2028 (d)	63,000	62,291
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Agiliti Health, Inc., Senior Secured 2023 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.25%, 5/1/2030 (b)	58,523	58,377
Avantor Funding, Inc., Senior Secured 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.67%, 11/8/2027 (b)	19,824	19,846
CHG Healthcare Services, Inc., Senior Secured 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.57%, 9/29/2028 (b)	294,000	293,149
Medline Borrower LP, Senior Secured USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 10/23/2028 (b)	55,248	55,163
RegionalCare Hospital Partners Holdings, Inc., Senior Secured 2018 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.38%, 11/16/2025 (b)	120,000	119,937
		546,472
HOTELS, RESTAURANTS & LEISURE — 0.6%
19th Holdings Golf LLC, Senior Secured 2022 Term Loan B, 1 mo. USD Term SOFR + 3.35%, 8.68%, 2/7/2029 (b)	155,216	151,530
Caesars Entertainment Corp., Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.67%, 2/6/2030 (b)	44,775	44,845
		196,375
INSURANCE — 0.7%
Sedgwick Claims Management Services, Inc., Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.07%, 2/24/2028 (b)	218,940	218,790
USI, Inc.:
Senior Secured 2023 Acquisition Term Loan, 9/14/2030 (d)	13,200	13,184
Security Description	Principal Amount	Value
Senior Secured 2023 Refi Term Loan, 9/14/2030 (d)	$8,800	$8,789
		240,763
INTERNET & TELECOM — 0.4%
Arches Buyer, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.67%, 12/6/2027 (b)	102,362	100,427
Uber Technologies, Inc., Senior Secured 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.16%, 3/3/2030 (b)	40,692	40,725
		141,152
LEISURE INDUSTRY — 0.4%
Carnival Corp., Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.33%, 8/8/2027 (b)	141,000	140,882
MACHINERY-CONSTRUCTION & MINING — 0.2%
Clear Channel Outdoor Holdings, Inc., Senior Secured Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.85%, 8/21/2026 (b)	84,547	82,310
MEDIA — 0.3%
MH Sub I LLC, Senior Secured 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.57%, 5/3/2028 (b)	108,728	105,372
MISCELLANEOUS MANUFACTUR — 0.2%
Gates Global LLC, Senior Secured 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.50%, 7.82%, 3/31/2027 (b)	76,142	76,056
PASSENGER AIRLINES — 0.9%
American Airlines, Inc., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.34%, 4/20/2028 (b)	104,500	107,838
SkyMiles IP Ltd., Senior Secured 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.08%, 10/20/2027 (b)	91,800	95,156
United Airlines, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.18%, 4/21/2028 (b)	131,204	131,614
		334,608

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.6%
Jazz Financing Lux Sarl, Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.93%, 5/5/2028 (b)	$92,476	$92,508
Organon & Co., Senior Secured USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.44%, 6/2/2028 (b)	112,394	112,366
		204,874
PROFESSIONAL SERVICES — 0.2%
Proofpoint, Inc., Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.68%, 8/31/2028 (b)	74,085	73,565
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Altar Bidco, Inc., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.10%, 8.40%, 2/1/2029 (b)	131,337	131,058
SOFTWARE — 2.2%
Camelot U.S. Acquisition LLC, Senior Secured Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.43%, 10/30/2026 (b)	119,429	119,504
Cengage Learning, Inc., Senior Secured 2021 Term Loan B, 3 mo. USD LIBOR + 4.75%, 10.32%, 7/14/2026 (b)	60,845	60,655
Dun & Bradstreet Corp., Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.17%, 2/6/2026 (b)	125,348	125,309
Open Text Corp., Senior Secured 2023 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.07%, 1/31/2030 (b)	178,000	178,233
RealPage, Inc., Senior Secured 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.43%, 4/24/2028 (b)	58,554	57,956
Sabre Global, Inc.:
Senior Secured 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.93%, 12/17/2027 (b)	45,218	39,882
Senior Secured 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.93%, 12/17/2027 (b)	70,658	62,320
Ultimate Software Group, Inc., Senior Secured 2021 Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.62%, 5/4/2026 (b)	130,338	130,116
		773,975
Security Description	Principal Amount	Value
SPECIALTY RETAIL — 0.9%
Michaels Cos., Inc., Senior Secured 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.90%, 4/15/2028 (b)	$126,118	$115,455
PetSmart, Inc., Senior Secured 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.17%, 2/11/2028 (b)	220,314	219,979
		335,434
TRANSPORT-SERVICES — 0.3%
Endure Digital, Inc., Senior Secured Term Loan, 3 mo. USD LIBOR + 3.50%, 8.79%, 2/10/2028 (b)	99,085	96,526
TOTAL SENIOR FLOATING RATE LOANS (Cost $6,350,630)		6,270,623
	Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.9%
UNITED STATES — 4.9%
SPDR Blackstone Senior Loan ETF (e)	40,506	1,698,417
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,687,776)		1,698,417
Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $99,000)	$100,000	78,012

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.33% (f) (g)	2,694,249	$2,694,249
TOTAL INVESTMENTS — 99.4% (Cost $35,892,600)		34,797,285
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		226,593
NET ASSETS — 100.0%		$35,023,878
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.6% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	32	12/29/2023	$3,406,799	$3,371,500	$(35,298)
2 Yr. U.S. Treasury Note Futures (long)	10	12/29/2023	2,032,139	2,027,109	(5,030)
U.S. Treasury Bond Futures (long)	9	12/19/2023	1,081,014	1,024,031	(56,983)
Ultra U.S. Treasury Bond Futures (long)	5	12/19/2023	636,457	593,438	(43,019)
10 Yr. U.S. Treasury Ultra Futures (long)	34	12/19/2023	3,855,825	3,793,125	(62,700)
					$(203,030)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Morgan Stanley Bank NA	440,000	Pays/Annually	1 month SOFR	(2.94%)	01/18/53	$80,844	$—	$80,844
Morgan Stanley Bank NA	1,870,000	Receives/Annually	1 month SOFR	3.36%	01/18/28	(77,903)	—	(77,903)
								$2,941
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2023 (Unaudited)

Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s Omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America Investment Grade Index	Morgan Stanley Bank NA	3,465	1.00%/ Quarterly	12/20/28	$(42,315)	$(39,936)	$(2,380)
Markit CDX North America High Yield Index	Morgan Stanley Bank NA	1,040	5.00%/ Quarterly	12/20/28	(10,127)	(6,642)	(3,485)
							$(5,865)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$19,549,731	$—	$19,549,731
Asset-Backed Securities	—	4,346,488	—	4,346,488
Commercial Mortgage Backed Securities	—	78,012	—	78,012
Convertible Bonds	—	159,765	—	159,765
Mutual Funds and Exchange Traded Products	1,698,417	—	—	1,698,417
Senior Floating Rate Loans	—	6,270,623	—	6,270,623
Short-Term Investments	2,694,249	—	—	2,694,249
TOTAL INVESTMENTS	$4,392,666	$30,404,619	$—	$34,797,285
OTHER FINANCIAL INSTRUMENTS:
Centrally Cleared IRS Swap Agreements - Unrealized Appreciation	$—	$80,844	$—	$80,844
Centrally Cleared IRS Swap Agreements - Unrealized Depreciation	—	(77,903)	—	(77,903)
Credit Default Swaps - Unrealized Depreciation	—	(5,865)	—	(5,865)
Futures Contracts - Unrealized Depreciation	(203,030)	—	—	(203,030)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(203,030)	$(2,924)	$—	$(205,954)

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
SPDR Blackstone Senior Loan ETF	23,140	$968,872	$727,005	$—	$—	$2,540	40,506	$1,698,417	$21,057
State Street Institutional U.S. Government Money Market Fund, Class G Shares	585,448	585,448	5,402,721	3,293,920	—	—	2,694,249	2,694,249	12,507
Total		$1,554,320	$6,129,726	$3,293,920	$—	$2,540		$4,392,666	$33,564
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

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September 30, 2023 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2023, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended September 30, 2023, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses,

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respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Interest Rate Swaps
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. During the period ended September 30, 2023, the SPDR Loomis Sayles Opportunistic Bond ETF entered into interest rate swaps in order to manage interest rate risk.
Credit Default Swaps
During the period ended September 30, 2023, the SPDR Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
Loan Agreements
The Blackstone Senior Loan ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.

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September 30, 2023 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2023 are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Funds is available in the Fund's most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com/spdrs as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.